Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, 5.24%, 04/15/31	$500	$516,090
Chase Issuance Trust, 4.60%, 01/16/29	860	863,450
GM Financial Consumer Automobile Receivables Trust, 5.16%, 08/16/29	500	507,337
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	90	90,369
Toyota Auto Receivables Owner Trust, 4.83%, 10/16/28	500	502,316
World Omni Auto Receivables Trust, 4.86%, 03/15/29	280	281,155
Total Asset-Backed Securities — 0.4% (Cost: $2,746,988)		2,760,717
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.9%
Bank, 2.56%, 05/15/64	200	175,403
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	95,180
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	170,294
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	460	406,753
Benchmark Mortgage Trust
4.44%, 05/15/55(a)	1,000	951,257
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	635	628,401
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	90,883
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	86,189
BMO Mortgage Trust, 5.88%, 09/15/57(a)	100	98,573
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	62	61,051
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	194,700
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	500	476,866
4.50%, 07/25/33(a)	200	197,631
4.51%, 07/25/29	300	301,526
5.36%, 01/25/29(a)	950	979,839
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	297	293,228
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49	100	97,712
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	70	69,885
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60	150	147,447
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	521,050
		6,043,868
Total Collateralized Mortgage Obligations — 0.9% (Cost: $6,479,649)		6,043,868
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	50	38,372
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	75	73,457
7.50%, 06/01/29(b)(c)	75	66,290
7.75%, 04/15/28(b)	67	61,223
Security	Par (000)	Value
Advertising (continued)
7.88%, 04/01/30(b)	$60	$60,830
9.00%, 09/15/28(b)	50	52,510
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	55	48,394
3.38%, 03/01/41	30	21,684
4.75%, 03/30/30	53	53,190
5.40%, 10/01/48	35	31,376
Omnicom Group Inc.
2.60%, 08/01/31	15	13,156
5.30%, 11/01/34	55	54,567
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	37	35,058
4.63%, 03/15/30(b)	35	32,897
5.00%, 08/15/27(b)	45	44,489
7.38%, 02/15/31(b)	30	31,713
Stagwell Global LLC, 5.63%, 08/15/29(b)	75	70,622
		789,828
Aerospace & Defense — 0.0%
Hexcel Corp., 4.20%, 02/15/27	45	44,473
Howmet Aerospace Inc.
3.00%, 01/15/29	71	67,544
5.90%, 02/01/27	56	57,287
5.95%, 02/01/37	50	52,450
6.75%, 01/15/28	35	36,890
Triumph Group Inc., 9.00%, 03/15/28(b)	68	71,147
		329,791
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27(b)	40	39,700
6.00%, 06/15/30(b)	65	65,115
		104,815
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)	35	34,668
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)	200	185,319
British Airways Pass Through Trust, Class A, 4.25%, 05/15/34(b)(c)	13	12,637
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	135	133,600
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(c)	39	35,594
Latam Airlines Group SA, 7.88%, 04/15/30(d)	110	110,414
		512,232
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31(b)(c)	25	22,296
4.25%, 03/15/29(b)	25	23,589
Hanesbrands Inc., 9.00%, 02/15/31(b)(c)	40	42,224
Kontoor Brands Inc., 4.13%, 11/15/29(b)	30	27,669
Tapestry Inc.
3.05%, 03/15/32(c)	60	52,344
4.13%, 07/15/27	78	77,106
Under Armour Inc., 3.25%, 06/15/26	40	39,108
VF Corp.
2.80%, 04/23/27	30	28,254
2.95%, 04/23/30	50	41,745
6.00%, 10/15/33	30	26,962
6.45%, 11/01/37	20	17,358
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	40	35,003
		433,658

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 0.2%
American Honda Finance Corp.
2.00%, 03/24/28	$200	$186,777
4.40%, 10/05/26	100	99,798
4.40%, 09/05/29	115	113,730
4.45%, 10/22/27	100	99,745
4.85%, 10/23/31	125	123,813
5.20%, 03/05/35	100	97,762
5.25%, 07/07/26	50	50,375
Cummins Inc.
1.50%, 09/01/30	100	86,170
2.60%, 09/01/50	60	34,617
4.70%, 02/15/31	100	99,668
4.88%, 10/01/43	55	50,190
5.15%, 02/20/34	50	50,346
5.30%, 05/09/35	10	9,986
5.45%, 02/20/54	70	65,921
PACCAR Financial Corp.
4.00%, 09/26/29	5	4,930
4.60%, 01/31/29	5	5,046
5.00%, 05/13/27	55	55,829
5.20%, 11/09/26	75	76,029
Series R, 4.50%, 11/25/26	40	40,207
Wabash National Corp., 4.50%, 10/15/28(b)	25	21,313
		1,372,252
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc.
5.00%, 10/01/29(c)	40	36,336
6.50%, 04/01/27	35	34,821
6.88%, 07/01/28(c)	25	24,821
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% PIK)(b)(e)	27	22,901
Dana Inc.
4.25%, 09/01/30	30	28,472
4.50%, 02/15/32(c)	21	19,639
5.38%, 11/15/27	25	24,851
5.63%, 06/15/28	30	29,927
Forvia SE, 8.00%, 06/15/30(b)	30	30,474
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	53,074
Lear Corp.
3.50%, 05/30/30	20	18,532
3.55%, 01/15/52	30	18,520
3.80%, 09/15/27	25	24,470
4.25%, 05/15/29	65	63,320
5.25%, 05/15/49(c)	60	49,626
LG Energy Solution Ltd., 5.38%, 07/02/29(d)	200	200,688
Phinia Inc.
6.63%, 10/15/32(b)	30	29,798
6.75%, 04/15/29(b)	35	35,824
Tenneco Inc., 8.00%, 11/17/28(b)	132	130,002
		876,096
Banks — 4.9%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(b)	15	14,504
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	60	55,374
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)	60	51,979
5.52%, 12/03/35, (1-year CMT + 1.250%)(a)(b)	5	5,007
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	205,160
Security	Par (000)	Value
Banks (continued)
AIB Group PLC
5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)	$200	$203,037
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	20	21,042
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	5	5,065
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(a)	30	26,066
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	100	96,475
6.45%, 07/30/35, (5-year CMT + 2.486%)(a)(b)	100	101,380
Banco do Brasil SA, 6.25%, 04/18/30(d)	200	203,701
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(d)	200	175,790
4.45%, 09/19/28(d)	200	197,933
Bank of China Ltd., 3.50%, 04/20/27(d)	200	197,151
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(b)	50	48,190
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	15	15,325
Bank of Montreal
1.25%, 09/15/26	240	230,507
2.65%, 03/08/27	125	121,383
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	85	72,447
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	115	111,137
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	60	60,621
5.20%, 02/01/28	125	127,430
5.27%, 12/11/26	105	106,235
5.51%, 06/04/31	35	36,165
5.72%, 09/25/28	110	114,090
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	140	139,867
Series H, 4.70%, 09/14/27	130	130,711
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	40	38,293
1.65%, 07/14/28	20	18,531
1.65%, 01/28/31	90	77,085
1.80%, 07/28/31	90	76,823
2.05%, 01/26/27	45	43,424
2.45%, 08/17/26	86	84,120
3.00%, 10/30/28	110	105,021
3.25%, 05/16/27	110	108,101
3.30%, 08/23/29	105	100,009
3.40%, 01/29/28	163	159,736
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	157	154,690
3.85%, 04/28/28	132	131,096
3.85%, 04/26/29	30	29,454
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	115	109,896
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	210	212,328
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	115	113,743
4.98%, 03/14/30, (1-day SOFR + 1.085%)(a)	5	5,085
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	15	15,167
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	100	100,023
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	30	30,152
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	40	41,289
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	75	78,526
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	80	86,993
Series J, 1.90%, 01/25/29	45	41,249
Bank of Nova Scotia (The)
1.30%, 09/15/26	120	115,474
1.35%, 06/24/26	55	53,279
1.95%, 02/02/27	80	77,010

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.15%, 08/01/31	$160	$137,610
2.45%, 02/02/32	50	42,871
2.70%, 08/03/26	140	137,277
2.95%, 03/11/27	90	87,775
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	100	99,627
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	115	107,138
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	30	29,676
4.85%, 02/01/30	40	40,368
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	10	10,117
5.25%, 06/12/28	60	61,529
5.45%, 08/01/29	120	123,684
5.65%, 02/01/34	75	77,520
Bank of the Philippine Islands, 5.00%, 04/07/30(d)	200	203,999
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)	5	4,491
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	105	100,936
5.09%, 01/23/27(b)	35	35,276
5.79%, 07/13/28(b)	30	30,931
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	290	279,093
2.28%, 01/20/32, (1-day SOFR + 1.312%)(a)(b)	25	21,229
2.70%, 10/01/29(b)	110	101,239
3.25%, 01/11/28(b)	255	246,683
3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)	65	45,679
3.65%, 01/14/37, (5-year CMT + 1.900%)(a)(b)	35	30,156
4.63%, 09/12/28(b)	15	14,897
5.13%, 01/18/28(b)	10	10,117
5.20%, 01/18/27(b)	250	252,599
5.75%, 07/19/33, (1-day SOFR + 2.865%)(a)(b)	5	5,059
5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)	250	253,352
6.29%, 01/14/36, (1-day SOFR + 2.040%)(a)(b)	10	10,389
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	250	263,050
6.92%, 01/14/46, (1-day SOFR + 2.610%)(a)(b)	5	5,101
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)	240	260,053
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)	10	10,301
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	205	212,037
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(b)	35	35,806
6.84%, 09/13/34, (1-day SOFR + 2.770%)(a)(b)	200	216,306
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	100	98,292
3.60%, 04/07/32	90	82,709
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	100	99,853
5.24%, 06/28/27	185	187,751
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	100	101,624
5.26%, 04/08/29	115	117,766
6.09%, 10/03/33	90	95,452
Capital One NA, 4.65%, 09/13/28	250	250,093
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	203,739
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(d)	200	201,766
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	35	33,373
Comerica Inc., 4.00%, 02/01/29	130	125,923
DBS Group Holdings Ltd., 1.19%, 03/15/27(b)	30	28,394
DIB Sukuk Ltd., 5.24%, 03/04/29(d)	200	202,287
DNB Bank ASA, 1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)	70	66,285
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	70	76,487
Security	Par (000)	Value
Banks (continued)
Emirates NBD Bank PJSC, 4.25%, (6-year CMT + 3.155%)(a)(d)(f)	$200	$193,587
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	25	24,989
5.70%, 03/14/28(b)	40	41,222
Fifth Third Bancorp
2.55%, 05/05/27	100	96,290
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	290	290,745
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	295	302,940
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	15	15,689
8.25%, 03/01/38	55	64,241
First Abu Dhabi Bank PJSC
4.50%, (5-year CMT + 4.138%)(a)(d)(f)	200	197,389
5.00%, 02/28/29(d)	200	202,196
HDFC Bank Ltd., 5.20%, 02/15/27(d)	200	201,141
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	75	62,172
2.55%, 02/04/30	155	140,173
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	110	111,210
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	75	75,350
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(f)	200	195,755
Industrial & Commercial Bank of China Ltd./Singapore, 4.94%, 10/25/26, (1-day SOFR Index + 0.600%)(a)(d)	200	200,214
ING Groep NV
3.95%, 03/29/27	265	262,480
4.05%, 04/09/29	5	4,901
4.55%, 10/02/28	205	204,721
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	10	10,060
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	200	203,885
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	50	50,272
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	205	215,143
Kasikornbank PCL, 5.46%, 03/07/28(d)	200	203,017
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)	20	21,130
KEB Hana Bank, 5.75%, 10/24/28(d)	200	207,896
KeyBank NA, 5.00%, 01/26/33	25	24,194
KeyBank NA/Cleveland OH, 4.39%, 12/14/27	250	248,151
KeyCorp
2.25%, 04/06/27	161	154,199
2.55%, 10/01/29	134	122,077
4.10%, 04/30/28	115	113,354
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	80	76,284
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(c)	50	49,872
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	80	83,992
Kookmin Bank, 4.50%, 02/01/29(d)	200	197,075
Korea Development Bank (The), 2.00%, 10/25/31	200	172,600
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	210	192,829
4.38%, 02/15/28(d)	5	5,046
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	30	25,548
1.00%, 02/25/28(d)	50	46,262
1.75%, 07/27/26	155	150,909
1.75%, 01/14/27(d)	185	178,410
3.00%, 05/21/29(d)	50	48,171
3.88%, 09/28/27	25	24,972
3.88%, 06/14/28	55	54,937
4.13%, 02/06/31(d)	155	154,978

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.63%, 04/17/29	$40	$40,936
5.00%, 10/24/33	75	78,162
Series 37, 2.50%, 11/15/27	130	125,709
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	25	24,895
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	85	82,272
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)	115	112,073
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)	140	122,802
3.62%, 06/03/30(b)	120	111,391
5.21%, 06/15/26(b)(c)	165	166,345
6.80%, 01/18/33(b)	15	15,957
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	250	250,940
National Bank of Canada, 5.60%, 12/18/28	70	72,301
NBK SPC Ltd., 1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	200	191,460
Nordea Bank Abp
1.50%, 09/30/26(b)	140	134,575
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)	140	137,786
5.38%, 09/22/27(b)	45	45,818
Norinchukin Bank (The)
2.08%, 09/22/31(b)	105	87,968
4.87%, 09/14/27(b)	20	19,994
Northern Trust Corp.
1.95%, 05/01/30	120	106,441
3.15%, 05/03/29	85	81,513
3.38%, 05/08/32(a)	47	45,364
3.65%, 08/03/28	85	83,497
4.00%, 05/10/27	108	107,631
6.13%, 11/02/32	75	79,754
NRW Bank, 4.63%, 03/08/27(d)	34	34,288
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	65	64,561
3.75%, 09/05/29	15	14,847
4.13%, 01/18/29	125	125,548
4.25%, 03/01/28	55	55,444
4.50%, 01/24/30	5	5,097
4.75%, 05/21/27	155	157,104
5.00%, 10/23/26	55	55,663
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(d)	200	199,146
PNC Bank NA, 4.05%, 07/26/28	15	14,775
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	90	86,559
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	140	121,001
2.55%, 01/22/30	250	228,458
2.60%, 07/23/26	155	152,122
3.15%, 05/19/27	90	87,996
3.45%, 04/23/29	261	251,857
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	65	61,666
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	160	157,797
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	160	158,121
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	140	142,141
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	140	139,692
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	105	107,995
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	185	190,297
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	120	120,957
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	105	107,138
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	45	46,580
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	110	115,015
Security	Par (000)	Value
Banks (continued)
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	$105	$107,917
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	150	164,703
QNB Finance Ltd., 5.55%, 04/02/29, (1-day SOFR + 1.200%)(a)	200	202,033
Regions Bank/Birmingham AL, 6.45%, 06/26/37	5	5,075
Regions Financial Corp.
1.80%, 08/12/28	75	68,583
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	35	35,805
7.38%, 12/10/37	51	56,072
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	5	4,396
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	15	14,860
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(a)	200	204,674
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(d)	200	187,622
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	202,135
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)	60	57,639
5.13%, 03/05/27(b)	10	10,126
5.38%, 03/05/29(b)	10	10,247
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)	30	28,958
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)	200	173,256
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)	5	4,369
5.25%, 02/19/27(b)	400	402,523
5.50%, 04/13/29, (1-year CMT + 1.200%)(a)(b)	200	202,447
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)	205	206,515
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)	200	202,961
6.10%, 04/13/33, (1-year CMT + 1.600%)(a)(b)	215	221,063
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(b)	200	197,960
7.37%, 01/10/53(b)	5	5,097
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	120	115,672
2.20%, 03/03/31	115	100,080
2.40%, 01/24/30	130	119,488
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	30	26,090
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	55	50,132
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	85	84,111
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	35	33,131
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	15	14,574
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	190	190,600
4.54%, 02/28/28	10	10,072
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	50	49,043
4.83%, 04/24/30	20	20,171
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	90	89,439
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	100	100,756
5.27%, 08/03/26	40	40,375
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	5	5,162
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	60	62,649
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	125	105,856
1.90%, 09/17/28	230	211,552
2.13%, 07/08/30	95	83,777
2.14%, 09/23/30	112	97,457
2.22%, 09/17/31	25	21,442
2.30%, 01/12/41	30	19,786
2.63%, 07/14/26	110	107,790
2.75%, 01/15/30	15	13,785
2.93%, 09/17/41	200	141,261
3.01%, 10/19/26	175	171,527
3.04%, 07/16/29	205	192,705

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.35%, 10/18/27	$138	$134,630
3.36%, 07/12/27	135	132,207
3.45%, 01/11/27	55	54,166
3.54%, 01/17/28	65	63,554
3.94%, 07/19/28	40	39,403
4.31%, 10/16/28(c)	55	54,731
5.45%, 01/15/32	200	205,311
5.52%, 01/13/28	200	205,314
5.56%, 07/09/34	200	204,018
5.63%, 01/15/35	10	10,224
5.71%, 01/13/30	195	203,056
5.77%, 01/13/33	215	222,867
5.78%, 07/13/33	5	5,178
5.81%, 09/14/33	40	41,770
5.84%, 07/09/44	20	19,951
5.88%, 07/13/26	250	253,653
6.18%, 07/13/43	20	20,944
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	65	62,416
4.50%, 09/10/29(b)	205	203,979
4.85%, 09/10/34(b)	205	199,119
5.35%, 03/07/34(b)	15	15,109
5.50%, 03/09/28(b)	25	25,641
5.55%, 09/14/28(b)	230	236,872
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)	300	290,297
5.50%, 06/15/28(b)	20	20,542
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	35	35,418
Truist Bank
2.25%, 03/11/30	15	13,266
3.80%, 10/30/26	35	34,568
Truist Financial Corp.
1.13%, 08/03/27	95	88,782
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	100	92,410
1.95%, 06/05/30	75	65,515
3.88%, 03/19/29	190	184,299
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	130	128,939
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	85	81,560
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	105	102,927
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	45	45,178
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	170	173,826
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	135	137,142
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	185	189,572
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	45	46,994
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	165	177,562
U.S. Bancorp
1.38%, 07/22/30	65	55,380
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	140	134,785
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	80	66,503
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	80	68,968
3.00%, 07/30/29	120	112,432
3.90%, 04/26/28	10	9,901
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	100	99,908
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	145	145,215
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	155	150,301
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	85	82,614
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)	140	141,059
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	45	45,549
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	110	112,528
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)	100	99,699
Security	Par (000)	Value
Banks (continued)
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	$120	$122,228
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	110	113,533
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	125	129,014
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	120	124,238
Series V, 2.38%, 07/22/26	95	93,103
Series X, 3.15%, 04/27/27	170	166,386
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	265	264,662
United Overseas Bank Ltd., 3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)	50	48,899
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.360%)(a)	20	18,273
Webster Financial Corp., 4.10%, 03/25/29	70	67,906
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(a)	45	41,652
Woori Bank, 4.75%, 01/24/29(d)	200	201,140
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	200	207,078
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.830%)(a)	5	5,026
		34,612,660
Beverages — 0.1%
JDE Peet's NV, 2.25%, 09/24/31(b)	25	20,899
Keurig Dr Pepper Inc.
2.25%, 03/15/31	30	26,165
2.55%, 09/15/26	70	68,294
3.20%, 05/01/30	100	93,367
3.35%, 03/15/51	50	32,655
3.43%, 06/15/27	50	48,976
3.80%, 05/01/50	55	39,334
3.95%, 04/15/29	80	78,184
4.05%, 04/15/32	60	57,036
4.42%, 12/15/46	35	27,813
4.50%, 11/15/45	60	48,864
4.50%, 04/15/52	75	60,260
4.60%, 05/25/28	20	20,080
4.60%, 05/15/30	50	49,764
5.05%, 03/15/29	60	60,876
5.30%, 03/15/34(c)	50	50,425
Series 10, 5.20%, 03/15/31	15	15,292
Primo Water Holdings Inc./Triton Water Holdings Inc., 4.38%, 04/30/29(b)	50	47,999
		846,283
Biotechnology — 0.2%
Biogen Inc.
2.25%, 05/01/30	144	127,729
3.15%, 05/01/50	115	70,032
3.25%, 02/15/51	65	39,936
5.20%, 09/15/45	70	61,466
CSL Finance PLC
3.85%, 04/27/27(b)	35	34,547
4.05%, 04/27/29(b)	35	34,455
4.25%, 04/27/32(b)	25	24,031
4.63%, 04/27/42(b)	10	8,652
4.75%, 04/27/52(b)	105	87,418
5.11%, 04/03/34(b)	35	34,967
5.42%, 04/03/54(b)	50	45,689
Illumina Inc.
2.55%, 03/23/31	75	64,601
4.65%, 09/09/26	30	29,969

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.75%, 12/13/27	$45	$45,913
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	95	81,337
2.80%, 09/15/50	76	43,582
Royalty Pharma PLC
1.75%, 09/02/27	60	56,445
2.15%, 09/02/31	20	16,899
2.20%, 09/02/30	35	30,488
3.30%, 09/02/40	25	18,168
3.35%, 09/02/51	110	68,405
3.55%, 09/02/50	70	45,502
5.15%, 09/02/29	45	45,507
5.90%, 09/02/54	35	32,880
		1,148,618
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)	25	24,181
Builders FirstSource Inc.
4.25%, 02/01/32(b)	85	77,101
5.00%, 03/01/30(b)	35	33,963
6.38%, 06/15/32(b)	50	50,476
6.38%, 03/01/34(b)	67	66,866
6.75%, 05/15/35(b)	50	50,276
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	45	39,861
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)	20	14,415
9.50%, 08/15/29(b)	35	31,107
CRH America Finance Inc.
3.95%, 04/04/28(b)	100	98,232
4.40%, 05/09/47(b)	20	16,146
4.50%, 04/04/48(b)	21	17,196
5.40%, 05/21/34	15	15,142
5.50%, 01/09/35	200	201,583
CRH America Inc., 5.13%, 05/18/45(b)	50	45,175
CRH SMW Finance DAC, 5.20%, 05/21/29	5	5,087
Fortune Brands Innovations Inc.
3.25%, 09/15/29	72	67,616
5.88%, 06/01/33	60	61,615
Griffon Corp., 5.75%, 03/01/28(c)	65	64,574
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	30	29,419
Jeld-Wen Inc., 4.88%, 12/15/27(b)(c)	35	30,626
JELD-WEN Inc., 7.00%, 09/01/32(b)(c)	25	18,452
Knife River Corp., 7.75%, 05/01/31(b)	30	31,480
Lennox International Inc., 1.70%, 08/01/27	57	53,455
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	25	23,614
Martin Marietta Materials Inc.
2.40%, 07/15/31	77	66,980
3.20%, 07/15/51	75	47,658
3.45%, 06/01/27	25	24,447
3.50%, 12/15/27	55	53,678
4.25%, 12/15/47	40	31,498
5.15%, 12/01/34	95	94,310
Series CB, 2.50%, 03/15/30	57	51,867
Masco Corp.
2.00%, 10/01/30	90	77,406
2.00%, 02/15/31	40	33,827
3.13%, 02/15/51	20	12,107
3.50%, 11/15/27	45	43,799
4.50%, 05/15/47	35	27,699
Security	Par (000)	Value
Building Materials (continued)
Mohawk Industries Inc.
3.63%, 05/15/30	$40	$37,687
5.85%, 09/18/28	25	25,795
Owens Corning
3.40%, 08/15/26	64	63,051
3.50%, 02/15/30	60	56,715
3.88%, 06/01/30	40	38,180
3.95%, 08/15/29	5	4,846
4.30%, 07/15/47	50	39,379
4.40%, 01/30/48	25	19,855
5.70%, 06/15/34	30	30,634
5.95%, 06/15/54(c)	15	14,734
7.00%, 12/01/36	25	27,645
Trane Technologies Financing Ltd.
3.80%, 03/21/29	73	71,707
4.50%, 03/21/49	34	27,846
4.65%, 11/01/44	30	25,597
5.10%, 06/13/34	60	59,904
5.25%, 03/03/33	40	40,800
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	47	46,106
4.30%, 02/21/48	27	21,451
5.75%, 06/15/43	20	19,697
Vulcan Materials Co.
3.50%, 06/01/30	90	85,355
4.50%, 06/15/47	32	26,354
4.70%, 03/01/48	50	41,954
4.95%, 12/01/29	5	5,062
5.70%, 12/01/54	60	57,744
		2,621,032
Chemicals — 0.6%
Air Liquide Finance SA
2.25%, 09/10/29(b)	25	23,016
2.50%, 09/27/26(b)	55	53,732
3.50%, 09/27/46(b)	50	36,551
Air Products and Chemicals Inc.
1.85%, 05/15/27	58	55,504
2.05%, 05/15/30	69	61,521
2.70%, 05/15/40	70	49,956
2.80%, 05/15/50	65	40,211
4.60%, 02/08/29	30	30,301
4.75%, 02/08/31	5	5,041
4.80%, 03/03/33	45	44,890
4.85%, 02/08/34	100	98,974
Ashland Inc.
3.38%, 09/01/31(b)	30	25,865
6.88%, 05/15/43	20	20,494
Avient Corp.
6.25%, 11/01/31(b)	45	44,985
7.13%, 08/01/30(b)	50	51,520
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	35	36,568
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	50	46,523
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	30	29,681
Cabot Corp., 4.00%, 07/01/29	15	14,504
CF Industries Inc.
4.95%, 06/01/43	55	47,100
5.15%, 03/15/34	65	63,075
5.38%, 03/15/44	60	53,929

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
FMC Corp.
3.45%, 10/01/29	$45	$41,428
4.50%, 10/01/49	55	39,060
5.15%, 05/18/26	30	30,190
5.65%, 05/18/33	50	48,180
6.38%, 05/18/53	35	32,174
HB Fuller Co.
4.00%, 02/15/27	25	24,557
4.25%, 10/15/28	20	19,063
Huntsman International LLC
2.95%, 06/15/31	15	12,371
5.70%, 10/15/34	5	4,553
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	73	68,107
2.30%, 11/01/30(b)	42	36,480
3.27%, 11/15/40(b)	22	15,660
3.47%, 12/01/50(b)	45	28,919
4.38%, 06/01/47	55	41,166
4.45%, 09/26/28	25	24,763
5.00%, 09/26/48	55	45,177
Linde Inc./CT
1.10%, 08/10/30	54	45,928
3.55%, 11/07/42	30	23,100
Methanex Corp.
5.13%, 10/15/27	47	46,526
5.25%, 12/15/29	50	48,457
5.65%, 12/01/44	20	15,407
Methanex U.S. Operations Inc., 6.25%, 03/15/32(b)	40	38,723
Mosaic Co. (The)
4.05%, 11/15/27	75	74,028
4.88%, 11/15/41	25	21,646
5.38%, 11/15/28	35	35,615
5.45%, 11/15/33(c)	25	25,046
5.63%, 11/15/43	50	46,922
Nutrien Ltd.
2.95%, 05/13/30	94	86,343
3.95%, 05/13/50	60	43,382
4.00%, 12/15/26	35	34,685
4.13%, 03/15/35	30	26,715
4.20%, 04/01/29	85	83,644
4.90%, 06/01/43	30	26,253
5.00%, 04/01/49	56	48,542
5.25%, 01/15/45	40	35,914
5.63%, 12/01/40	25	24,130
5.80%, 03/27/53	45	43,301
5.88%, 12/01/36	40	40,642
OCI NV, 6.70%, 03/16/33(b)	45	49,209
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31(d)	200	164,175
PPG Industries Inc.
2.55%, 06/15/30	75	67,671
3.75%, 03/15/28	134	131,496
Rain Carbon Inc., 12.25%, 09/01/29(b)	30	31,342
RPM International Inc.
4.25%, 01/15/48	45	36,561
4.55%, 03/01/29	15	14,890
5.25%, 06/01/45	10	9,041
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	198,376
Sherwin-Williams Co. (The)
2.20%, 03/15/32	30	25,358
2.30%, 05/15/30	90	80,310
2.90%, 03/15/52	35	20,660
Security	Par (000)	Value
Chemicals (continued)
2.95%, 08/15/29	$90	$84,213
3.30%, 05/15/50	55	36,013
3.45%, 06/01/27	164	161,025
3.80%, 08/15/49	45	32,210
4.00%, 12/15/42	5	3,890
4.50%, 06/01/47	95	77,824
4.55%, 03/01/28	20	20,080
4.55%, 08/01/45	21	17,311
4.80%, 09/01/31	5	4,996
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	194,349
Tronox Inc., 4.63%, 03/15/29(b)(c)	75	62,633
Westlake Corp.
2.88%, 08/15/41	20	13,147
3.13%, 08/15/51	50	29,474
3.38%, 06/15/30(c)	30	27,957
3.38%, 08/15/61	25	14,156
3.60%, 08/15/26	5	4,926
4.38%, 11/15/47	55	41,293
Yara International ASA
3.15%, 06/04/30(b)	85	77,279
3.80%, 06/06/26(b)	25	24,721
4.75%, 06/01/28(b)	92	91,615
7.38%, 11/14/32(d)	100	109,194
		4,318,133
Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	70	66,794
4.88%, 07/15/32(b)	50	47,479
Alta Equipment Group Inc., 9.00%, 06/01/29(b)(c)	35	30,801
AMN Healthcare Inc.
4.00%, 04/15/29(b)(c)	25	22,999
4.63%, 10/01/27(b)	40	38,709
Ashtead Capital Inc.
1.50%, 08/12/26(b)	40	38,476
2.45%, 08/12/31(b)	60	50,793
4.00%, 05/01/28(b)	50	48,897
4.25%, 11/01/29(b)	5	4,855
4.38%, 08/15/27(b)	40	39,705
5.50%, 08/11/32(b)	10	9,950
5.55%, 05/30/33(b)	10	9,912
5.80%, 04/15/34(b)	25	25,101
5.95%, 10/15/33(b)	200	201,634
Automatic Data Processing Inc.
1.25%, 09/01/30	161	137,957
1.70%, 05/15/28	92	86,075
4.45%, 09/09/34	90	86,732
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)	30	28,720
5.38%, 03/01/29(b)(c)	40	37,714
5.75%, 07/15/27(b)	35	34,542
5.75%, 07/15/27(b)	30	29,608
8.00%, 02/15/31(b)(c)	35	35,408
8.25%, 01/15/30(b)(c)	47	47,730
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	75	75,260
Block Financial LLC
2.50%, 07/15/28	55	51,238
3.88%, 08/15/30	35	32,952
Carriage Services Inc., 4.25%, 05/15/29(b)	30	28,088
Cimpress PLC, 7.38%, 09/15/32(b)	40	37,323

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Cintas Corp. No. 2
3.70%, 04/01/27	$170	$168,214
4.00%, 05/01/32	70	66,861
4.20%, 05/01/28	30	29,953
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	60	57,206
4.88%, 07/01/29(b)	60	55,490
Deluxe Corp.
8.00%, 06/01/29(b)	35	32,499
8.13%, 09/15/29(b)	35	35,432
Equifax Inc.
4.80%, 09/15/29	95	94,836
5.10%, 12/15/27	5	5,049
ERAC USA Finance LLC
3.30%, 12/01/26(b)	150	147,310
4.20%, 11/01/46(b)	47	37,316
4.50%, 02/15/45(b)	65	54,338
4.60%, 05/01/28(b)	115	115,698
4.90%, 05/01/33(b)	90	88,642
5.00%, 02/15/29(b)	55	55,984
5.20%, 10/30/34(b)	95	95,325
5.40%, 05/01/53(b)	65	60,899
5.63%, 03/15/42(b)	30	29,253
6.70%, 06/01/34(b)	35	38,537
7.00%, 10/15/37(b)	55	62,081
Global Payments Inc.
2.15%, 01/15/27	80	76,843
2.90%, 05/15/30	85	76,981
2.90%, 11/15/31	70	60,841
3.20%, 08/15/29	115	107,619
4.15%, 08/15/49	30	21,427
5.30%, 08/15/29	5	5,041
5.40%, 08/15/32(c)	60	60,199
5.95%, 08/15/52(c)	85	78,886
GXO Logistics Inc.
1.65%, 07/15/26	70	67,390
2.65%, 07/15/31	55	46,606
6.25%, 05/06/29	60	61,469
6.50%, 05/06/34	15	15,348
Herc Holdings Escrow Inc.
7.00%, 06/15/30(b)	34	35,032
7.25%, 06/15/33(b)	57	58,640
Herc Holdings Inc.
5.50%, 07/15/27(b)	81	80,385
6.63%, 06/15/29(b)	50	50,643
Hertz Corp. (The)
4.63%, 12/01/26(b)(c)	35	30,832
5.00%, 12/01/29(b)(c)	75	50,999
12.63%, 07/15/29(b)	84	85,571
Korn Ferry, 4.63%, 12/15/27(b)	30	29,610
Matthews International Corp., 8.63%, 10/01/27(b)	20	20,787
Moody's Corp.
2.00%, 08/19/31	50	42,727
3.10%, 11/29/61	35	20,870
3.25%, 01/15/28	27	26,341
3.25%, 05/20/50	35	22,766
3.75%, 02/25/52	25	18,091
4.25%, 02/01/29	67	66,577
4.25%, 08/08/32	25	24,190
4.88%, 12/17/48	34	29,631
5.25%, 07/15/44	55	51,014
Security	Par (000)	Value
Commercial Services (continued)
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	$70	$65,976
PayPal Holdings Inc.
2.30%, 06/01/30	80	72,019
2.65%, 10/01/26	70	68,538
2.85%, 10/01/29	149	139,318
3.25%, 06/01/50	92	60,153
3.90%, 06/01/27	10	9,931
4.40%, 06/01/32	70	68,197
5.05%, 06/01/52	55	48,783
5.15%, 06/01/34	80	79,803
5.25%, 06/01/62	40	35,247
5.50%, 06/01/54	40	37,716
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	70	67,274
6.25%, 01/15/28(b)	105	104,939
Quanta Services Inc.
2.35%, 01/15/32	95	80,081
2.90%, 10/01/30	61	55,413
3.05%, 10/01/41	40	27,629
RELX Capital Inc.
3.00%, 05/22/30	100	93,295
4.00%, 03/18/29	70	69,072
4.75%, 03/27/30	100	100,811
RR Donnelley & Sons Co.
8.50%, 04/15/29(b)	26	26,002
9.50%, 08/01/29(b)	55	55,367
10.88%, 08/01/29(b)	40	38,908
S&P Global Inc.
1.25%, 08/15/30	69	58,786
2.30%, 08/15/60	80	39,592
2.45%, 03/01/27	95	92,143
2.50%, 12/01/29	50	46,092
2.70%, 03/01/29	135	127,111
2.90%, 03/01/32	90	80,625
2.95%, 01/22/27	27	26,468
3.25%, 12/01/49	50	34,551
3.70%, 03/01/52	70	51,645
3.90%, 03/01/62	30	21,798
4.25%, 05/01/29	90	89,382
4.75%, 08/01/28	60	60,576
5.25%, 09/15/33	10	10,251
Service Corp. International/U.S.
3.38%, 08/15/30	55	49,977
4.00%, 05/15/31	55	50,607
4.63%, 12/15/27	35	34,477
5.13%, 06/01/29	50	49,546
5.75%, 10/15/32	55	54,656
7.50%, 04/01/27	15	15,514
Sotheby's, 7.38%, 10/15/27(b)	55	54,180
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	25	21,557
TR Finance LLC
5.50%, 08/15/35	30	29,699
5.65%, 11/23/43	5	4,692
5.85%, 04/15/40	37	37,269
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	57	49,864
3.38%, 03/22/27(b)	55	53,866
TriNet Group Inc.
3.50%, 03/01/29(b)	35	32,393
7.13%, 08/15/31(b)	35	36,098

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Triton Container International Ltd., 3.15%, 06/15/31(b)	$55	$46,980
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	45	38,124
Valvoline Inc., 3.63%, 06/15/31(b)	35	31,051
Verisk Analytics Inc.
3.63%, 05/15/50	40	27,732
4.13%, 03/15/29	65	63,965
5.25%, 06/05/34	55	55,146
5.50%, 06/15/45	22	20,644
5.75%, 04/01/33	20	20,806
Veritiv Operating Co., 10.50%, 11/30/30(b)	50	53,270
VM Consolidated Inc., 5.50%, 04/15/29(b)	27	26,673
ZipRecruiter Inc., 5.00%, 01/15/30(b)	40	34,507
		7,276,516
Computers — 0.4%
Accenture Capital Inc.
3.90%, 10/04/27	25	24,819
4.05%, 10/04/29	100	98,722
4.25%, 10/04/31	5	4,910
4.50%, 10/04/34	130	124,837
ASGN Inc., 4.63%, 05/15/28(b)	40	38,618
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	85	81,387
4.00%, 07/01/29(b)	75	71,263
CGI Inc.
1.45%, 09/14/26	70	67,254
2.30%, 09/14/31	50	42,786
Crane NXT Co., 4.20%, 03/15/48	25	15,096
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	65	68,490
DXC Technology Co.
1.80%, 09/15/26	40	38,475
2.38%, 09/15/28	70	64,086
Fortinet Inc., 2.20%, 03/15/31	42	36,512
Gartner Inc.
3.63%, 06/15/29(b)	65	61,681
3.75%, 10/01/30(b)	80	74,754
4.50%, 07/01/28(b)	90	89,067
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	110	109,820
4.45%, 09/25/26	100	99,852
4.55%, 10/15/29	150	148,769
4.85%, 10/15/31	100	99,141
5.00%, 10/15/34	130	126,552
5.25%, 07/01/28	30	30,554
5.60%, 10/15/54	110	102,402
6.20%, 10/15/35	80	83,019
6.35%, 10/15/45	105	104,860
Insight Enterprises Inc., 6.63%, 05/15/32(b)	35	35,677
Kyndryl Holdings Inc.
2.05%, 10/15/26	45	43,405
3.15%, 10/15/31	10	8,869
4.10%, 10/15/41	55	42,425
6.35%, 02/20/34	30	31,470
NCR Voyix Corp.
5.00%, 10/01/28(b)	40	39,409
5.13%, 04/15/29(b)	27	26,336
NetApp Inc.
2.70%, 06/22/30	82	73,856
5.70%, 03/17/35	40	40,206
Seagate HDD Cayman
4.09%, 06/01/29	35	33,451
Security	Par (000)	Value
Computers (continued)
4.13%, 01/15/31	$15	$13,899
4.88%, 06/01/27	35	35,282
5.75%, 12/01/34	40	39,193
8.25%, 12/15/29	35	37,295
8.50%, 07/15/31	35	37,321
9.63%, 12/01/32	51	58,082
Unisys Corp., 6.88%, 11/01/27(b)	35	34,849
Virtusa Corp., 7.13%, 12/15/28(b)	26	25,090
Western Digital Corp.
2.85%, 02/01/29	65	59,393
3.10%, 02/01/32	50	43,239
		2,666,473
Cosmetics & Personal Care — 0.2%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	5	4,806
6.63%, 07/15/30(b)	5	5,091
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	30	28,081
5.50%, 06/01/28(b)	50	49,160
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	30	25,749
2.38%, 12/01/29	59	53,934
2.60%, 04/15/30	105	95,876
3.13%, 12/01/49	60	36,735
3.15%, 03/15/27	78	76,369
4.15%, 03/15/47	45	33,913
4.38%, 06/15/45	45	35,483
5.00%, 02/14/34(c)	50	49,448
5.15%, 05/15/53(c)	50	44,845
6.00%, 05/15/37	15	15,730
Kenvue Inc.
4.90%, 03/22/33	80	80,188
5.05%, 03/22/28	225	230,642
5.05%, 03/22/53	170	155,211
5.10%, 03/22/43	15	14,182
5.20%, 03/22/63	55	49,907
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	50	48,104
4.90%, 12/15/44	20	15,480
6.13%, 09/30/32	50	49,843
		1,198,777
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	45	41,794
4.25%, 04/20/27(b)	15	14,815
4.50%, 10/24/28(b)	50	49,662
4.65%, 04/20/32(b)	80	76,683
Gates Corp./DE, 6.88%, 07/01/29(b)	35	35,882
H&E Equipment Services Inc., 3.88%, 12/15/28(b)	85	85,824
LKQ Corp.
5.75%, 06/15/28	55	56,383
6.25%, 06/15/33	40	41,668
RB Global Holdings Inc.
6.75%, 03/15/28(b)	30	30,628
7.75%, 03/15/31(b)	55	57,582
Resideo Funding Inc.
4.00%, 09/01/29(b)(c)	20	18,641
6.50%, 07/15/32(b)	50	50,453

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
WW Grainger Inc.
3.75%, 05/15/46	$60	$45,609
4.20%, 05/15/47	35	27,848
4.45%, 09/15/34	5	4,820
4.60%, 06/15/45	42	36,310
		674,602
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	155	150,183
3.00%, 10/29/28	195	184,081
3.30%, 01/30/32	250	221,954
3.40%, 10/29/33	150	129,148
3.65%, 07/21/27	155	151,548
3.85%, 10/29/41	150	116,420
3.88%, 01/23/28	160	156,420
4.63%, 09/10/29	155	153,628
4.95%, 09/10/34	15	14,397
5.10%, 01/19/29	160	161,522
5.30%, 01/19/34	10	9,877
5.38%, 12/15/31	5	5,037
5.75%, 06/06/28	165	169,518
6.15%, 09/30/30	15	15,839
6.45%, 04/15/27	155	159,517
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	155	159,043
Affiliated Managers Group Inc.
3.30%, 06/15/30	65	60,599
5.50%, 08/20/34	15	14,712
Air Lease Corp.
1.88%, 08/15/26	95	91,874
2.10%, 09/01/28	45	41,693
2.20%, 01/15/27	10	9,634
2.88%, 01/15/32	30	26,253
3.00%, 02/01/30	80	74,156
3.13%, 12/01/30	65	59,358
3.25%, 10/01/29	5	4,720
3.75%, 06/01/26	35	34,720
4.63%, 10/01/28	50	49,999
5.10%, 03/01/29	5	5,079
5.85%, 12/15/27	55	56,622
Aircastle Ltd.
2.85%, 01/26/28(b)	80	75,548
5.95%, 02/15/29(b)	50	51,298
6.50%, 07/18/28(b)	35	36,283
Ally Financial Inc.
2.20%, 11/02/28	70	63,898
4.75%, 06/09/27	50	50,063
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(a)	15	14,977
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(a)	100	100,974
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	70	69,622
6.65%, 01/17/40, (5-year CMT + 2.450%)(a)	35	33,573
6.70%, 02/14/33(c)	35	35,518
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	30	31,336
7.10%, 11/15/27	35	36,698
8.00%, 11/01/31	225	251,633
American Express Co.
1.65%, 11/04/26	120	115,479
2.55%, 03/04/27	155	150,382
3.30%, 05/03/27	159	156,109
4.05%, 05/03/29	135	134,158
4.05%, 12/03/42	85	70,481
Security	Par (000)	Value
Diversified Financial Services (continued)
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	$105	$101,337
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	200	201,141
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	85	84,037
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	120	121,361
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	110	109,585
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	120	121,757
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	145	146,353
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	175	178,933
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	55	54,696
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	80	80,697
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	45	46,506
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	20	20,243
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)	100	101,974
5.85%, 11/05/27	10	10,351
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	75	77,411
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	5	5,408
American Express Credit Corp., 3.30%, 05/03/27	60	58,965
Ameriprise Financial Inc.
2.88%, 09/15/26	75	73,628
4.50%, 05/13/32	70	68,518
5.15%, 05/15/33	55	55,486
5.70%, 12/15/28	40	41,678
Apollo Global Management Inc.
5.80%, 05/21/54	55	52,568
6.38%, 11/15/33	55	59,033
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	100	92,297
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	20	13,482
Ares Management Corp., 5.60%, 10/11/54	60	54,651
Aviation Capital Group LLC
1.95%, 09/20/26(b)	30	28,865
3.50%, 11/01/27(b)	90	87,056
6.38%, 07/15/30(b)	5	5,247
6.75%, 10/25/28(b)	50	52,803
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	182,178
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	65	69,211
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	70	74,615
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	60	57,693
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	130	107,521
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	140	132,142
3.75%, 07/28/26	65	64,217
3.80%, 01/31/28	130	127,438
4.10%, 02/09/27	100	99,207
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	150	150,439
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	135	133,591
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	110	112,061
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	115	117,007
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	65	66,658
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	60	60,678
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	165	167,156
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	35	35,886
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	60	59,496
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	210	218,713
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	150	156,671
6.70%, 11/29/32	50	53,758
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	105	108,330
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	85	94,704
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	65	74,385
Cboe Global Markets Inc.
1.63%, 12/15/30	15	12,796

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 03/16/32	$65	$57,673
3.65%, 01/12/27	75	74,025
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26(d)	200	192,756
Charles Schwab Corp. (The)
1.65%, 03/11/31	110	92,972
1.95%, 12/01/31	90	75,534
2.00%, 03/20/28	120	113,057
2.30%, 05/13/31	55	48,201
2.45%, 03/03/27	40	38,736
2.75%, 10/01/29	60	55,867
2.90%, 03/03/32	60	52,942
3.20%, 03/02/27	65	63,777
3.20%, 01/25/28	95	92,462
3.25%, 05/22/29	50	47,989
3.30%, 04/01/27	45	44,213
4.00%, 02/01/29	45	44,573
4.63%, 03/22/30	105	106,137
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	70	72,958
5.88%, 08/24/26	85	86,366
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	120	127,467
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	105	110,992
CICC Hong Kong Finance 2016 MTN Ltd., 5.01%, 01/18/27(d)	200	201,195
CMB International Leasing Management Ltd., 5.11%, 06/04/27, (1-day SOFR + 0.760%)(a)(d)	200	200,153
CME Group Inc.
2.65%, 03/15/32	80	70,789
3.75%, 06/15/28	95	93,882
4.15%, 06/15/48(c)	40	32,793
5.30%, 09/15/43	60	58,847
Encore Capital Group Inc.
8.50%, 05/15/30(b)	35	37,105
9.25%, 04/01/29(b)	35	37,328
Far East Horizon Ltd., 5.88%, 03/05/28(d)	200	198,030
Franklin Resources Inc.
1.60%, 10/30/30	65	55,396
2.95%, 08/12/51	40	23,778
goeasy Ltd.
7.63%, 07/01/29(b)	45	45,424
9.25%, 12/01/28(b)	45	47,332
Series 144*, 6.88%, 05/15/30(b)	27	26,719
Intercontinental Exchange Inc.
1.85%, 09/15/32	145	118,779
2.10%, 06/15/30	90	80,108
2.65%, 09/15/40	102	72,614
3.00%, 06/15/50	95	60,336
3.00%, 09/15/60	110	64,982
3.10%, 09/15/27	64	62,345
3.63%, 09/01/28	140	136,570
3.75%, 09/21/28	35	34,289
4.00%, 09/15/27	115	114,081
4.25%, 09/21/48	82	65,928
4.35%, 06/15/29	5	4,988
4.60%, 03/15/33	130	127,759
4.95%, 06/15/52	105	92,548
5.20%, 06/15/62	75	67,794
5.25%, 06/15/31	45	46,402
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	25	24,127
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(b)	$70	$66,323
6.63%, 10/15/31(b)	35	34,695
Lazard Group LLC
4.38%, 03/11/29	50	48,959
4.50%, 09/19/28	10	9,896
6.00%, 03/15/31	25	25,857
Legg Mason Inc., 5.63%, 01/15/44	34	32,700
LPL Holdings Inc.
4.00%, 03/15/29(b)	75	72,071
4.38%, 05/15/31(b)	40	38,034
4.63%, 11/15/27(b)	60	59,533
5.20%, 03/15/30	20	20,102
5.65%, 03/15/35	55	54,268
5.70%, 05/20/27	50	50,831
5.75%, 06/15/35	40	39,724
6.00%, 05/20/34	45	45,721
6.75%, 11/17/28	60	63,736
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	30	30,268
LSEGA Financing PLC
2.00%, 04/06/28(b)	240	224,243
2.50%, 04/06/31(b)	40	35,170
3.20%, 04/06/41(b)	35	26,063
Mirae Asset Securities Co. Ltd., 5.88%, 01/26/27(d)	200	202,856
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	20	19,107
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	5	5,051
Nasdaq Inc.
1.65%, 01/15/31	65	55,345
2.50%, 12/21/40	65	43,794
3.25%, 04/28/50	50	32,592
3.85%, 06/30/26	75	74,552
3.95%, 03/07/52	49	35,344
5.35%, 06/28/28	93	95,388
5.55%, 02/15/34	103	105,497
5.95%, 08/15/53	10	9,891
6.10%, 06/28/63	55	54,357
OneMain Finance Corp.
3.50%, 01/15/27	35	33,921
3.88%, 09/15/28	35	32,880
4.00%, 09/15/30	57	51,308
5.38%, 11/15/29	50	48,451
6.63%, 01/15/28	50	50,913
6.63%, 05/15/29	70	70,787
7.13%, 11/15/31	55	56,016
7.50%, 05/15/31	50	51,475
7.88%, 03/15/30	50	52,242
9.00%, 01/15/29	60	63,030
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	45	42,780
5.75%, 09/15/31(b)	30	28,930
6.88%, 05/15/32(b)	15	15,093
6.88%, 02/15/33(b)	50	50,323
7.13%, 11/15/30(b)	50	51,082
7.88%, 12/15/29(b)	55	57,985
PRA Group Inc.
5.00%, 10/01/29(b)	25	22,436
8.38%, 02/01/28(b)	35	35,318
8.88%, 01/31/30(b)	35	35,879

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Radian Group Inc.
4.88%, 03/15/27	$77	$76,839
6.20%, 05/15/29	45	46,338
Raymond James Financial Inc.
3.75%, 04/01/51	60	42,600
4.65%, 04/01/30	65	65,504
4.95%, 07/15/46	65	57,156
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(b)	50	46,646
4.00%, 10/15/33(b)	100	86,388
Shinhan Card Co. Ltd., 2.50%, 01/27/27(d)	200	192,864
Shriram Finance Ltd., 6.63%, 04/22/27(d)	200	200,408
SLM Corp., 3.13%, 11/02/26	35	34,131
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	192,650
Stifel Financial Corp., 4.00%, 05/15/30	30	28,494
Synchrony Financial
2.88%, 10/28/31	100	84,701
3.70%, 08/04/26	35	34,482
3.95%, 12/01/27	130	126,409
5.15%, 03/19/29	104	103,112
7.25%, 02/02/33	50	51,052
Visa Inc.
0.75%, 08/15/27	130	121,341
1.10%, 02/15/31	120	101,443
1.90%, 04/15/27	77	74,022
2.00%, 08/15/50(c)	85	45,337
2.05%, 04/15/30	107	96,528
2.70%, 04/15/40	70	51,959
2.75%, 09/15/27	75	72,886
3.65%, 09/15/47	55	41,980
4.15%, 12/14/35	100	94,096
4.30%, 12/14/45	225	191,943
Voya Financial Inc.
3.65%, 06/15/26	44	43,580
4.70%, 01/23/48(a)	10	9,440
4.80%, 06/15/46	35	29,313
5.70%, 07/15/43	50	47,252
Western Union Co. (The)
2.75%, 03/15/31	35	30,372
6.20%, 11/17/36(c)	40	40,394
		17,733,794
Electric — 0.5%
AEP Texas Inc.
3.45%, 05/15/51	55	35,880
3.80%, 10/01/47	50	35,422
3.95%, 06/01/28	5	4,895
4.70%, 05/15/32	55	53,257
5.40%, 06/01/33	50	49,840
5.45%, 05/15/29	65	66,553
5.70%, 05/15/34	45	45,140
Series H, 3.45%, 01/15/50	5	3,297
Series I, 2.10%, 07/01/30	5	4,374
American Transmission Systems Inc.
2.65%, 01/15/32(b)	65	56,351
5.00%, 09/01/44(b)	45	39,899
Atlantic City Electric Co.
2.30%, 03/15/31	5	4,370
4.00%, 10/15/28	60	59,385
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	55	41,570
3.95%, 03/01/48	50	37,702
Security	Par (000)	Value
Electric (continued)
4.50%, 04/01/44	$45	$38,190
4.95%, 04/01/33	50	49,514
5.20%, 10/01/28	20	20,476
Series AA, 3.00%, 02/01/27	10	9,765
Series AC, 4.25%, 02/01/49	40	31,462
Series AD, 2.90%, 07/01/50	55	33,960
Series AE, 2.35%, 04/01/31	55	48,380
Series AF, 3.35%, 04/01/51	70	47,365
Series AG, 3.00%, 03/01/32	30	26,618
Series ai., 4.45%, 10/01/32	50	48,352
Series AJ, 4.85%, 10/01/52	5	4,312
Series K2, 6.95%, 03/15/33	15	16,656
Series Z, 2.40%, 09/01/26	15	14,610
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	55	52,988
4.55%, 11/15/30(b)	35	34,277
Commonwealth Edison Co.
3.00%, 03/01/50	45	28,129
3.65%, 06/15/46	130	95,297
3.70%, 03/01/45	5	3,749
4.00%, 03/01/48	105	80,024
4.35%, 11/15/45	10	8,193
5.30%, 02/01/53	70	63,927
5.65%, 06/01/54	30	28,856
5.90%, 03/15/36	175	182,675
6.45%, 01/15/38	40	43,303
Series 122, 2.95%, 08/15/27	20	19,425
Series 130, 3.13%, 03/15/51	55	35,057
Series 133, 3.85%, 03/15/52	60	43,337
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	20,852
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	37,837
4.55%, 04/01/49(b)	40	33,621
5.45%, 07/15/44(b)	55	51,711
ITC Holdings Corp.
2.95%, 05/14/30(b)	66	60,667
3.25%, 06/30/26	50	49,187
3.35%, 11/15/27	65	63,189
4.95%, 09/22/27(b)	80	80,453
5.30%, 07/01/43	25	22,397
5.40%, 06/01/33(b)	10	9,931
5.65%, 05/09/34(b)	35	35,226
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	40	34,589
5.10%, 01/15/35	10	9,791
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	55	54,230
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	15	14,474
2.40%, 03/15/30	5	4,540
2.75%, 04/15/32	15	13,095
3.40%, 02/07/28	75	73,206
3.70%, 03/15/29	20	19,442
3.90%, 11/01/28	20	19,604
4.02%, 11/01/32	70	65,541
4.12%, 09/16/27	10	9,959
4.30%, 03/15/49(c)	31	25,165
4.40%, 11/01/48	25	20,337
4.80%, 02/05/27	5	5,038
4.80%, 03/15/28	135	136,397

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.05%, 09/15/28	$50	$50,873
5.10%, 05/06/27	95	96,229
5.15%, 06/15/29	20	20,444
5.60%, 11/13/26	60	60,933
5.80%, 01/15/33	90	93,900
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	50	51,866
Series C, 8.00%, 03/01/32	10	11,636
Ohio Power Co.
4.00%, 06/01/49	40	29,103
4.15%, 04/01/48	55	41,366
5.65%, 06/01/34	5	5,039
Series P, 2.60%, 04/01/30	50	45,540
Series Q, 1.63%, 01/15/31	50	41,853
Series R, 2.90%, 10/01/51	75	44,035
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	90	87,951
Potomac Electric Power Co.
4.15%, 03/15/43	117	94,667
5.20%, 03/15/34	15	14,962
5.50%, 03/15/54	5	4,699
6.50%, 11/15/37	5	5,491
PPL Electric Utilities Corp.
3.00%, 10/01/49	55	35,191
3.95%, 06/01/47	45	34,615
4.13%, 06/15/44	35	28,368
4.15%, 06/15/48	45	35,439
5.00%, 05/15/33	60	59,950
5.25%, 05/15/53	55	51,066
6.25%, 05/15/39	30	32,408
Toledo Edison Co. (The), 6.15%, 05/15/37	15	15,965
		3,710,900
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	50	43,281
Energizer Holdings Inc.
4.38%, 03/31/29(b)	53	49,770
4.75%, 06/15/28(b)	45	43,403
6.50%, 12/31/27(b)	20	20,084
EnerSys
4.38%, 12/15/27(b)	25	24,238
6.63%, 01/15/32(b)	20	20,421
WESCO Distribution Inc.
6.38%, 03/15/29(b)	65	66,367
6.38%, 03/15/33(b)	20	20,376
6.63%, 03/15/32(b)	57	58,531
7.25%, 06/15/28(b)	90	91,100
		437,571
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	37	35,195
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	40	39,004
5.41%, 07/01/32	45	45,659
5.60%, 05/29/34	55	55,472
Amphenol Corp.
2.20%, 09/15/31	65	56,264
2.80%, 02/15/30	115	106,863
4.35%, 06/01/29	60	59,901
5.00%, 01/15/35	50	49,585
5.05%, 04/05/27	30	30,406
5.05%, 04/05/29	5	5,112
5.25%, 04/05/34	60	60,775
Security	Par (000)	Value
Electronics (continued)
Arrow Electronics Inc.
3.88%, 01/12/28	$30	$29,358
5.88%, 04/10/34	65	65,714
Atkore Inc., 4.25%, 06/01/31(b)	30	27,249
Avnet Inc., 3.00%, 05/15/31	45	39,761
Coherent Corp., 5.00%, 12/15/29(b)	70	67,926
Flex Ltd.
4.88%, 06/15/29	56	55,782
4.88%, 05/12/30	55	54,586
Fortive Corp., 4.30%, 06/15/46	47	37,176
Hubbell Inc.
2.30%, 03/15/31	22	19,185
3.15%, 08/15/27	45	43,665
3.50%, 02/15/28	32	31,192
Jabil Inc.
3.00%, 01/15/31	45	40,359
3.60%, 01/15/30	50	47,094
3.95%, 01/12/28	37	36,392
5.45%, 02/01/29	5	5,076
Keysight Technologies Inc.
3.00%, 10/30/29	67	62,310
4.60%, 04/06/27	70	70,093
Sensata Technologies BV
4.00%, 04/15/29(b)	70	65,724
5.88%, 09/01/30(b)	40	39,503
Sensata Technologies Inc.
3.75%, 02/15/31(b)	50	44,410
4.38%, 02/15/30(b)	30	28,197
6.63%, 07/15/32(b)	35	35,335
TD SYNNEX Corp.
1.75%, 08/09/26	80	77,009
2.65%, 08/09/31	10	8,483
6.10%, 04/12/34	45	46,159
Trimble Inc.
4.90%, 06/15/28	82	82,720
6.10%, 03/15/33	60	62,657
TTM Technologies Inc., 4.00%, 03/01/29(b)	35	33,064
Tyco Electronics Group SA
2.50%, 02/04/32	25	21,542
3.13%, 08/15/27	75	72,939
7.13%, 10/01/37	45	51,327
Vontier Corp.
2.40%, 04/01/28	40	37,534
2.95%, 04/01/31	63	55,571
		2,039,328
Engineering & Construction — 0.0%
Arcosa Inc.
4.38%, 04/15/29(b)	30	28,577
6.88%, 08/15/32(b)	40	41,100
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(b)	25	24,942
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	50	38,271
Dycom Industries Inc., 4.50%, 04/15/29(b)	35	33,653
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	25	23,459
INNOVATE Corp., 8.50%, 02/01/26(b)	10	8,863
Jacobs Engineering Group Inc., 6.35%, 08/18/28	65	67,937
TopBuild Corp.
3.63%, 03/15/29(b)	25	23,462
4.13%, 02/15/32(b)	35	31,793

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Tutor Perini Corp., 11.88%, 04/30/29(b)	$30	$33,384
		355,441
Entertainment — 0.3%
Cinemark USA Inc.
5.25%, 07/15/28(b)(c)	55	54,256
7.00%, 08/01/32(b)	35	36,076
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	35	33,636
4.75%, 10/15/27(b)	64	62,950
6.50%, 05/15/27(b)	80	81,010
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	35	31,970
Motion Bondco DAC, 6.63%, 11/15/27(b)	35	33,124
Motion Finco SARL, 8.38%, 02/15/32(b)	25	23,097
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	50	48,109
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	35	34,001
5.38%, 04/15/27	35	34,861
6.50%, 10/01/28	20	20,177
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(b)	35	35,011
7.25%, 05/15/31(b)	55	56,184
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	57	58,122
Starz Capital Holdings 1 Inc., 5.50%, 04/15/29(b)	45	39,618
Vail Resorts Inc., 6.50%, 05/15/32(b)	40	41,013
Warnermedia Holdings Inc.
3.76%, 03/15/27	225	218,164
4.05%, 03/15/29	165	153,744
4.28%, 03/15/32	245	208,163
5.05%, 03/15/42	295	212,395
5.14%, 03/15/52	475	307,785
5.39%, 03/15/62	200	128,505
WMG Acquisition Corp.
3.00%, 02/15/31(b)(c)	50	44,839
3.75%, 12/01/29(b)	45	41,872
3.88%, 07/15/30(b)	60	55,484
		2,094,166
Environmental Control — 0.3%
Republic Services Inc.
1.45%, 02/15/31	70	58,912
1.75%, 02/15/32	102	84,701
2.30%, 03/01/30	89	80,595
2.38%, 03/15/33(c)	35	29,389
2.90%, 07/01/26	90	88,706
3.05%, 03/01/50	35	22,921
3.38%, 11/15/27	78	76,360
3.95%, 05/15/28	38	37,631
4.88%, 04/01/29	60	61,010
5.00%, 11/15/29	5	5,102
5.00%, 04/01/34	90	89,970
5.70%, 05/15/41	25	25,246
6.20%, 03/01/40	20	21,222
Reworld Holding Corp.
4.88%, 12/01/29(b)	47	44,496
5.00%, 09/01/30	30	27,982
Veralto Corp.
5.35%, 09/18/28	20	20,530
Security	Par (000)	Value
Environmental Control (continued)
5.45%, 09/18/33	$40	$40,594
5.50%, 09/18/26	80	80,879
Waste Connections Inc.
2.20%, 01/15/32	50	42,610
2.60%, 02/01/30	70	64,356
2.95%, 01/15/52	60	37,120
3.05%, 04/01/50	35	22,442
3.20%, 06/01/32	55	49,476
3.50%, 05/01/29	60	58,154
4.20%, 01/15/33	80	76,324
4.25%, 12/01/28	35	34,929
5.00%, 03/01/34	10	9,973
Waste Management Inc.
1.15%, 03/15/28	100	92,004
1.50%, 03/15/31	62	52,372
2.00%, 06/01/29	55	50,364
2.50%, 11/15/50	37	21,220
3.15%, 11/15/27	64	62,380
4.10%, 03/01/45	55	44,716
4.15%, 04/15/32	75	72,323
4.15%, 07/15/49	55	43,470
4.65%, 03/15/30	105	105,605
4.80%, 03/15/32	120	120,179
4.88%, 02/15/29	90	91,663
4.88%, 02/15/34	105	104,672
4.95%, 07/03/27	60	60,850
4.95%, 03/15/35	120	118,500
5.35%, 10/15/54	100	94,570
		2,426,518
Food — 0.9%
B&G Foods Inc.
5.25%, 09/15/27(c)	40	35,043
8.00%, 09/15/28(b)	60	56,606
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(d)	200	209,322
BRF SA, 5.75%, 09/21/50(d)	200	159,227
Cencosud SA, 4.38%, 07/17/27(d)	200	197,280
Conagra Brands Inc.
1.38%, 11/01/27	100	92,561
4.85%, 11/01/28	126	126,473
5.30%, 11/01/38	103	96,474
5.40%, 11/01/48	55	48,435
7.00%, 10/01/28	10	10,650
8.25%, 09/15/30	50	57,476
Flowers Foods Inc.
2.40%, 03/15/31	60	51,614
3.50%, 10/01/26	20	19,644
5.75%, 03/15/35	5	5,041
General Mills Inc.
2.25%, 10/14/31	60	51,414
2.88%, 04/15/30	80	73,604
3.00%, 02/01/51	65	40,283
3.20%, 02/10/27	70	68,687
4.15%, 02/15/43	25	19,921
4.20%, 04/17/28	111	110,401
4.70%, 01/30/27	60	60,244
4.70%, 04/17/48	50	41,855
4.88%, 01/30/30	5	5,044
4.95%, 03/29/33	60	59,301
5.25%, 01/30/35	5	4,956
5.40%, 06/15/40	37	35,664
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(d)	200	143,453

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.70%, 06/03/28	$55	$51,008
1.80%, 06/11/30	90	79,263
3.05%, 06/03/51	75	47,592
4.80%, 03/30/27	50	50,428
Ingredion Inc.
2.90%, 06/01/30	70	64,387
3.20%, 10/01/26	57	55,940
3.90%, 06/01/50	25	18,014
J.M. Smucker Co. (The)
2.13%, 03/15/32	30	25,014
2.38%, 03/15/30	60	54,042
3.38%, 12/15/27	55	53,861
4.25%, 03/15/35	60	54,620
4.38%, 03/15/45	55	44,211
5.90%, 11/15/28	45	47,153
6.20%, 11/15/33	75	79,541
6.50%, 11/15/53(c)	70	73,569
Kellanova
3.25%, 04/01/26	105	103,967
3.40%, 11/15/27	40	39,178
4.30%, 05/15/28	70	70,079
5.75%, 05/16/54	10	9,648
Series B, 7.45%, 04/01/31	50	56,605
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	55	51,887
4.38%, 01/31/32(b)	47	43,378
4.88%, 05/15/28(b)	35	34,583
McCormick & Co. Inc./MD
1.85%, 02/15/31	40	33,965
2.50%, 04/15/30	60	54,188
3.40%, 08/15/27	85	83,076
4.20%, 08/15/47	52	40,372
4.70%, 10/15/34	5	4,744
Nestle Capital Corp.
4.75%, 03/12/31(b)	20	20,249
4.88%, 03/12/34(b)	5	5,021
Nestle Holdings Inc.
1.00%, 09/15/27(b)	305	284,753
1.15%, 01/14/27(b)	50	47,692
1.25%, 09/15/30(b)	300	258,090
1.50%, 09/14/28(b)	150	137,976
1.88%, 09/14/31(b)	150	128,881
2.50%, 09/14/41(b)	5	3,387
2.63%, 09/14/51(b)	5	2,967
3.63%, 09/24/28(b)	5	4,915
4.00%, 09/24/48(b)	200	158,961
4.13%, 10/01/27(b)	25	24,980
4.25%, 10/01/29(b)	155	154,440
4.70%, 01/15/53(b)	5	4,338
5.00%, 09/12/30(b)	5	5,120
Post Holdings Inc.
4.50%, 09/15/31(b)	70	63,829
4.63%, 04/15/30(b)	90	85,321
5.50%, 12/15/29(b)	85	83,928
6.25%, 02/15/32(b)	65	66,094
6.25%, 10/15/34(b)(c)	45	44,508
6.38%, 03/01/33(b)	75	74,545
Smithfield Foods Inc.
2.63%, 09/13/31(b)	65	54,984
3.00%, 10/15/30(b)	20	17,603
Security	Par (000)	Value
Food (continued)
4.25%, 02/01/27(b)	$105	$103,655
5.20%, 04/01/29(b)	20	19,912
Sysco Corp.
3.15%, 12/14/51	60	37,147
3.25%, 07/15/27	150	146,341
4.45%, 03/15/48	5	4,032
5.40%, 03/23/35	80	79,959
5.75%, 01/17/29	95	98,675
6.60%, 04/01/40	100	106,619
6.60%, 04/01/50	100	105,684
The Campbell's Co.
2.38%, 04/24/30	80	71,457
3.13%, 04/24/50	20	12,563
4.15%, 03/15/28	75	74,360
4.80%, 03/15/48	70	59,612
5.20%, 03/21/29	45	45,781
5.25%, 10/13/54	50	43,941
5.40%, 03/21/34	65	64,837
TreeHouse Foods Inc., 4.00%, 09/01/28	37	33,707
U.S. Foods Inc.
4.63%, 06/01/30(b)	35	33,690
4.75%, 02/15/29(b)	55	53,805
5.75%, 04/15/33(b)	50	49,208
6.88%, 09/15/28(b)	35	36,046
7.25%, 01/15/32(b)	35	36,623
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	35	34,787
		6,390,009
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	80	79,190
Sodexo Inc., 2.72%, 04/16/31(b)	40	35,132
		114,322
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	59	45,695
4.40%, 08/15/47	49	38,203
4.80%, 06/15/44	53	44,734
5.00%, 09/15/35	35	33,682
5.15%, 05/15/46	40	35,077
6.00%, 11/15/41	50	49,354
Inversiones CMPC SA, 6.13%, 06/23/33(d)	200	200,602
Magnera Corp.
4.75%, 11/15/29(b)	35	29,725
7.25%, 11/15/31(b)	65	59,473
Mercer International Inc.
5.13%, 02/01/29	59	46,952
12.88%, 10/01/28(b)	80	79,703
		663,200
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	10	9,929
Regal Rexnord Corp.
6.05%, 04/15/28	85	87,244
6.30%, 02/15/30	90	93,266
6.40%, 04/15/33	105	108,810
Snap-on Inc.
3.10%, 05/01/50	40	25,777
3.25%, 03/01/27	22	21,576
4.10%, 03/01/48	25	19,598
Stanley Black & Decker Inc.
2.30%, 03/15/30	90	79,330
2.75%, 11/15/50	70	38,524

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
3.00%, 05/15/32	$40	$34,432
4.25%, 11/15/28	20	19,738
4.85%, 11/15/48	35	28,324
5.20%, 09/01/40	21	19,180
		585,728
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30	75	66,433
2.30%, 03/12/31	90	78,649
2.75%, 09/15/29	50	46,380
3.05%, 09/22/26	50	49,108
4.20%, 09/09/27	100	99,442
4.75%, 09/09/34	40	38,564
Alcon Finance Corp.
2.60%, 05/27/30(b)	60	54,067
3.00%, 09/23/29(b)	75	69,682
3.80%, 09/23/49(b)	75	53,330
5.38%, 12/06/32(b)	5	5,058
5.75%, 12/06/52(b)	10	9,593
Avantor Funding Inc.
3.88%, 11/01/29(b)	55	51,315
4.63%, 07/15/28(b)	105	102,325
Danaher Corp.
2.60%, 10/01/50	85	49,754
2.80%, 12/10/51	50	30,193
4.38%, 09/15/45	40	33,827
Dentsply Sirona Inc., 3.25%, 06/01/30	80	72,188
DH Europe Finance II SARL
2.60%, 11/15/29	85	78,672
3.25%, 11/15/39	65	50,849
3.40%, 11/15/49	87	60,142
Embecta Corp.
5.00%, 02/15/30(b)(c)	32	28,487
6.75%, 02/15/30(b)(c)	15	14,485
GE HealthCare Technologies Inc.
4.80%, 08/14/29	85	85,455
5.65%, 11/15/27	115	117,992
5.91%, 11/22/32	115	120,846
6.38%, 11/22/52	95	99,998
Hologic Inc.
3.25%, 02/15/29(b)	65	62,144
4.63%, 02/01/28(b)	30	29,635
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	25	26,078
Revvity Inc.
1.90%, 09/15/28	30	27,497
2.25%, 09/15/31	55	46,233
2.55%, 03/15/31	27	23,367
3.30%, 09/15/29	53	49,833
3.63%, 03/15/51	43	28,307
Stryker Corp.
1.95%, 06/15/30	140	123,373
4.10%, 04/01/43	10	8,088
4.25%, 09/11/29	95	94,260
4.63%, 03/15/46	105	90,123
4.70%, 02/10/28	100	100,903
5.20%, 02/10/35	150	150,155
Teleflex Inc.
4.25%, 06/01/28(b)	35	33,789
4.63%, 11/15/27	40	39,386
Varex Imaging Corp., 7.88%, 10/15/27(b)	19	18,890
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	$95	$82,885
4.45%, 08/15/45	20	16,047
5.20%, 09/15/34	45	44,414
		2,662,241
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)(c)	30	28,748
5.50%, 07/01/28(b)	35	34,516
AHP Health Partners Inc., 5.75%, 07/15/29(b)	20	19,155
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	35	32,433
4.00%, 03/15/31(b)	40	35,895
4.25%, 05/01/28(b)	35	33,634
DaVita Inc.
3.75%, 02/15/31(b)	101	89,439
4.63%, 06/01/30(b)	200	187,069
6.88%, 09/01/32(b)	70	71,119
Elevance Health Inc.
2.25%, 05/15/30	115	102,455
2.55%, 03/15/31	105	92,788
2.88%, 09/15/29	85	79,225
3.13%, 05/15/50	65	40,995
3.60%, 03/15/51	105	71,714
3.65%, 12/01/27	131	128,629
3.70%, 09/15/49	40	27,829
4.10%, 03/01/28	140	138,764
4.10%, 05/15/32	20	18,849
4.38%, 12/01/47	105	83,426
4.50%, 10/30/26	40	39,994
4.55%, 03/01/48	75	60,489
4.55%, 05/15/52	25	19,862
4.63%, 05/15/42	55	46,895
4.65%, 01/15/43	65	55,543
4.65%, 08/15/44	55	46,457
4.75%, 02/15/33	95	92,440
4.95%, 11/01/31	15	15,029
5.10%, 01/15/44	5	4,464
5.13%, 02/15/53	90	78,230
5.20%, 02/15/35	220	218,723
5.38%, 06/15/34	85	85,159
5.50%, 10/15/32	60	61,566
5.65%, 06/15/54	75	70,027
5.70%, 02/15/55	120	112,905
5.85%, 11/01/64	70	65,886
6.10%, 10/15/52	55	54,599
6.38%, 06/15/37	20	21,060
Encompass Health Corp.
4.50%, 02/01/28	57	56,147
4.63%, 04/01/31	25	23,849
4.75%, 02/01/30	55	53,608
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	40	33,320
HCA Inc.
2.38%, 07/15/31	90	76,986
3.13%, 03/15/27	60	58,492
3.38%, 03/15/29	70	66,580
3.50%, 09/01/30	130	121,165
3.50%, 07/15/51	95	60,919
3.63%, 03/15/32	120	108,895
4.13%, 06/15/29	145	141,225
4.38%, 03/15/42	40	32,276

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 02/15/27	$123	$122,629
4.63%, 03/15/52	135	105,796
5.00%, 03/01/28	130	131,354
5.13%, 06/15/39	90	82,580
5.20%, 06/01/28	45	45,643
5.25%, 06/15/26	150	150,149
5.25%, 06/15/49	130	112,346
5.38%, 09/01/26	145	145,652
5.45%, 04/01/31	155	157,756
5.45%, 09/15/34	100	99,148
5.50%, 03/01/32	30	30,360
5.50%, 06/01/33	80	80,733
5.50%, 06/15/47	95	86,071
5.60%, 04/01/34	105	105,500
5.63%, 09/01/28	105	107,353
5.75%, 03/01/35	125	126,080
5.88%, 02/01/29	70	72,246
5.90%, 06/01/53	70	65,601
5.95%, 09/15/54	90	84,820
6.00%, 04/01/54	90	85,394
6.10%, 04/01/64	45	42,502
6.20%, 03/01/55	150	146,380
HealthEquity Inc., 4.50%, 10/01/29(b)	40	38,248
Humana Inc.
1.35%, 02/03/27	110	104,747
2.15%, 02/03/32	85	69,557
3.13%, 08/15/29	60	55,872
3.70%, 03/23/29	100	96,025
3.95%, 03/15/27	58	57,576
3.95%, 08/15/49	40	27,759
4.63%, 12/01/42	42	34,060
4.80%, 03/15/47	20	15,977
4.88%, 04/01/30	67	66,648
4.95%, 10/01/44	65	54,310
5.38%, 04/15/31	105	105,671
5.50%, 03/15/53	60	52,099
5.55%, 05/01/35	5	4,910
5.75%, 03/01/28	15	15,395
5.75%, 04/15/54	60	53,905
5.95%, 03/15/34	60	60,906
ICON Investments Six DAC, 5.85%, 05/08/29	10	10,245
IQVIA Inc.
5.00%, 10/15/26(b)	60	59,813
5.00%, 05/15/27(b)	60	59,572
6.25%, 02/01/29	90	93,401
6.50%, 05/15/30(b)	35	35,775
Molina Healthcare Inc.
3.88%, 11/15/30(b)	45	41,095
3.88%, 05/15/32(b)	50	44,648
4.38%, 06/15/28(b)	60	58,182
6.25%, 01/15/33(b)	50	50,014
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	25	24,205
Quest Diagnostics Inc.
2.80%, 06/30/31	30	26,854
2.95%, 06/30/30	111	102,339
3.45%, 06/01/26	75	74,221
4.20%, 06/30/29	55	54,309
4.60%, 12/15/27	50	50,218
4.63%, 12/15/29	40	40,050
4.70%, 03/30/45	25	21,200
5.00%, 12/15/34	60	58,893
Security	Par (000)	Value
Health Care - Services (continued)
6.40%, 11/30/33	$50	$53,949
Select Medical Corp., 6.25%, 12/01/32(b)(c)	37	36,654
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	55	54,934
		7,449,801
Holding Companies - Diversified — 0.0%
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)(c)	25	20,461
5.25%, 04/15/29(b)	70	60,606
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	40	39,035
JAB Holdings BV, 3.75%, 05/28/51(b)	5	3,249
		123,351
Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27	20	19,777
7.25%, 10/15/29(c)	20	19,772
7.50%, 03/15/31(b)	20	19,641
Century Communities Inc.
3.88%, 08/15/29(b)	35	31,702
6.75%, 06/01/27	35	35,004
DR Horton Inc.
1.30%, 10/15/26	30	28,744
1.40%, 10/15/27	30	27,943
5.00%, 10/15/34	15	14,608
Installed Building Products Inc., 5.75%, 02/01/28(b)	20	19,871
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	40	43,164
KB Home
4.00%, 06/15/31	25	22,657
4.80%, 11/15/29	20	19,442
6.88%, 06/15/27	20	20,532
7.25%, 07/15/30	25	25,684
LGI Homes Inc.
4.00%, 07/15/29(b)	20	17,729
7.00%, 11/15/32(b)	30	27,859
8.75%, 12/15/28(b)	25	25,751
M/I Homes Inc.
3.95%, 02/15/30	20	18,430
4.95%, 02/01/28	30	29,559
MDC Holdings Inc.
2.50%, 01/15/31	30	25,963
3.85%, 01/15/30	40	37,915
3.97%, 08/06/61(c)	20	13,928
6.00%, 01/15/43	50	44,237
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	33,436
5.13%, 06/06/27	20	20,174
NVR Inc., 3.00%, 05/15/30	89	82,085
PulteGroup Inc.
5.00%, 01/15/27	45	45,200
6.00%, 02/15/35	41	42,007
6.38%, 05/15/33	40	42,261
7.88%, 06/15/32	40	45,767
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	30	29,249
5.75%, 01/15/28(b)	35	35,195
5.88%, 06/15/27(b)	35	35,294
Thor Industries Inc., 4.00%, 10/15/29(b)	35	32,296
Toll Brothers Finance Corp.
3.80%, 11/01/29(c)	5	4,791
4.35%, 02/15/28	10	9,885

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
4.88%, 03/15/27	$5	$5,002
Tri Pointe Homes Inc.
5.25%, 06/01/27	25	24,738
5.70%, 06/15/28	25	24,924
Winnebago Industries Inc., 6.25%, 07/15/28(b)	12	11,994
		1,114,210
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	15	14,452
3.50%, 11/15/51	40	23,961
4.40%, 03/15/29	57	54,682
Somnigroup International Inc.
3.88%, 10/15/31(b)	55	48,946
4.00%, 04/15/29(b)	54	50,794
Whirlpool Corp.
2.40%, 05/15/31	50	41,116
4.50%, 06/01/46	55	39,874
4.60%, 05/15/50(c)	34	24,256
4.70%, 05/14/32(c)	35	32,163
4.75%, 02/26/29(c)	30	29,078
5.50%, 03/01/33(c)	20	18,850
5.75%, 03/01/34(c)	20	18,910
		397,082
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	40	35,285
Avery Dennison Corp.
2.25%, 02/15/32	75	62,477
2.65%, 04/30/30	23	20,819
4.88%, 12/06/28	45	45,399
5.75%, 03/15/33	20	20,502
Church & Dwight Co. Inc.
2.30%, 12/15/31	15	12,843
3.15%, 08/01/27	85	82,875
3.95%, 08/01/47	70	53,385
5.00%, 06/15/52	15	13,107
5.60%, 11/15/32	15	15,585
Clorox Co. (The)
1.80%, 05/15/30	95	82,939
3.10%, 10/01/27	45	43,713
3.90%, 05/15/28	55	54,452
4.60%, 05/01/32	20	19,745
Kimberly-Clark Corp.
3.10%, 03/26/30	50	47,281
3.20%, 07/30/46	40	27,477
3.95%, 11/01/28	30	29,786
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	30	23,282
4.75%, 10/15/46(b)	50	42,079
4.80%, 09/01/40(b)	30	27,364
		760,395
Housewares — 0.0%
Newell Brands Inc.
5.70%, 04/01/26	24	24,182
6.38%, 09/15/27(c)	35	35,102
6.38%, 05/15/30	50	47,068
6.63%, 09/15/29	35	33,839
6.63%, 05/15/32	40	37,022
6.88%, 04/01/36	30	27,527
7.00%, 04/01/46	45	36,545
Security	Par (000)	Value
Housewares (continued)
8.50%, 06/01/28(b)	$10	$10,352
		251,637
Insurance — 2.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	50	59,642
Aflac Inc.
2.88%, 10/15/26	50	48,980
3.60%, 04/01/30	113	108,976
4.00%, 10/15/46	25	19,114
4.75%, 01/15/49	65	54,518
AIA Group Ltd.
3.20%, 09/16/40(b)	205	155,525
3.38%, 04/07/30(b)	20	19,003
3.60%, 04/09/29(b)	200	193,946
4.95%, 04/04/33(b)	10	9,990
5.38%, 04/05/34(b)	200	201,493
5.40%, 09/30/54(b)	30	27,423
American International Group Inc.
4.20%, 04/01/28	10	9,919
4.38%, 06/30/50	85	68,574
4.50%, 07/16/44	25	21,202
4.75%, 04/01/48	90	77,622
4.80%, 07/10/45	80	70,261
4.85%, 05/07/30	100	100,429
5.13%, 03/27/33	50	50,035
5.45%, 05/07/35	120	120,657
Aon Corp.
2.80%, 05/15/30	20	18,326
3.75%, 05/02/29	90	87,411
4.50%, 12/15/28	45	45,049
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	70	59,579
2.60%, 12/02/31	5	4,372
2.85%, 05/28/27	95	92,266
2.90%, 08/23/51	5	2,975
3.90%, 02/28/52	170	122,254
5.00%, 09/12/32	45	45,139
5.35%, 02/28/33	65	66,104
Aon Global Ltd.
4.60%, 06/14/44	65	54,389
4.75%, 05/15/45	45	38,385
Aon North America Inc.
5.13%, 03/01/27	90	90,946
5.15%, 03/01/29	95	96,874
5.45%, 03/01/34	120	121,398
5.75%, 03/01/54	110	105,249
Arch Capital Finance LLC
4.01%, 12/15/26	35	34,699
5.03%, 12/15/46	29	25,290
Arch Capital Group Ltd.
3.64%, 06/30/50	85	59,925
7.35%, 05/01/34	20	22,721
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	49,553
Arthur J Gallagher & Co.
2.40%, 11/09/31	25	21,611
3.05%, 03/09/52	5	3,043
3.50%, 05/20/51	75	50,491
4.60%, 12/15/27	120	120,279
5.15%, 02/15/35	155	152,579
5.45%, 07/15/34	100	100,955
5.50%, 03/02/33	80	81,371
5.55%, 02/15/55	115	106,762

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.75%, 03/02/53	$60	$57,369
5.75%, 07/15/54	20	19,021
6.50%, 02/15/34	15	16,189
6.75%, 02/15/54	45	48,595
Assurant Inc.
2.65%, 01/15/32	25	20,937
3.70%, 02/22/30	20	18,800
4.90%, 03/27/28	75	75,079
7.00%, 03/27/48(a)	30	30,493
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(a)(b)	5	4,610
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	85	77,324
3.60%, 09/15/51	5	3,274
6.13%, 09/15/28	55	57,399
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(a)(b)(f)	30	32,580
Axis Specialty Finance LLC
3.90%, 07/15/29	10	9,615
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	10	9,476
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,043
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	50	51,539
Brown & Brown Inc.
2.38%, 03/15/31	25	21,646
4.20%, 03/17/32	40	37,379
4.50%, 03/15/29	10	9,923
4.95%, 03/17/52	70	57,855
Chubb Corp. (The)
6.00%, 05/11/37	40	42,510
Series 1, 6.50%, 05/15/38	35	38,604
Chubb INA Holdings LLC
1.38%, 09/15/30	105	90,276
2.85%, 12/15/51	45	27,852
3.05%, 12/15/61	90	53,376
4.15%, 03/13/43	35	28,987
4.35%, 11/03/45	70	58,509
4.65%, 08/15/29	30	30,298
5.00%, 03/15/34	80	79,994
6.70%, 05/15/36	35	38,902
CNO Financial Group Inc.
5.25%, 05/30/29	45	44,932
6.45%, 06/15/34	55	56,640
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%(a)(b)(f)	50	49,217
6.20%, , (5-year CMT + 2.515%)(a)(b)(f)	10	9,947
Empower Finance 2020 LP
1.36%, 09/17/27(b)	45	41,817
1.78%, 03/17/31(b)	110	94,378
3.08%, 09/17/51(b)	75	45,869
Enstar Group Ltd.
3.10%, 09/01/31	5	4,364
4.95%, 06/01/29	80	79,481
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	130	77,982
3.50%, 10/15/50	40	26,285
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	105	106,640
6.10%, 03/15/55	50	47,449
6.35%, 03/22/54	70	68,394
First American Financial Corp., 5.45%, 09/30/34	40	38,800
Security	Par (000)	Value
Insurance (continued)
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	$15	$13,823
Five Corners Funding Trust IV, 6.00%, 02/15/53(b)	100	99,550
Globe Life Inc.
4.80%, 06/15/32	15	14,598
5.85%, 09/15/34	85	86,466
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	60	58,968
4.58%, 05/17/48(b)	30	24,726
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	75	58,054
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	55	47,971
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	40	24,353
3.60%, 08/19/49	41	29,216
4.30%, 04/15/43	35	28,839
4.40%, 03/15/48	55	45,013
5.95%, 10/15/36	15	15,478
6.10%, 10/01/41	40	40,530
Jackson Financial Inc.
3.13%, 11/23/31	95	82,481
4.00%, 11/23/51	65	42,942
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	45	31,881
3.95%, 05/15/60(b)	85	54,666
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	31	29,813
4.30%, 02/01/61(b)	50	30,953
4.57%, 02/01/29(b)	35	34,706
5.50%, 06/15/52(b)	120	107,089
7.80%, 03/07/87(b)	25	28,125
Lincoln National Corp.
3.05%, 01/15/30(c)	65	60,187
3.40%, 01/15/31	60	55,031
3.40%, 03/01/32	10	8,857
3.63%, 12/12/26	45	44,323
3.80%, 03/01/28	26	25,416
4.35%, 03/01/48	15	11,651
5.85%, 03/15/34	40	40,513
6.30%, 10/09/37	5	5,128
7.00%, 06/15/40	50	54,672
Markel Group Inc.
3.35%, 09/17/29	10	9,526
3.45%, 05/07/52	115	75,010
4.30%, 11/01/47	60	46,275
5.00%, 05/20/49	105	89,066
6.00%, 05/16/54	5	4,866
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	101	89,555
2.38%, 12/15/31	25	21,580
4.20%, 03/01/48	80	63,721
4.35%, 01/30/47	45	37,008
4.38%, 03/15/29	145	145,008
4.55%, 11/08/27	40	40,155
4.65%, 03/15/30	100	100,431
4.75%, 03/15/39	90	83,772
4.85%, 11/15/31	35	35,139
4.90%, 03/15/49	97	85,213
5.00%, 03/15/35	140	137,794
5.15%, 03/15/34	10	10,047
5.35%, 11/15/44	15	14,287
5.40%, 03/15/55	120	112,098

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.45%, 03/15/54	$105	$98,316
5.70%, 09/15/53	60	58,708
5.75%, 11/01/32	25	26,311
5.88%, 08/01/33	75	78,947
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	200	116,820
3.38%, 04/15/50(b)	5	3,331
3.73%, 10/15/70(b)	10	6,385
4.90%, 04/01/77(b)	15	12,028
5.67%, 12/01/52(b)	5	4,739
MassMutual Global Funding II
2.15%, 03/09/31(b)	95	82,642
2.35%, 01/14/27(b)	40	38,758
5.05%, 12/07/27(b)	15	15,237
5.05%, 06/14/28(b)	220	223,762
5.10%, 04/09/27(b)	210	212,893
5.15%, 05/30/29(b)	10	10,218
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)	70	69,300
5.80%, 09/11/54, (5-year CMT + 3.033%)(a)(b)	200	193,961
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	100	84,603
1.88%, 01/11/27(b)	150	144,043
2.40%, 01/11/32(b)	40	34,145
2.95%, 04/09/30(b)	160	148,100
3.00%, 09/19/27(b)	160	154,848
3.30%, 03/21/29(b)	30	28,697
3.45%, 12/18/26(b)	135	132,995
4.30%, 08/25/29(b)	20	19,756
4.85%, 01/08/29(b)	180	182,234
5.05%, 01/06/28(b)	25	25,402
5.15%, 03/28/33(b)	160	160,235
MGIC Investment Corp., 5.25%, 08/15/28	60	59,525
New York Life Global Funding
1.20%, 08/07/30(b)	65	54,880
1.85%, 08/01/31(b)	15	12,768
3.25%, 04/07/27(b)	45	44,197
3.90%, 10/01/27(b)	70	69,227
4.55%, 01/28/33(b)	180	174,183
4.70%, 01/29/29(b)	10	10,086
4.85%, 01/09/28(b)	105	106,205
4.90%, 04/02/27(b)	100	100,859
4.90%, 06/13/28(b)	150	152,328
5.00%, 01/09/34(b)	100	99,214
5.35%, 01/23/35(b)	100	101,227
5.45%, 09/18/26(b)	85	86,152
New York Life Insurance Co.
3.75%, 05/15/50(b)	65	46,594
4.45%, 05/15/69(b)	80	60,438
5.88%, 05/15/33(b)	80	82,997
6.75%, 11/15/39(b)	25	27,644
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(a)(b)	205	177,433
5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)	200	198,003
NMI Holdings Inc., 6.00%, 08/15/29	5	5,112
Old Republic International Corp.
3.88%, 08/26/26	60	59,407
5.75%, 03/28/34	30	30,475
Pricoa Global Funding I, 1.20%, 09/01/26(b)	65	62,373
Primerica Inc., 2.80%, 11/19/31	45	39,351
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group Inc.
2.13%, 06/15/30	$75	$66,022
3.10%, 11/15/26	50	48,958
3.70%, 05/15/29	55	53,176
4.11%, 02/15/28(b)	15	14,714
4.30%, 11/15/46	45	36,491
4.35%, 05/15/43	32	26,616
4.63%, 09/15/42	25	21,720
5.38%, 03/15/33	110	111,327
6.05%, 10/15/36	51	53,502
Principal Life Global Funding II
1.50%, 08/27/30(b)	60	51,011
1.63%, 11/19/30(b)	15	12,739
2.50%, 09/16/29(b)(c)	36	33,218
4.80%, 01/09/28(b)	25	25,189
5.00%, 01/16/27(b)	45	45,337
Progressive Corp. (The)
2.45%, 01/15/27	70	67,991
3.20%, 03/26/30	65	61,643
3.70%, 01/26/45	40	30,341
3.70%, 03/15/52	5	3,605
3.95%, 03/26/50	40	30,435
4.00%, 03/01/29	72	71,211
4.13%, 04/15/47	67	53,145
4.20%, 03/15/48	45	36,160
4.35%, 04/25/44	40	33,330
6.25%, 12/01/32	78	84,739
Protective Life Corp.
3.40%, 01/15/30(b)	70	66,003
4.30%, 09/30/28(b)	80	79,256
Prudential Financial Inc.
2.10%, 03/10/30	94	84,780
3.00%, 03/10/40	55	40,444
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	50	45,158
3.70%, 03/13/51	95	67,751
3.88%, 03/27/28	60	59,363
3.91%, 12/07/47	75	56,795
3.94%, 12/07/49	107	79,758
4.35%, 02/25/50	75	60,470
4.42%, 03/27/48	45	36,640
4.60%, 05/15/44	70	59,890
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	85	81,461
5.70%, 12/14/36	67	68,938
5.70%, 09/15/48(a)	75	74,898
5.75%, 07/15/33	28	29,390
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	105	104,923
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	60	61,218
6.63%, 12/01/37	30	32,894
Prudential Funding Asia PLC
3.13%, 04/14/30	80	75,259
3.63%, 03/24/32	65	59,639
Reinsurance Group of America Inc.
3.15%, 06/15/30	87	80,543
3.90%, 05/15/29	73	71,111
3.95%, 09/15/26	30	29,764
5.75%, 09/15/34	100	101,182
6.00%, 09/15/33	65	67,155
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)(c)	65	62,271
2.75%, 01/21/27(b)	40	38,420
RenaissanceRe Finance Inc., 3.45%, 07/01/27	50	48,991

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	$80	$81,148
Ryan Specialty LLC, 5.88%, 08/01/32(b)	80	79,521
Selective Insurance Group Inc., 5.38%, 03/01/49	15	13,160
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	195	192,402
Travelers Companies Inc. (The)
2.55%, 04/27/50	40	23,340
3.05%, 06/08/51	20	12,814
3.75%, 05/15/46	39	29,546
4.00%, 05/30/47	60	46,759
4.05%, 03/07/48	35	27,360
4.10%, 03/04/49	42	32,923
4.30%, 08/25/45	40	33,000
4.60%, 08/01/43	40	34,481
5.35%, 11/01/40	50	49,037
5.45%, 05/25/53	55	52,570
6.25%, 06/15/37	65	70,530
6.75%, 06/20/36	35	39,348
Travelers Property Casualty Corp., 6.38%, 03/15/33	35	38,584
Unum Group
4.05%, 08/15/41(b)	10	7,808
4.13%, 06/15/51	70	50,620
6.00%, 06/15/54	25	24,042
Willis North America Inc.
2.95%, 09/15/29	93	86,629
3.88%, 09/15/49	54	38,673
4.50%, 09/15/28	57	56,803
4.65%, 06/15/27	85	85,341
5.05%, 09/15/48	50	42,955
5.35%, 05/15/33	65	65,414
5.90%, 03/05/54	55	52,927
XL Group Ltd., 5.25%, 12/15/43	30	28,300
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.777%)(a)(d)	200	172,996
		16,522,631
Internet — 0.3%
Booking Holdings Inc.
3.55%, 03/15/28	85	83,204
3.60%, 06/01/26	36	35,725
4.63%, 04/13/30	125	125,624
Cars.com Inc., 6.38%, 11/01/28(b)	30	30,011
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(b)	20	20,117
Cogent Communications Group LLC
3.50%, 05/01/26(b)	35	34,717
7.00%, 06/15/27(b)	30	30,165
eBay Inc.
2.60%, 05/10/31	65	57,565
2.70%, 03/11/30	75	68,851
3.60%, 06/05/27	82	80,766
3.65%, 05/10/51	75	52,162
4.00%, 07/15/42	75	59,138
Gen Digital Inc.
6.75%, 09/30/27(b)	60	61,008
7.13%, 09/30/30(b)	50	51,596
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	55	51,314
5.25%, 12/01/27(b)	40	39,772
GrubHub Holdings Inc., 5.50%, 07/01/27(b)(c)	35	32,380
Meituan, 3.05%, 10/28/30(d)	200	183,228
Security	Par (000)	Value
Internet (continued)
Prosus NV
3.26%, 01/19/27(d)	$200	$194,563
3.68%, 01/21/30(d)	200	185,020
4.99%, 01/19/52(d)	200	147,583
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(b)(f)	65	58,985
8.13%, , (5-year CMT + 4.250%)(a)(b)(f)	40	38,323
9.75%, 04/15/29(b)	135	144,748
11.25%, 02/15/27(b)	120	129,250
VeriSign Inc.
2.70%, 06/15/31	75	65,963
4.75%, 07/15/27	40	39,931
Wayfair LLC
7.25%, 10/31/29(b)	55	53,674
7.75%, 09/15/30(b)(c)	47	46,056
Ziff Davis Inc., 4.63%, 10/15/30(b)	35	31,734
		2,233,173
Iron & Steel — 0.2%
Algoma Steel Inc., 9.13%, 04/15/29(b)	25	21,588
ATI Inc.
4.88%, 10/01/29	25	24,207
5.13%, 10/01/31	25	24,133
5.88%, 12/01/27	25	24,984
7.25%, 08/15/30	30	31,432
Carpenter Technology Corp.
6.38%, 07/15/28	30	30,070
7.63%, 03/15/30	20	20,621
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)(c)	25	22,346
4.88%, 03/01/31(b)	22	17,821
5.88%, 06/01/27(c)	36	35,459
6.25%, 10/01/40(c)	15	10,965
6.75%, 04/15/30(b)	50	44,868
6.88%, 11/01/29(b)	60	55,780
7.00%, 03/15/32(b)(c)	105	90,698
7.38%, 05/01/33(b)(c)	65	55,805
7.50%, 09/15/31(b)	57	51,225
Commercial Metals Co.
3.88%, 02/15/31	20	18,100
4.13%, 01/15/30	20	18,915
4.38%, 03/15/32	20	18,191
GUSAP III LP, 4.25%, 01/21/30(d)	200	191,700
Reliance Inc., 2.15%, 08/15/30	70	61,286
Steel Dynamics Inc.
1.65%, 10/15/27	60	56,043
3.25%, 01/15/31	25	22,948
3.25%, 10/15/50	20	12,690
3.45%, 04/15/30	30	28,204
5.00%, 12/15/26	65	64,957
5.38%, 08/15/34	80	79,854
		1,134,890
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	25	25,925
Brunswick Corp.
2.40%, 08/18/31	50	41,237
4.40%, 09/15/32	25	22,649
5.10%, 04/01/52	35	25,844
Brunswick Corp./DE, 5.85%, 03/18/29(c)	20	20,334
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	60	57,513

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
5.95%, 06/11/29(b)	$65	$65,317
6.50%, 03/10/28(b)	5	5,106
Harley-Davidson Inc., 4.63%, 07/28/45	33	25,837
Life Time Inc., 6.00%, 11/15/31(b)	35	35,105
NCL Corp. Ltd.
5.88%, 02/15/27(b)	65	64,978
6.25%, 03/01/30(b)	25	24,748
6.75%, 02/01/32(b)	115	115,044
7.75%, 02/15/29(b)	40	42,010
8.13%, 01/15/29(b)	70	73,718
NCL Finance Ltd., 6.13%, 03/15/28	40	40,204
Polaris Inc., 6.95%, 03/15/29	35	36,302
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	50	48,262
4.25%, 07/01/26(b)	20	19,805
5.38%, 07/15/27(b)	75	75,111
5.50%, 08/31/26(b)	45	44,998
5.50%, 04/01/28(b)	110	110,351
5.63%, 09/30/31(b)	110	108,720
6.00%, 02/01/33(b)	130	130,505
6.25%, 03/15/32(b)	85	86,147
Sabre GLBL Inc.
8.63%, 06/01/27(b)	100	103,310
10.75%, 11/15/29(b)(c)	25	25,503
11.13%, 07/15/30(b)	44	45,134
		1,519,717
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 01/15/31	45	41,010
5.85%, 08/01/34	70	68,834
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	105	93,420
3.75%, 05/01/29(b)	55	52,042
4.00%, 05/01/31(b)	71	65,636
4.88%, 01/15/30	65	63,681
5.75%, 05/01/28(b)	35	35,083
5.88%, 04/01/29(b)	40	40,423
5.88%, 03/15/33(b)	67	67,438
6.13%, 04/01/32(b)	30	30,468
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)(c)	40	35,853
5.00%, 06/01/29(b)	55	51,645
6.63%, 01/15/32(b)	60	59,940
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	35	34,890
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)(c)	30	28,108
4.75%, 01/15/28	30	29,050
Studio City Co. Ltd., 7.00%, 02/15/27(b)	50	50,030
Studio City Finance Ltd., 5.00%, 01/15/29(b)	140	126,391
Travel & Leisure Co.
4.50%, 12/01/29(b)	45	42,800
4.63%, 03/01/30(b)	20	18,881
6.00%, 04/01/27	30	30,229
6.63%, 07/31/26(b)	45	45,457
		1,111,309
Security	Par (000)	Value
Machinery — 0.6%
ABB Finance USA Inc.
3.80%, 04/03/28	$60	$59,445
4.38%, 05/08/42	15	12,829
AGCO Corp.
5.45%, 03/21/27	80	80,684
5.80%, 03/21/34	60	60,188
ATS Corp., 4.13%, 12/15/28(b)	25	23,531
Chart Industries Inc.
7.50%, 01/01/30(b)	90	94,050
9.50%, 01/01/31(b)	36	38,350
CNH Industrial Capital LLC
1.45%, 07/15/26	32	30,840
4.55%, 04/10/28	15	14,959
5.50%, 01/12/29	20	20,510
CNH Industrial NV, 3.85%, 11/15/27	104	102,835
Deere & Co.
2.88%, 09/07/49	45	28,823
3.10%, 04/15/30	76	71,563
3.75%, 04/15/50	55	41,606
3.90%, 06/09/42	85	70,564
5.38%, 10/16/29	80	83,523
5.70%, 01/19/55	5	5,032
7.13%, 03/03/31	25	28,313
Dover Corp.
2.95%, 11/04/29	60	55,794
5.38%, 10/15/35	30	30,530
5.38%, 03/01/41	42	39,813
IDEX Corp.
2.63%, 06/15/31	55	48,281
3.00%, 05/01/30	69	63,512
Ingersoll Rand Inc.
5.18%, 06/15/29	95	96,806
5.20%, 06/15/27	100	101,260
5.31%, 06/15/31	10	10,226
5.40%, 08/14/28	5	5,134
5.45%, 06/15/34	55	55,514
5.70%, 08/14/33	70	72,006
5.70%, 06/15/54	50	48,155
John Deere Capital Corp.
1.05%, 06/17/26	72	69,617
1.30%, 10/13/26	55	52,809
1.45%, 01/15/31	37	31,517
1.50%, 03/06/28	22	20,450
1.75%, 03/09/27	105	100,545
2.00%, 06/17/31	57	49,353
2.25%, 09/14/26	90	87,644
2.45%, 01/09/30	76	69,938
2.65%, 06/10/26	77	75,686
2.80%, 09/08/27	85	82,305
2.80%, 07/18/29	75	70,720
3.05%, 01/06/28	48	46,665
3.35%, 04/18/29	50	48,322
3.45%, 03/07/29	87	84,330
3.90%, 06/07/32	60	56,991
4.15%, 09/15/27	75	74,879
4.35%, 09/15/32	60	58,570
4.50%, 01/16/29	185	186,270
4.75%, 01/20/28	110	111,512
4.85%, 10/11/29	5	5,103
4.90%, 03/03/28	120	122,304
4.95%, 07/14/28	100	102,038

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.10%, 04/11/34	$155	$155,825
5.15%, 09/08/26	110	111,190
Series 1, 5.05%, 06/12/34	15	15,003
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)	20	20,955
Mueller Water Products Inc., 4.00%, 06/15/29(b)	26	24,650
Nordson Corp.
5.60%, 09/15/28	10	10,255
5.80%, 09/15/33	45	46,809
nVent Finance SARL
2.75%, 11/15/31	35	29,872
5.65%, 05/15/33	35	34,932
Otis Worldwide Corp.
2.29%, 04/05/27	75	72,141
2.57%, 02/15/30	130	118,605
3.11%, 02/15/40	75	56,115
3.36%, 02/15/50	55	36,810
Rockwell Automation Inc.
2.80%, 08/15/61	30	16,728
3.50%, 03/01/29	95	92,145
4.20%, 03/01/49	45	36,054
SPX FLOW Inc., 8.75%, 04/01/30(b)	35	36,119
Terex Corp.
5.00%, 05/15/29(b)	45	43,428
6.25%, 10/15/32(b)	50	49,292
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50	49,159
4.70%, 09/15/28	90	90,249
Xylem Inc./New York
1.95%, 01/30/28	55	51,743
2.25%, 01/30/31	50	43,775
3.25%, 11/01/26	85	83,558
4.38%, 11/01/46	22	17,592
		4,445,248
Manufacturing — 0.2%
Axon Enterprise Inc., 6.25%, 03/15/33(b)	100	101,839
Carlisle Companies Inc.
2.20%, 03/01/32	50	41,760
2.75%, 03/01/30	46	42,218
3.75%, 12/01/27	69	67,569
Eaton Corp.
3.10%, 09/15/27	105	102,598
3.92%, 09/15/47	25	19,352
4.00%, 11/02/32	60	56,999
4.15%, 03/15/33	100	95,715
4.15%, 11/02/42	65	54,303
4.70%, 08/23/52	55	47,516
Hillenbrand Inc.
3.75%, 03/01/31(c)	25	21,906
5.00%, 09/15/26	26	25,832
6.25%, 02/15/29	36	36,121
Illinois Tool Works Inc.
2.65%, 11/15/26	75	73,492
3.90%, 09/01/42	63	50,780
4.88%, 09/15/41	77	70,951
Parker-Hannifin Corp.
3.25%, 03/01/27	35	34,414
3.25%, 06/14/29	96	91,894
4.00%, 06/14/49	60	45,893
4.10%, 03/01/47	35	27,365
4.20%, 11/21/34	61	57,135
4.25%, 09/15/27	15	14,977
Security	Par (000)	Value
Manufacturing (continued)
4.45%, 11/21/44	$45	$37,758
4.50%, 09/15/29	70	70,276
6.25%, 05/15/38	5	5,353
Pentair Finance SARL, 4.50%, 07/01/29	55	54,180
Trinity Industries Inc., 7.75%, 07/15/28(b)	40	41,579
		1,389,775
Media — 1.8%
Belo Corp.
7.25%, 09/15/27	20	20,520
7.75%, 06/01/27	20	20,658
Cable One Inc., 4.00%, 11/15/30(b)(c)	45	34,888
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	185	169,358
4.25%, 01/15/34(b)	130	112,195
4.50%, 08/15/30(b)	200	187,573
4.50%, 05/01/32	194	176,599
4.50%, 06/01/33(b)	118	105,085
4.75%, 03/01/30(b)	210	200,498
4.75%, 02/01/32(b)(c)	80	74,038
5.00%, 02/01/28(b)	195	191,212
5.13%, 05/01/27(b)	210	207,908
5.38%, 06/01/29(b)	95	93,626
5.50%, 05/01/26(b)	25	24,976
6.38%, 09/01/29(b)	102	103,414
7.38%, 03/01/31(b)(c)	75	77,901
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	95	86,811
2.30%, 02/01/32	75	61,753
2.80%, 04/01/31	115	100,838
3.50%, 06/01/41	180	126,450
3.50%, 03/01/42	115	79,379
3.85%, 04/01/61	195	120,033
3.90%, 06/01/52	445	293,068
3.95%, 06/30/62	115	71,110
4.20%, 03/15/28	155	153,066
4.40%, 04/01/33	115	105,975
4.40%, 12/01/61	130	87,551
4.80%, 03/01/50	85	65,608
5.05%, 03/30/29	145	145,582
5.13%, 07/01/49	30	24,127
5.38%, 04/01/38	20	18,409
5.38%, 05/01/47	65	54,506
5.50%, 04/01/63	10	8,180
5.75%, 04/01/48	190	166,488
6.10%, 06/01/29	145	150,911
6.15%, 11/10/26	40	40,703
6.38%, 10/23/35	180	184,858
6.48%, 10/23/45	315	302,434
6.55%, 06/01/34	115	120,247
6.65%, 02/01/34	50	52,497
6.83%, 10/23/55	45	44,760
Comcast Corp.
1.50%, 02/15/31	205	172,617
1.95%, 01/15/31	185	160,085
2.35%, 01/15/27	120	116,267
2.45%, 08/15/52	110	58,222
2.65%, 02/01/30	150	138,201
2.65%, 08/15/62	90	45,620
2.80%, 01/15/51	105	61,315
2.89%, 11/01/51	335	199,206

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.94%, 11/01/56	$420	$239,474
2.99%, 11/01/63	270	148,731
3.15%, 02/15/28	85	82,484
3.20%, 07/15/36	35	28,713
3.25%, 11/01/39	110	83,897
3.30%, 02/01/27	125	122,923
3.30%, 04/01/27	65	63,807
3.40%, 04/01/30	105	99,711
3.40%, 07/15/46	100	69,296
3.45%, 02/01/50	175	117,371
3.55%, 05/01/28	170	166,523
3.75%, 04/01/40	120	97,130
3.90%, 03/01/38	110	93,066
3.97%, 11/01/47	185	138,470
4.00%, 08/15/47	20	15,054
4.00%, 03/01/48	75	56,387
4.00%, 11/01/49	150	111,063
4.05%, 11/01/52	80	58,723
4.15%, 10/15/28	305	303,116
4.20%, 08/15/34	80	74,419
4.25%, 10/15/30	190	187,282
4.25%, 01/15/33	165	156,967
4.40%, 08/15/35	75	69,924
4.55%, 01/15/29	15	15,093
4.60%, 10/15/38	65	58,859
4.70%, 10/15/48	110	92,203
4.80%, 05/15/33	105	103,221
4.95%, 10/15/58	45	37,619
5.10%, 06/01/29	10	10,258
5.30%, 06/01/34	100	100,826
5.30%, 05/15/35	100	100,283
5.35%, 11/15/27	30	30,717
5.35%, 05/15/53	95	86,040
5.50%, 11/15/32	50	51,839
5.50%, 05/15/64	100	91,006
5.65%, 06/15/35	70	72,108
5.65%, 06/01/54	95	90,045
6.45%, 03/15/37	35	37,708
6.50%, 11/15/35	110	120,372
7.05%, 03/15/33	45	50,675
Discovery Communications LLC
3.63%, 05/15/30	80	70,724
3.95%, 03/20/28	135	128,832
4.13%, 05/15/29	85	78,995
5.00%, 09/20/37	45	35,424
5.20%, 09/20/47	42	29,323
6.35%, 06/01/40	50	42,748
FactSet Research Systems Inc.
2.90%, 03/01/27	75	72,706
3.45%, 03/01/32	20	18,047
Gray Television Inc.
4.75%, 10/15/30(b)	53	38,336
5.38%, 11/15/31(b)	80	57,104
7.00%, 05/15/27(b)	50	49,641
10.50%, 07/15/29(b)(c)	85	90,430
Grupo Televisa SAB, 6.13%, 01/31/46	200	154,577
iHeartCommunications Inc.
4.75%, 01/15/28(b)	19	15,066
7.00%, 01/15/31(b)	24	17,641
7.75%, 08/15/30(b)	40	31,004
9.13%, 05/01/29(b)	48	39,990
Security	Par (000)	Value
Media (continued)
10.88%, 05/01/30(b)	$40	$19,779
NBCUniversal Media LLC
4.45%, 01/15/43	120	100,665
6.40%, 04/30/40	10	10,660
Nexstar Media Inc.
4.75%, 11/01/28(b)(c)	70	67,360
5.63%, 07/15/27(b)	120	119,575
Paramount Global
4.20%, 06/01/29	10	9,665
4.38%, 03/15/43	200	145,889
4.95%, 01/15/31	100	96,857
5.85%, 09/01/43	5	4,297
6.25%, 02/28/57(a)	44	41,578
6.88%, 04/30/36	50	50,868
Scripps Escrow II Inc.
3.88%, 01/15/29(b)(c)	35	29,903
5.38%, 01/15/31(b)(c)	25	17,184
Scripps Escrow Inc., 5.88%, 07/15/27(b)(c)	25	21,274
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	45	43,973
3.88%, 09/01/31(b)(c)	100	87,459
4.00%, 07/15/28(b)	140	132,931
4.13%, 07/01/30(b)	105	95,477
5.00%, 08/01/27(b)	90	89,102
5.50%, 07/01/29(b)	82	80,626
TEGNA Inc.
4.63%, 03/15/28	67	64,987
5.00%, 09/15/29	75	71,484
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	196,738
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	70	80,387
Time Warner Cable LLC
4.50%, 09/15/42	55	42,243
5.50%, 09/01/41	215	188,657
6.55%, 05/01/37	40	40,204
6.75%, 06/15/39	55	55,526
7.30%, 07/01/38	180	191,372
VZ Secured Financing BV, 5.00%, 01/15/32(b)	100	86,451
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	30	25,470
Ziggo BV, 4.88%, 01/15/30(b)	70	63,862
		12,493,820
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	25	24,715
6.38%, 06/15/30(b)	35	35,456
Timken Co. (The)
4.13%, 04/01/32	5	4,601
4.50%, 12/15/28	35	34,710
Valmont Industries Inc., 5.00%, 10/01/44	37	32,392
		131,874
Mining — 0.1%
Alumina Pty. Ltd., 6.38%, 09/15/32(b)	30	29,673
Antofagasta PLC, 5.63%, 05/13/32(d)	200	201,312
Coeur Mining Inc., 5.13%, 02/15/29(b)	20	19,258
Compass Minerals International Inc., 6.75%, 12/01/27(b)	35	35,012
Constellium SE
3.75%, 04/15/29(b)	40	36,921
5.63%, 06/15/28(b)	25	24,546

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
6.38%, 08/15/32(b)	$25	$24,877
Hecla Mining Co., 7.25%, 02/15/28	35	35,184
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	40	36,720
4.63%, 03/01/28(b)	35	33,973
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	40	41,044
Novelis Corp.
3.88%, 08/15/31(b)	50	44,491
4.75%, 01/30/30(b)	107	101,649
6.88%, 01/30/30(b)(c)	225	232,021
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	25	25,751
Taseko Mines Ltd., 8.25%, 05/01/30(b)	35	35,984
Yamana Gold Inc., 2.63%, 08/15/31	55	47,912
		1,006,328
Multi-National — 0.0%
Dexia SA, 4.50%, 03/19/27(b)	40	40,163
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	64	62,059
3.25%, 02/15/29	75	70,419
3.28%, 12/01/28	60	56,955
3.57%, 12/01/31	70	63,521
4.25%, 04/01/28	50	49,194
5.55%, 08/22/34	55	54,187
Pitney Bowes Inc.
6.88%, 03/15/27(b)	30	30,148
7.25%, 03/15/29(b)	25	25,205
Xerox Corp.
4.80%, 03/01/35	20	9,823
6.75%, 12/15/39	24	12,011
Xerox Holdings Corp.
5.50%, 08/15/28(b)	55	38,546
8.88%, 11/30/29(b)(c)	34	22,772
Xerox Issuer Corp., 13.50%, 04/15/31(b)	25	24,961
Zebra Technologies Corp., 6.50%, 06/01/32(b)	35	35,562
		555,363
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	20	19,735
Steelcase Inc., 5.13%, 01/18/29	32	31,077
		50,812
Packaging & Containers — 0.2%
AptarGroup Inc., 3.60%, 03/15/32	15	13,707
Ball Corp.
2.88%, 08/15/30	90	79,764
3.13%, 09/15/31(c)	60	52,561
6.00%, 06/15/29	67	68,333
6.88%, 03/15/28	55	56,220
Berry Global Inc., 5.65%, 01/15/34	75	75,525
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(b)	32	31,525
Clearwater Paper Corp., 4.75%, 08/15/28(b)	20	19,136
Crown Americas LLC
5.25%, 04/01/30	35	34,874
5.88%, 06/01/33(b)	15	14,896
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	30	29,671
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	25	25,780
OI European Group BV, 4.75%, 02/15/30(b)	25	23,540
Security	Par (000)	Value
Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(b)	$45	$45,016
7.25%, 05/15/31(b)	50	50,080
7.38%, 06/01/32(b)(c)	20	19,912
Sealed Air Corp.
1.57%, 10/15/26(b)	75	71,642
4.00%, 12/01/27(b)	30	29,083
5.00%, 04/15/29(b)	30	29,508
6.50%, 07/15/32(b)(c)	30	30,767
6.88%, 07/15/33(b)	30	31,487
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(b)	55	55,584
7.25%, 02/15/31(b)	30	31,362
Sonoco Products Co.
2.25%, 02/01/27	15	14,440
2.85%, 02/01/32(c)	25	21,696
3.13%, 05/01/30	95	87,313
4.45%, 09/01/26	75	74,654
4.60%, 09/01/29	25	24,695
5.00%, 09/01/34	55	52,303
5.75%, 11/01/40	45	43,668
		1,238,742
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32(b)	300	297,011
180 Medical Inc., 3.88%, 10/15/29(b)	35	33,237
AdaptHealth LLC
4.63%, 08/01/29(b)	35	32,344
5.13%, 03/01/30(b)	42	38,846
6.13%, 08/01/28(b)	25	24,729
Bausch Health Americas Inc., 8.50%, 01/31/27(b)	40	37,727
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	145	118,701
5.00%, 01/30/28(b)	25	19,791
5.00%, 02/15/29(b)	25	15,746
5.25%, 01/30/30(b)	50	28,777
5.25%, 02/15/31(b)	30	15,782
6.25%, 02/15/29(b)	50	32,940
7.25%, 05/30/29(b)	20	13,469
11.00%, 09/30/28(b)	125	119,658
14.00%, 10/15/30(b)	20	17,326
Elanco Animal Health Inc., 6.65%, 08/28/28	55	56,632
Grifols SA, 4.75%, 10/15/28(b)	45	42,665
Jazz Securities DAC, 4.38%, 01/15/29(b)	110	105,504
Novartis Capital Corp.
2.00%, 02/14/27	10	9,672
2.20%, 08/14/30	130	117,070
2.75%, 08/14/50	160	99,113
3.10%, 05/17/27	205	201,407
3.70%, 09/21/42	20	15,954
3.80%, 09/18/29	5	4,917
4.00%, 09/18/31	15	14,595
4.00%, 11/20/45	5	4,055
4.20%, 09/18/34	90	85,169
4.40%, 05/06/44	200	173,763
4.70%, 09/18/54	60	52,105
Option Care Health Inc., 4.38%, 10/31/29(b)	35	33,371
Owens & Minor Inc.
4.50%, 03/31/29(b)(c)	35	28,644
6.63%, 04/01/30(b)(c)	40	33,877
10.00%, 04/15/30(b)(c)	50	52,218

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27	$75	$72,910
3.00%, 05/15/50	40	25,183
3.90%, 08/20/28	30	29,633
3.95%, 09/12/47	58	44,791
4.45%, 08/20/48	45	36,860
4.70%, 02/01/43	80	71,058
5.60%, 11/16/32	40	41,699
		2,298,949
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	70	63,189
4.87%, 02/15/29(b)	40	40,096
5.00%, 03/15/48(b)	35	30,436
Carlyle Finance LLC, 5.65%, 09/15/48(b)	30	27,819
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	70	66,711
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)(c)	45	42,246
		270,497
Real Estate — 0.4%
Aldar Investment Properties Sukuk Ltd., 5.50%, 05/16/34(d)	200	205,119
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)(c)	43	39,431
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)	33	25,637
5.75%, 01/15/29(b)(c)	43	35,404
CBRE Services Inc.
2.50%, 04/01/31	65	56,718
4.80%, 06/15/30	50	49,709
5.50%, 04/01/29	55	56,510
5.95%, 08/15/34	50	51,629
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	200	213,096
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(d)	200	172,601
CoStar Group Inc., 2.80%, 07/15/30(b)	15	13,301
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	45	45,217
8.88%, 09/01/31(b)	30	32,044
Emaar Sukuk Ltd., 3.88%, 09/17/29(d)	200	192,688
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	90	92,763
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	182,897
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	45	42,275
4.38%, 02/01/31(b)	45	40,889
5.38%, 08/01/28(b)	52	51,051
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	191,492
Kennedy-Wilson Inc.
4.75%, 03/01/29	40	36,840
4.75%, 02/01/30	40	35,511
5.00%, 03/01/31(c)	40	34,903
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	191,398
Newmark Group Inc., 7.50%, 01/12/29	35	36,800
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	120	117,234
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(d)	200	182,795
Security	Par (000)	Value
Real Estate (continued)
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(d)	$200	$185,440
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	200	194,256
		2,805,648
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	10	7,787
2.00%, 05/18/32	105	84,798
2.75%, 12/15/29	40	36,512
2.95%, 03/15/34	110	90,301
3.00%, 05/18/51	67	39,121
3.38%, 08/15/31	55	49,756
3.55%, 03/15/52	65	42,323
3.95%, 01/15/27	63	62,366
4.00%, 02/01/50	50	35,531
4.50%, 07/30/29	50	49,255
4.70%, 07/01/30	40	39,249
4.75%, 04/15/35	20	18,592
4.85%, 04/15/49	30	24,243
4.90%, 12/15/30	76	75,345
5.15%, 04/15/53	40	33,646
5.25%, 05/15/36	25	23,757
5.63%, 05/15/54	50	45,018
American Homes 4 Rent LP
2.38%, 07/15/31	25	21,445
3.38%, 07/15/51	30	19,159
3.63%, 04/15/32	70	63,570
4.90%, 02/15/29	15	15,080
5.50%, 02/01/34	50	49,910
5.50%, 07/15/34	55	54,774
American Tower Corp.
1.45%, 09/15/26	50	48,061
1.50%, 01/31/28	90	83,211
1.88%, 10/15/30	75	64,389
2.10%, 06/15/30	54	47,450
2.30%, 09/15/31	65	55,690
2.70%, 04/15/31	50	44,256
2.75%, 01/15/27	74	71,870
2.90%, 01/15/30	75	69,243
2.95%, 01/15/51	105	64,257
3.10%, 06/15/50	75	47,359
3.13%, 01/15/27	44	42,932
3.38%, 10/15/26	89	87,643
3.55%, 07/15/27	74	72,455
3.60%, 01/15/28	99	96,745
3.70%, 10/15/49	52	36,609
3.80%, 08/15/29	91	87,816
3.95%, 03/15/29	76	73,971
4.05%, 03/15/32	75	70,807
5.20%, 02/15/29	10	10,182
5.40%, 01/31/35	10	10,067
5.45%, 02/15/34	75	75,788
5.65%, 03/15/33	85	87,332
5.80%, 11/15/28	50	51,894
5.90%, 11/15/33	80	83,367
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)(c)	35	32,705
AvalonBay Communities Inc.
1.90%, 12/01/28	60	55,098
2.05%, 01/15/32	75	63,604

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.45%, 01/15/31	$65	$57,716
3.20%, 01/15/28	15	14,584
3.35%, 05/15/27	75	73,563
3.90%, 10/15/46	40	30,631
4.15%, 07/01/47	30	23,536
4.35%, 04/15/48	20	16,172
5.30%, 12/07/33	40	40,554
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	25	24,141
7.75%, 12/01/29(b)	30	31,592
Boston Properties LP
2.45%, 10/01/33	60	47,061
2.55%, 04/01/32	70	57,872
2.75%, 10/01/26	75	72,965
2.90%, 03/15/30	65	58,848
3.25%, 01/30/31	95	85,632
3.40%, 06/21/29	90	84,416
4.50%, 12/01/28	75	73,953
5.75%, 01/15/35	55	54,409
6.50%, 01/15/34(c)	60	63,043
6.75%, 12/01/27	20	20,862
Brandywine Operating Partnership LP
3.95%, 11/15/27	30	28,632
4.55%, 10/01/29	25	23,001
8.30%, 03/15/28	25	26,204
8.88%, 04/12/29	25	26,650
Brixmor Operating Partnership LP
2.25%, 04/01/28	53	49,643
2.50%, 08/16/31	25	21,505
3.90%, 03/15/27	75	74,020
4.05%, 07/01/30	65	62,293
4.13%, 06/15/26	32	31,822
4.13%, 05/15/29	50	48,671
5.50%, 02/15/34	55	54,764
5.75%, 02/15/35	35	35,376
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,194
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	38	36,912
5.75%, 05/15/26(b)	44	43,572
COPT Defense Properties LP
2.00%, 01/15/29	40	35,859
2.75%, 04/15/31	45	39,062
2.90%, 12/01/33	45	36,321
Cousins Properties LP, 5.88%, 10/01/34	30	30,268
Crown Castle Inc.
1.05%, 07/15/26	75	71,930
2.10%, 04/01/31	91	76,896
2.25%, 01/15/31	72	61,966
2.50%, 07/15/31	66	56,648
2.90%, 03/15/27	25	24,245
2.90%, 04/01/41	112	77,869
3.10%, 11/15/29	60	55,865
3.25%, 01/15/51	78	49,195
3.30%, 07/01/30	77	71,159
3.65%, 09/01/27	124	121,129
3.70%, 06/15/26	110	108,772
3.80%, 02/15/28	70	68,375
4.00%, 03/01/27	25	24,719
4.00%, 11/15/49	43	30,945
4.15%, 07/01/50	45	33,264
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 02/15/29	$72	$70,637
4.75%, 05/15/47	5	4,152
4.90%, 09/01/29	5	5,009
5.10%, 05/01/33	10	9,792
5.20%, 09/01/34(c)	60	58,503
5.20%, 02/15/49	15	13,005
5.60%, 06/01/29	90	92,416
5.80%, 03/01/34	90	91,823
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	5	4,780
CubeSmart LP
2.50%, 02/15/32	60	50,835
3.00%, 02/15/30	40	36,806
4.38%, 02/15/29	50	49,235
Digital Realty Trust LP
3.60%, 07/01/29	75	72,128
3.70%, 08/15/27	130	127,946
4.45%, 07/15/28	65	64,757
DOC DR LLC
2.63%, 11/01/31	55	47,535
3.95%, 01/15/28	10	9,835
4.30%, 03/15/27	20	19,890
EPR Properties
3.75%, 08/15/29	20	18,864
4.95%, 04/15/28	30	29,768
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	60,835
Equinix Inc.
1.55%, 03/15/28	60	55,589
1.80%, 07/15/27	60	56,838
2.00%, 05/15/28	50	46,680
2.15%, 07/15/30	74	65,319
2.50%, 05/15/31	45	39,521
2.90%, 11/18/26	74	72,143
2.95%, 09/15/51	55	32,865
3.00%, 07/15/50	60	36,660
3.20%, 11/18/29	125	117,665
3.40%, 02/15/52	25	16,372
3.90%, 04/15/32	60	56,350
ERP Operating LP
2.50%, 02/15/30	55	50,135
2.85%, 11/01/26	50	48,934
4.15%, 12/01/28	10	9,919
4.65%, 09/15/34	55	52,405
4.95%, 06/15/32	100	99,646
Federal Realty OP LP
3.20%, 06/15/29	45	42,348
3.25%, 07/15/27	45	43,649
3.50%, 06/01/30	45	42,482
4.50%, 12/01/44	40	32,918
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	55	53,500
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)	60	58,399
3.75%, 09/15/30(b)(c)	35	31,131
Healthpeak OP LLC
1.35%, 02/01/27	55	52,191
2.88%, 01/15/31	61	54,803
3.00%, 01/15/30	65	60,139
3.25%, 07/15/26	40	39,393
3.50%, 07/15/29	20	19,076

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 12/15/32	$55	$54,917
6.75%, 02/01/41	49	52,651
Highwoods Realty LP
3.88%, 03/01/27	35	34,204
7.65%, 02/01/34	45	49,588
Host Hotels & Resorts LP
5.50%, 04/15/35	65	62,553
5.70%, 07/01/34	50	49,234
Series H, 3.38%, 12/15/29	72	66,653
Series I, 3.50%, 09/15/30	72	65,638
Series J, 2.90%, 12/15/31	20	17,148
Hudson Pacific Properties LP
3.25%, 01/15/30	30	20,322
3.95%, 11/01/27	30	26,267
4.65%, 04/01/29(c)	35	25,365
5.95%, 02/15/28	25	21,497
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	50	41,815
2.30%, 11/15/28	45	41,763
2.70%, 01/15/34	50	40,534
4.15%, 04/15/32	140	130,470
4.88%, 02/01/35	30	28,529
5.50%, 08/15/33	20	19,942
Iron Mountain Inc.
4.50%, 02/15/31(b)	73	68,396
4.88%, 09/15/27(b)	57	56,259
4.88%, 09/15/29(b)	65	63,045
5.00%, 07/15/28(b)	35	34,462
5.25%, 03/15/28(b)	55	54,364
5.25%, 07/15/30(b)	87	84,741
5.63%, 07/15/32(b)	40	39,012
6.25%, 01/15/33(b)	55	55,490
7.00%, 02/15/29(b)	70	72,313
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	55	52,012
Kilroy Realty LP
2.50%, 11/15/32	45	35,390
2.65%, 11/15/33	40	30,716
3.05%, 02/15/30	25	22,130
4.25%, 08/15/29	50	47,250
4.75%, 12/15/28	35	34,331
6.25%, 01/15/36	35	34,174
Kimco Realty OP LLC
1.90%, 03/01/28	25	23,350
2.25%, 12/01/31	30	25,518
2.70%, 10/01/30	80	72,484
2.80%, 10/01/26	19	18,546
3.20%, 04/01/32	50	44,544
3.70%, 10/01/49	5	3,508
3.80%, 04/01/27	40	39,513
4.13%, 12/01/46	35	26,942
4.25%, 04/01/45	30	23,805
4.60%, 02/01/33	125	120,671
4.85%, 03/01/35	40	38,370
6.40%, 03/01/34	15	16,020
LXP Industrial Trust
2.38%, 10/01/31	10	8,332
2.70%, 09/15/30	25	21,999
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	95	62,226
4.63%, 08/01/29(c)	65	49,249
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 10/15/27	$95	$83,019
8.50%, 02/15/32(b)	95	97,432
Omega Healthcare Investors Inc.
3.25%, 04/15/33	65	54,885
3.38%, 02/01/31	77	69,479
4.75%, 01/15/28	55	55,026
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	55	52,034
5.88%, 10/01/28(b)	50	49,227
7.00%, 02/01/30(b)	40	40,369
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	25	24,829
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	20	17,036
5.75%, 07/15/34	55	55,479
Piedmont Operating Partnership LP
3.15%, 08/15/30	15	13,198
9.25%, 07/20/28	20	22,095
Prologis LP
1.25%, 10/15/30	40	33,788
1.63%, 03/15/31	80	67,640
1.75%, 07/01/30	59	51,249
2.13%, 04/15/27	66	63,455
2.13%, 10/15/50	42	21,596
2.88%, 11/15/29	89	83,070
3.00%, 04/15/50	52	32,708
3.05%, 03/01/50	42	26,478
3.25%, 06/30/26	45	44,436
3.25%, 10/01/26	60	59,098
3.38%, 12/15/27	25	24,460
3.88%, 09/15/28	40	39,442
4.00%, 09/15/28	51	50,374
4.38%, 09/15/48	25	20,198
4.63%, 01/15/33	45	44,029
4.75%, 06/15/33	50	49,027
5.00%, 03/15/34	85	83,714
5.00%, 01/31/35	75	73,570
5.13%, 01/15/34	60	60,016
5.25%, 06/15/53	65	59,510
5.25%, 03/15/54	65	59,469
Public Storage Operating Co.
1.85%, 05/01/28	120	112,020
1.95%, 11/09/28	80	73,933
2.30%, 05/01/31	145	127,142
3.39%, 05/01/29	55	52,988
5.10%, 08/01/33	95	96,202
5.35%, 08/01/53	60	56,059
Regency Centers LP
2.95%, 09/15/29	55	51,562
3.60%, 02/01/27	70	69,077
3.70%, 06/15/30	40	38,297
4.13%, 03/15/28	15	14,913
4.40%, 02/01/47	20	16,274
4.65%, 03/15/49	35	29,405
5.10%, 01/15/35	5	4,925
Rexford Industrial Realty LP
2.13%, 12/01/30	10	8,562
2.15%, 09/01/31	15	12,636

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/33(b)	$10	$10,171
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	40	38,624
4.75%, 10/15/27	40	39,518
6.50%, 04/01/32(b)	70	71,018
7.25%, 07/15/28(b)	27	27,793
Sabra Health Care LP
3.20%, 12/01/31	55	47,888
3.90%, 10/15/29	25	23,423
SBA Communications Corp.
3.13%, 02/01/29	105	97,601
3.88%, 02/15/27	100	98,043
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	40	39,329
4.38%, 05/28/30(b)(c)	75	73,759
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)	40	39,030
Simon Property Group LP
1.75%, 02/01/28	105	98,217
2.25%, 01/15/32	50	42,545
2.45%, 09/13/29	82	75,425
2.65%, 07/15/30	60	54,505
2.65%, 02/01/32(c)	50	43,374
3.25%, 11/30/26	80	78,682
3.25%, 09/13/49	110	72,090
3.38%, 12/01/27	100	97,682
3.80%, 07/15/50	115	82,312
4.25%, 10/01/44	10	8,018
4.25%, 11/30/46	65	51,389
4.75%, 09/26/34	65	62,126
4.75%, 03/15/42	10	8,752
5.85%, 03/08/53	5	4,870
6.25%, 01/15/34	75	79,993
6.75%, 02/01/40	75	83,672
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	30	29,313
4.38%, 01/15/27(b)(c)	35	34,391
6.00%, 04/15/30(b)	30	29,951
6.50%, 07/01/30(b)	35	35,528
6.50%, 10/15/30(b)	10	10,135
7.25%, 04/01/29(b)	40	41,621
Tanger Properties LP, 2.75%, 09/01/31	35	30,229
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)(c)	50	45,604
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(b)	40	38,925
6.50%, 02/15/29(b)(c)	80	75,400
10.50%, 02/15/28(b)	191	202,495
Ventas Realty LP
2.50%, 09/01/31	25	21,750
3.00%, 01/15/30	40	37,028
3.25%, 10/15/26	35	34,304
3.85%, 04/01/27	47	46,388
4.00%, 03/01/28	27	26,575
4.38%, 02/01/45	25	19,901
4.40%, 01/15/29	62	61,364
4.75%, 11/15/30	17	16,916
4.88%, 04/15/49	22	18,388
5.00%, 01/15/35	35	33,693
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 07/01/34	$40	$40,410
5.70%, 09/30/43	40	37,873
WEA Finance LLC
2.88%, 01/15/27(b)	75	72,584
3.50%, 06/15/29(b)	65	61,627
4.13%, 09/20/28(b)	35	34,085
4.63%, 09/20/48(b)	45	34,173
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	20	15,917
Welltower OP LLC
2.05%, 01/15/29	75	68,840
2.75%, 01/15/31	80	72,186
2.75%, 01/15/32	30	26,354
2.80%, 06/01/31	55	49,206
3.10%, 01/15/30	20	18,773
4.13%, 03/15/29	60	59,244
4.25%, 04/15/28	35	34,906
4.95%, 09/01/48	30	26,727
6.50%, 03/15/41	35	37,493
WP Carey Inc.
2.25%, 04/01/33	90	72,176
2.40%, 02/01/31	50	43,381
2.45%, 02/01/32	25	21,025
3.85%, 07/15/29	25	24,064
4.25%, 10/01/26	45	44,702
5.38%, 06/30/34	5	4,941
XHR LP
4.88%, 06/01/29(b)	35	33,234
6.63%, 05/15/30(b)	25	25,048
		15,587,655
Retail — 1.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	50	46,969
3.88%, 01/15/28(b)	105	101,642
4.00%, 10/15/30(b)	175	160,955
4.38%, 01/15/28(b)	50	48,725
5.63%, 09/15/29(b)	30	30,222
6.13%, 06/15/29(b)	105	107,211
Advance Auto Parts Inc.
1.75%, 10/01/27(c)	47	43,199
3.50%, 03/15/32	25	21,694
3.90%, 04/15/30(c)	32	29,604
5.95%, 03/09/28	25	25,324
Asbury Automotive Group Inc.
4.50%, 03/01/28	25	24,358
4.63%, 11/15/29(b)	54	51,325
4.75%, 03/01/30	30	28,500
5.00%, 02/15/32(b)	40	37,354
AutoNation Inc.
2.40%, 08/01/31	75	63,347
3.80%, 11/15/27	45	43,944
4.75%, 06/01/30	70	68,792
5.89%, 03/15/35	10	9,937
AutoZone Inc.
3.75%, 06/01/27	85	83,908
4.00%, 04/15/30	25	24,242
4.75%, 08/01/32	115	112,824
4.75%, 02/01/33	25	24,312
5.05%, 07/15/26	40	40,205
5.10%, 07/15/29	50	50,918
5.40%, 07/15/34	50	50,403

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.25%, 11/01/28	$50	$52,802
6.55%, 11/01/33	65	70,669
Bath & Body Works Inc.
5.25%, 02/01/28	40	39,991
6.63%, 10/01/30(b)	60	61,254
6.75%, 07/01/36	50	49,518
6.88%, 11/01/35	60	60,466
6.95%, 03/01/33	20	20,210
7.50%, 06/15/29	25	25,654
Best Buy Co. Inc.
1.95%, 10/01/30	60	51,516
4.45%, 10/01/28	50	49,971
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	20	18,841
Brinker International Inc., 8.25%, 07/15/30(b)	25	26,523
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(b)(e)	43	44,043
9.00%, 06/01/30, (11.00% PIK)(b)(e)	132	138,609
9.00%, 06/01/31, (14.00% PIK)(b)(e)	143	160,109
Darden Restaurants Inc.
3.85%, 05/01/27	70	69,064
4.55%, 02/15/48	15	11,840
6.30%, 10/10/33	70	74,139
Dick's Sporting Goods Inc.
3.15%, 01/15/32(c)	115	101,197
4.10%, 01/15/52	10	6,857
Dollar General Corp.
3.50%, 04/03/30	60	56,152
3.88%, 04/15/27	75	73,949
4.13%, 05/01/28	40	39,447
4.13%, 04/03/50	50	36,061
4.63%, 11/01/27	15	14,989
5.00%, 11/01/32(c)	10	9,837
5.45%, 07/05/33	85	85,279
Foot Locker Inc., 4.00%, 10/01/29(b)(c)	30	28,515
Genuine Parts Co.
1.88%, 11/01/30	45	38,370
4.95%, 08/15/29	5	5,046
6.50%, 11/01/28	30	31,717
6.88%, 11/01/33	60	65,800
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	51	48,769
6.38%, 01/15/30(b)	35	35,734
GYP Holdings III Corp., 4.63%, 05/01/29(b)	25	24,062
Home Depot Inc. (The)
0.90%, 03/15/28	110	100,694
1.38%, 03/15/31	150	125,546
1.50%, 09/15/28	90	82,639
1.88%, 09/15/31	20	17,053
2.13%, 09/15/26	100	97,462
2.38%, 03/15/51	120	65,756
2.50%, 04/15/27	185	179,538
2.70%, 04/15/30	219	202,505
2.75%, 09/15/51	65	38,582
2.80%, 09/14/27	5	4,854
2.88%, 04/15/27	120	117,212
2.95%, 06/15/29	145	137,807
3.13%, 12/15/49	120	78,465
3.25%, 04/15/32	50	45,712
3.30%, 04/15/40	125	97,648
3.35%, 04/15/50	100	68,367
3.50%, 09/15/56	55	37,073
Security	Par (000)	Value
Retail (continued)
3.63%, 04/15/52	$100	$70,732
3.90%, 12/06/28	70	69,396
3.90%, 06/15/47	110	84,413
4.20%, 04/01/43	45	37,434
4.25%, 04/01/46	135	110,151
4.40%, 03/15/45	70	58,907
4.50%, 09/15/32	190	188,318
4.50%, 12/06/48	115	96,181
4.75%, 06/25/29	100	101,544
4.88%, 06/25/27	25	25,342
4.88%, 02/15/44	55	49,558
4.90%, 04/15/29	5	5,111
4.95%, 06/25/34	130	129,997
4.95%, 09/15/52	25	22,145
5.15%, 06/25/26	105	105,940
5.30%, 06/25/54	110	102,869
5.40%, 09/15/40	60	59,178
5.40%, 06/25/64	40	37,268
5.88%, 12/16/36	269	284,347
5.95%, 04/01/41	55	56,939
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	50	49,761
Lithia Motors Inc.
3.88%, 06/01/29(b)	55	51,828
4.38%, 01/15/31(b)	40	37,514
4.63%, 12/15/27(b)	27	26,603
Lowe's Companies Inc.
1.30%, 04/15/28	140	128,742
1.70%, 09/15/28	80	73,426
1.70%, 10/15/30	110	94,722
2.63%, 04/01/31	135	120,370
2.80%, 09/15/41	45	30,517
3.00%, 10/15/50	140	85,132
3.10%, 05/03/27	140	136,853
3.35%, 04/01/27	50	49,132
3.50%, 04/01/51	60	39,736
3.65%, 04/05/29	100	97,027
3.70%, 04/15/46	85	61,521
3.75%, 04/01/32	165	153,595
4.05%, 05/03/47	120	90,819
4.25%, 04/01/52	95	72,212
4.38%, 09/15/45	25	20,058
4.45%, 04/01/62	90	67,536
4.50%, 04/15/30	90	89,827
4.55%, 04/05/49	20	16,027
4.65%, 04/15/42	50	42,767
5.00%, 04/15/33	15	14,963
5.00%, 04/15/40	35	32,306
5.13%, 04/15/50	50	43,475
5.15%, 07/01/33(c)	130	130,875
5.50%, 10/15/35	56	57,280
5.63%, 04/15/53	80	75,153
5.75%, 07/01/53	35	33,315
5.80%, 09/15/62	60	56,141
5.85%, 04/01/63	20	18,954
6.50%, 03/15/29	5	5,344
Nordstrom Inc.
4.00%, 03/15/27	27	26,130
4.25%, 08/01/31	30	26,207
4.38%, 04/01/30	40	36,247
5.00%, 01/15/44	65	45,790

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.95%, 03/15/28	$20	$20,253
O'Reilly Automotive Inc.
3.90%, 06/01/29	90	87,726
4.70%, 06/15/32	115	112,641
5.00%, 08/19/34	10	9,773
5.75%, 11/20/26	50	50,856
Papa John's International Inc., 3.88%, 09/15/29(b)	25	23,449
Patrick Industries Inc.
4.75%, 05/01/29(b)	25	23,973
6.38%, 11/01/32(b)	35	34,556
QXO Building Products Inc., 6.75%, 04/30/32(b)	150	153,906
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	40	40,647
TJX Companies Inc. (The)
1.15%, 05/15/28	70	64,273
2.25%, 09/15/26	120	117,088
4.50%, 04/15/50	35	29,889
Tractor Supply Co.
1.75%, 11/01/30	15	12,799
5.25%, 05/15/33	60	59,875
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	40	36,448
Walgreen Co., 4.40%, 09/15/42	20	17,863
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	35	33,328
3.45%, 06/01/26	95	92,882
4.10%, 04/15/50	60	50,990
4.50%, 11/18/34	20	19,057
4.65%, 06/01/46	20	18,039
4.80%, 11/18/44	45	41,611
8.13%, 08/15/29	55	57,562
Yum! Brands Inc.
3.63%, 03/15/31	67	61,014
4.63%, 01/31/32	85	80,590
4.75%, 01/15/30(b)	55	53,806
5.35%, 11/01/43	20	18,572
5.38%, 04/01/32	60	59,344
6.88%, 11/15/37	20	21,175
		9,991,487
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	5	4,801
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)	60	58,308
3.96%, 07/18/30(a)(b)	55	53,126
4.00%, 09/14/26(b)	55	54,364
4.30%, 03/08/29(a)(b)	235	231,976
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	275	281,537
		684,112
Semiconductors — 1.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32	15	14,280
4.39%, 06/01/52	45	36,794
ams-OSRAM AG, 12.25%, 03/30/29(b)	30	31,292
Analog Devices Inc.
1.70%, 10/01/28	75	68,879
2.10%, 10/01/31	60	51,768
2.80%, 10/01/41	70	49,824
2.95%, 10/01/51	93	58,346
3.50%, 12/05/26	40	39,551
5.05%, 04/01/34	40	40,283
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials Inc.
1.75%, 06/01/30	$60	$52,757
2.75%, 06/01/50	60	36,475
3.30%, 04/01/27	127	125,101
4.35%, 04/01/47	62	51,538
5.10%, 10/01/35	45	45,619
5.85%, 06/15/41	54	55,995
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	75	73,356
3.88%, 01/15/27	155	153,699
Broadcom Inc.
1.95%, 02/15/28(b)	10	9,387
2.45%, 02/15/31(b)	200	176,824
2.60%, 02/15/33(b)	110	92,877
3.14%, 11/15/35(b)	225	186,347
3.19%, 11/15/36(b)	195	158,461
3.42%, 04/15/33(b)	178	158,730
3.46%, 09/15/26	40	39,494
3.47%, 04/15/34(b)	205	180,069
3.50%, 02/15/41(b)	210	162,646
3.75%, 02/15/51(b)	130	94,202
4.00%, 04/15/29(b)	70	68,715
4.11%, 09/15/28	140	138,914
4.15%, 02/15/28	100	99,493
4.15%, 11/15/30	100	97,502
4.15%, 04/15/32(b)	95	90,456
4.30%, 11/15/32	160	153,081
4.55%, 02/15/32	120	117,489
4.75%, 04/15/29	70	70,532
4.80%, 04/15/28	5	5,058
4.80%, 10/15/34	140	136,343
4.93%, 05/15/37(b)	180	171,680
5.00%, 04/15/30	40	40,613
5.05%, 07/12/27	80	81,028
5.05%, 07/12/29	180	183,258
5.05%, 04/15/30	5	5,080
5.15%, 11/15/31	105	106,882
Entegris Inc.
3.63%, 05/01/29(b)(c)	30	27,937
4.38%, 04/15/28(b)	30	28,973
4.75%, 04/15/29(b)	115	111,742
5.95%, 06/15/30(b)	60	60,049
Intel Corp.
2.00%, 08/12/31	35	29,501
2.45%, 11/15/29	110	99,484
3.05%, 08/12/51	30	17,205
3.10%, 02/15/60	50	26,922
3.15%, 05/11/27	45	43,759
3.20%, 08/12/61	40	21,849
3.25%, 11/15/49	10	6,110
3.73%, 12/08/47	300	203,323
4.00%, 08/05/29	65	63,028
4.10%, 05/11/47	100	71,987
4.15%, 08/05/32	150	139,432
4.60%, 03/25/40	70	59,377
4.75%, 03/25/50	60	47,112
4.88%, 02/10/28	375	378,010
4.90%, 08/05/52	20	15,924
4.95%, 03/25/60	5	3,876
5.05%, 08/05/62	25	19,573
5.13%, 02/10/30	135	136,691

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.15%, 02/21/34	$75	$73,426
5.20%, 02/10/33(c)	180	178,114
5.60%, 02/21/54	130	115,504
5.63%, 02/10/43	220	202,317
5.70%, 02/10/53	220	197,500
5.90%, 02/10/63	190	171,835
KLA Corp.
3.30%, 03/01/50	80	53,990
4.10%, 03/15/29	80	79,406
4.65%, 07/15/32	70	69,519
4.95%, 07/15/52	90	79,900
5.25%, 07/15/62	65	58,783
Lam Research Corp.
1.90%, 06/15/30	80	70,546
2.88%, 06/15/50	65	40,827
3.13%, 06/15/60	44	26,323
4.00%, 03/15/29	98	96,657
4.88%, 03/15/49	60	53,094
Marvell Technology Inc.
2.45%, 04/15/28	32	30,170
2.95%, 04/15/31	75	67,042
4.88%, 06/22/28	80	80,319
5.75%, 02/15/29	5	5,166
Microchip Technology Inc.
5.05%, 03/15/29	105	105,706
5.05%, 02/15/30	100	100,312
Micron Technology Inc.
2.70%, 04/15/32	55	46,879
3.37%, 11/01/41	55	39,119
3.48%, 11/01/51	50	32,802
4.66%, 02/15/30	90	88,757
5.30%, 01/15/31	10	10,051
5.33%, 02/06/29	76	77,115
5.65%, 11/01/32	50	50,773
5.80%, 01/15/35	95	95,795
5.88%, 02/09/33	70	71,592
5.88%, 09/15/33	55	56,450
6.05%, 11/01/35	80	81,544
6.75%, 11/01/29	25	26,728
NVIDIA Corp.
1.55%, 06/15/28	70	65,037
2.00%, 06/15/31	80	70,115
2.85%, 04/01/30	146	137,297
3.20%, 09/16/26	80	79,098
3.50%, 04/01/40	89	73,189
3.50%, 04/01/50	80	58,502
3.70%, 04/01/60	52	37,275
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	60	61,466
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	70	60,526
2.65%, 02/15/32	85	72,448
3.13%, 02/15/42	50	34,446
3.15%, 05/01/27	82	79,867
3.25%, 05/11/41	75	53,396
3.25%, 11/30/51	20	12,388
3.40%, 05/01/30	99	92,464
3.88%, 06/18/26	50	49,614
4.30%, 06/18/29	50	49,030
4.40%, 06/01/27	10	9,986
5.00%, 01/15/33	55	53,644
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	38,195
Security	Par (000)	Value
Semiconductors (continued)
Qorvo Inc.
3.38%, 04/01/31(b)	$55	$48,405
4.38%, 10/15/29	74	71,060
Qualcomm Inc.
1.30%, 05/20/28	55	50,731
1.65%, 05/20/32	205	167,930
2.15%, 05/20/30	35	31,492
3.25%, 05/20/27	205	201,609
3.25%, 05/20/50	115	77,137
4.25%, 05/20/32	5	4,889
4.30%, 05/20/47	135	110,237
4.50%, 05/20/52	85	69,795
4.65%, 05/20/35	60	58,765
4.80%, 05/20/45	40	35,637
5.40%, 05/20/33	55	57,299
6.00%, 05/20/53	85	87,263
Renesas Electronics Corp., 2.17%, 11/25/26(b)	50	48,071
SK Hynix Inc., 2.38%, 01/19/31(d)	200	174,037
Skyworks Solutions Inc.
1.80%, 06/01/26(c)	75	72,615
3.00%, 06/01/31	57	49,480
Texas Instruments Inc.
1.13%, 09/15/26	55	52,913
1.75%, 05/04/30	80	70,710
1.90%, 09/15/31	70	60,195
2.25%, 09/04/29	100	92,080
2.70%, 09/15/51	30	17,686
2.90%, 11/03/27	57	55,385
3.65%, 08/16/32	35	32,650
3.88%, 03/15/39	80	69,174
4.15%, 05/15/48	104	83,060
4.60%, 02/15/28	50	50,589
4.85%, 02/08/34	75	74,967
5.00%, 03/14/53	60	53,672
5.05%, 05/18/63	115	101,341
5.15%, 02/08/54	55	50,263
TSMC Arizona Corp.
2.50%, 10/25/31	200	176,779
3.13%, 10/25/41	205	155,265
TSMC Global Ltd.
1.00%, 09/28/27(d)	200	184,693
1.38%, 09/28/30(d)	200	170,053
Xilinx Inc., 2.38%, 06/01/30	101	91,660
		12,304,213
Software — 0.8%
ACI Worldwide Inc., 5.75%, 08/15/26(b)	25	24,975
Adobe Inc.
2.15%, 02/01/27	125	121,027
2.30%, 02/01/30	136	124,500
4.75%, 01/17/28	100	101,557
4.80%, 04/04/29	50	51,018
4.95%, 04/04/34	60	60,396
Autodesk Inc.
2.40%, 12/15/31	95	81,973
2.85%, 01/15/30	60	55,652
3.50%, 06/15/27	47	46,161
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	85	74,857
2.90%, 12/01/29	85	78,610
3.40%, 06/27/26	45	44,329
Cadence Design Systems Inc., 4.70%, 09/10/34	80	77,677

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Camelot Finance SA, 4.50%, 11/01/26(b)	$13	$12,927
Concentrix Corp.
6.60%, 08/02/28	55	57,714
6.65%, 08/02/26	40	40,710
6.85%, 08/02/33	45	46,071
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	20	19,911
6.50%, 10/15/28(b)	30	29,813
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	40	40,074
Dye & Durham Ltd., 8.63%, 04/15/29(b)	35	36,326
Elastic NV, 4.13%, 07/15/29(b)	40	37,640
Electronic Arts Inc.
1.85%, 02/15/31	70	60,064
2.95%, 02/15/51	45	27,320
Fair Isaac Corp.
4.00%, 06/15/28(b)	65	62,666
5.25%, 05/15/26(b)	30	29,936
Fidelity National Information Services Inc.
1.65%, 03/01/28	45	41,694
2.25%, 03/01/31	35	30,271
3.10%, 03/01/41	51	36,441
4.50%, 08/15/46	35	27,971
5.10%, 07/15/32	55	55,153
Fiserv Inc.
2.25%, 06/01/27	115	110,051
2.65%, 06/01/30	99	89,530
3.20%, 07/01/26	174	171,490
3.50%, 07/01/29	160	152,554
4.20%, 10/01/28	65	64,310
4.40%, 07/01/49	147	115,393
5.15%, 08/12/34	60	58,760
5.35%, 03/15/31	15	15,338
5.45%, 03/02/28	110	112,513
5.45%, 03/15/34	65	65,206
5.63%, 08/21/33	110	111,916
Intuit Inc.
1.35%, 07/15/27	42	39,569
1.65%, 07/15/30	42	36,673
5.13%, 09/15/28	65	66,777
5.20%, 09/15/33	120	122,740
5.25%, 09/15/26	60	60,660
5.50%, 09/15/53	80	77,255
Open Text Corp.
3.88%, 02/15/28(b)	65	62,257
3.88%, 12/01/29(b)	65	60,525
6.90%, 12/01/27(b)	50	51,526
Open Text Holdings Inc.
4.13%, 02/15/30(b)	60	56,048
4.13%, 12/01/31(b)	47	42,555
Paychex Inc.
5.10%, 04/15/30	100	101,356
5.35%, 04/15/32	20	20,297
5.60%, 04/15/35	100	101,691
PTC Inc., 4.00%, 02/15/28(b)	30	29,070
Rackspace Finance LLC, 3.50%, 05/15/28(b)	25	9,116
RingCentral Inc., 8.50%, 08/15/30(b)	30	31,707
Roper Technologies Inc.
1.40%, 09/15/27	80	74,735
1.75%, 02/15/31	66	55,881
2.00%, 06/30/30	70	61,540
Security	Par (000)	Value
Software (continued)
2.95%, 09/15/29	$55	$51,451
3.80%, 12/15/26	49	48,554
4.20%, 09/15/28	45	44,676
4.90%, 10/15/34	65	63,098
ServiceNow Inc., 1.40%, 09/01/30	150	128,265
Synopsys Inc.
4.65%, 04/01/28	100	100,604
4.85%, 04/01/30	155	156,314
5.00%, 04/01/32	35	35,028
5.15%, 04/01/35	250	247,559
5.70%, 04/01/55	105	100,121
Twilio Inc.
3.63%, 03/15/29	35	32,880
3.88%, 03/15/31	35	32,224
VMware LLC
1.40%, 08/15/26	140	134,795
1.80%, 08/15/28	50	45,781
2.20%, 08/15/31	130	110,920
3.90%, 08/21/27	132	130,217
4.65%, 05/15/27	47	47,075
4.70%, 05/15/30	77	76,581
Workday Inc.
3.50%, 04/01/27	65	63,899
3.70%, 04/01/29	25	24,212
3.80%, 04/01/32	80	74,235
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	37,233
		5,650,195
Telecommunications — 1.5%
America Movil SAB de CV
2.88%, 05/07/30	10	9,139
3.63%, 04/22/29	5	4,818
4.38%, 07/16/42	25	20,580
4.38%, 04/22/49	75	59,763
6.13%, 11/15/37	10	10,389
6.13%, 03/30/40	205	208,389
6.38%, 03/01/35	110	117,771
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	35	23,669
4.30%, 07/29/49	45	34,054
4.46%, 04/01/48	95	74,635
5.10%, 05/11/33	60	58,702
5.20%, 02/15/34(c)	60	59,215
5.55%, 02/15/54(c)	70	64,327
6.88%, 09/15/55, (5-year CMT + 2.390%)(a)	100	101,016
7.00%, 09/15/55, (5-year CMT + 2.363%)(a)	80	80,357
Series US-4, 3.65%, 03/17/51	50	34,113
Series US-5, 2.15%, 02/15/32	5	4,150
Ciena Corp., 4.00%, 01/31/30(b)	30	27,901
CommScope LLC
4.75%, 09/01/29(b)	61	58,428
7.13%, 07/01/28(b)(c)	47	45,136
8.25%, 03/01/27(b)(c)	80	79,697
9.50%, 12/15/31(b)(c)	67	69,619
CommScope Technologies LLC, 5.00%, 03/15/27(b)	50	48,295
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	130	124,027
Consolidated Communications Inc.
5.00%, 10/01/28(b)	30	30,274
6.50%, 10/01/28(b)	50	51,050

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Corning Inc.
3.90%, 11/15/49	$32	$23,430
4.38%, 11/15/57	57	43,554
4.70%, 03/15/37	14	13,198
4.75%, 03/15/42	45	39,128
5.35%, 11/15/48	46	41,807
5.45%, 11/15/79	65	56,246
5.75%, 08/15/40	31	30,717
5.85%, 11/15/68	20	18,583
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	100	99,810
5.88%, 10/15/27(b)	80	80,197
5.88%, 11/01/29	50	50,533
6.00%, 01/15/30(b)	70	70,907
6.75%, 05/01/29(b)	65	65,902
8.63%, 03/15/31(b)	55	58,595
8.75%, 05/15/30(b)	80	84,129
Frontier Florida LLC, Series E, 6.86%, 02/01/28	25	25,754
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	189,187
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	200	197,346
Juniper Networks Inc.
2.00%, 12/10/30	52	44,478
3.75%, 08/15/29	45	43,400
5.95%, 03/15/41	40	38,846
Level 3 Financing Inc.
3.88%, 10/15/30(b)	45	38,095
4.00%, 04/15/31(b)(c)	40	33,570
4.50%, 04/01/30(b)	60	52,973
4.88%, 06/15/29(b)	50	45,590
10.00%, 10/15/32(b)(c)	50	50,424
10.50%, 04/15/29(b)	40	45,085
10.50%, 05/15/30(b)	37	40,478
10.75%, 12/15/30(b)	70	79,173
11.00%, 11/15/29(b)	120	135,742
Lumen Technologies Inc.
4.13%, 04/15/29(b)	23	22,726
4.13%, 04/15/30(b)	28	27,564
4.50%, 01/15/29(b)	30	26,553
5.38%, 06/15/29(b)(c)	15	13,224
10.00%, 10/15/32(b)	40	41,243
Series P, 7.60%, 09/15/39	25	20,784
Series U, 7.65%, 03/15/42	20	16,356
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	178,984
Motorola Solutions Inc.
4.60%, 02/23/28	90	90,131
4.60%, 05/23/29	85	84,862
5.00%, 04/15/29	5	5,054
5.40%, 04/15/34	80	80,254
5.50%, 09/01/44	40	37,922
Nokia OYJ
4.38%, 06/12/27	30	29,768
6.63%, 05/15/39	35	35,545
Ooredoo International Finance Ltd., 2.63%, 04/08/31(d)	200	177,853
Rogers Communications Inc.
2.90%, 11/15/26	79	76,996
3.70%, 11/15/49	80	55,964
3.80%, 03/15/32	125	114,445
4.30%, 02/15/48	70	54,658
4.35%, 05/01/49	81	63,219
4.50%, 03/15/42	65	54,155
Security	Par (000)	Value
Telecommunications (continued)
4.50%, 03/15/43	$55	$45,156
4.55%, 03/15/52	100	78,412
5.00%, 02/15/29	30	30,216
5.00%, 03/15/44	60	52,136
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	52	50,831
5.30%, 02/15/34	70	68,941
5.45%, 10/01/43	20	18,401
7.00%, 04/15/55, (5-year CMT + 2.653%)(a)	75	75,375
7.13%, 04/15/55, (5-year CMT + 2.620%)(a)	65	65,001
7.50%, 08/15/38	45	50,963
Telecom Italia Capital SA
6.00%, 09/30/34	45	44,160
6.38%, 11/15/33	40	40,355
7.20%, 07/18/36	30	31,110
7.72%, 06/04/38	35	36,592
TELUS Corp.
2.80%, 02/16/27	37	35,909
3.40%, 05/13/32	70	62,442
3.70%, 09/15/27	120	117,683
4.30%, 06/15/49	35	26,246
4.60%, 11/16/48	50	39,811
U.S. Cellular Corp., 6.70%, 12/15/33	40	43,239
Verizon Communications Inc.
1.50%, 09/18/30	87	74,192
1.68%, 10/30/30	80	68,496
1.75%, 01/20/31	140	119,376
2.10%, 03/22/28	129	121,360
2.36%, 03/15/32	356	303,562
2.55%, 03/21/31	214	189,463
2.65%, 11/20/40	204	140,890
2.85%, 09/03/41	65	45,088
2.88%, 11/20/50	195	118,328
2.99%, 10/30/56	270	158,044
3.00%, 03/22/27	37	36,102
3.00%, 11/20/60	132	75,618
3.15%, 03/22/30	109	102,251
3.40%, 03/22/41	257	194,415
3.55%, 03/22/51	384	267,885
3.70%, 03/22/61	240	161,136
3.85%, 11/01/42	55	43,144
3.88%, 02/08/29	114	111,709
3.88%, 03/01/52	70	50,835
4.00%, 03/22/50	89	66,346
4.02%, 12/03/29	273	267,060
4.13%, 03/16/27	269	267,904
4.13%, 08/15/46	80	62,703
4.27%, 01/15/36	25	22,717
4.33%, 09/21/28	125	124,720
4.40%, 11/01/34	147	137,765
4.50%, 08/10/33	151	144,814
4.52%, 09/15/48	115	94,648
4.67%, 03/15/55	40	32,927
4.75%, 11/01/41	37	32,822
4.78%, 02/15/35	185	178,101
4.81%, 03/15/39	94	86,791
4.86%, 08/21/46	145	126,367
5.01%, 04/15/49	55	49,260
5.01%, 08/21/54	55	48,025
5.25%, 04/02/35	200	199,085
5.25%, 03/16/37	80	78,529
5.50%, 03/16/47	32	30,320

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 02/23/54	$70	$66,489
5.85%, 09/15/35	27	28,020
6.40%, 09/15/33	32	34,589
6.55%, 09/15/43	57	61,492
7.75%, 12/01/30	85	97,306
Viasat Inc.
5.63%, 04/15/27(b)	50	49,205
6.50%, 07/15/28(b)(c)	25	22,894
7.50%, 05/30/31(b)(c)	50	39,768
Viavi Solutions Inc., 3.75%, 10/01/29(b)	30	27,525
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	145	150,958
		10,668,674
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,446
3.55%, 11/19/26	60	58,954
3.90%, 11/19/29	100	95,319
5.10%, 05/15/44	35	29,792
6.05%, 05/14/34	30	30,390
6.35%, 03/15/40	45	45,059
		278,960
Transportation — 0.2%
CH Robinson Worldwide Inc., 4.20%, 04/15/28	55	54,122
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(d)	200	158,274
JB Hunt Transport Services Inc., 4.90%, 03/15/30	60	60,368
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	176,078
RXO Inc., 7.50%, 11/15/27(b)	25	25,675
Ryder System Inc.
2.85%, 03/01/27	65	62,970
2.90%, 12/01/26	50	48,649
4.30%, 06/15/27	60	59,610
4.95%, 09/01/29	5	5,015
5.00%, 03/15/30	45	45,156
5.25%, 06/01/28	50	50,965
5.38%, 03/15/29	25	25,560
5.50%, 06/01/29	30	30,768
5.65%, 03/01/28	25	25,679
6.30%, 12/01/28	20	21,001
6.60%, 12/01/33	70	75,643
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	183,775
XPO CNW Inc., 6.70%, 05/01/34	20	20,558
XPO Inc.
6.25%, 06/01/28(b)	85	85,898
7.13%, 06/01/31(b)	50	51,855
7.13%, 02/01/32(b)	45	46,748
		1,314,367
Trucking & Leasing — 0.1%
GATX Corp.
1.90%, 06/01/31	60	50,233
3.10%, 06/01/51	45	27,059
3.25%, 09/15/26	30	29,418
3.50%, 03/15/28	25	24,277
3.85%, 03/30/27	35	34,478
4.00%, 06/30/30	85	81,417
4.55%, 11/07/28	40	39,796
4.70%, 04/01/29	40	39,957
5.20%, 03/15/44	25	22,253
5.45%, 09/15/33	20	20,056
Security	Par (000)	Value
Trucking & Leasing (continued)
5.50%, 06/15/35	$50	$49,593
6.05%, 03/15/34	65	67,563
6.05%, 06/05/54	20	19,453
		505,553
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	75	68,810
2.95%, 09/01/27	5	4,849
3.25%, 06/01/51	25	16,380
3.45%, 06/01/29	92	88,346
3.45%, 05/01/50	39	26,656
3.75%, 09/01/28	45	44,154
3.75%, 09/01/47	31	22,913
4.00%, 12/01/46	25	19,197
4.15%, 06/01/49	37	28,631
4.20%, 09/01/48	60	47,175
4.30%, 12/01/42	37	30,769
4.30%, 09/01/45	20	16,404
4.45%, 06/01/32	65	63,258
5.15%, 03/01/34	20	19,973
5.45%, 03/01/54	50	47,009
6.59%, 10/15/37	55	60,242
		604,766
Total Corporate Bonds & Notes — 30.4% (Cost: $226,079,654)		215,930,381
Foreign Government Obligations(g)
Argentina — 0.3%
Argentina Bonar Bonds
1.00%, 07/09/29	54	42,874
1.75%, 07/09/30(h)	312	237,986
3.50%, 07/09/41(h)	50	30,702
4.75%, 07/09/35(h)	370	247,249
5.00%, 01/09/38(h)	190	131,425
Argentina Republic Government International Bonds
0.75%, 07/09/30(h)	414	323,856
1.00%, 07/09/29	90	74,288
3.50%, 07/09/41(c)(h)	280	174,100
4.38%, 07/09/46(h)	64	41,599
4.75%, 07/09/35(h)	525	353,217
5.00%, 01/09/38(h)	290	206,234
		1,863,530
Brazil — 0.1%
Brazil Government International Bonds
5.00%, 01/27/45	200	148,608
5.63%, 01/07/41	300	262,999
7.13%, 01/20/37(c)	125	129,492
8.25%, 01/20/34	210	236,164
10.13%, 05/15/27	120	132,382
		909,645
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)	70	67,577
Canada — 0.8%
Canada Government International Bonds
3.75%, 04/26/28(c)	210	209,172
4.63%, 04/30/29	155	158,750
CDP Financial Inc., 4.25%, 07/25/28(b)	255	256,277

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
CPPIB Capital Inc.
0.88%, 09/09/26(b)	$5	$4,801
4.25%, 07/20/28(b)	270	271,821
Export Development Canada
3.00%, 05/25/27	200	196,076
3.75%, 09/07/27	150	149,452
3.88%, 02/14/28	125	124,823
4.13%, 02/13/29	220	220,837
4.38%, 06/29/26	135	135,310
4.75%, 06/05/34	60	61,332
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	250	214,091
2.00%, 04/16/31(b)	250	219,677
4.63%, 04/10/29(b)	5	5,078
Province of Alberta Canada
1.30%, 07/22/30	125	108,154
2.05%, 08/17/26(b)	100	97,498
3.30%, 03/15/28	30	29,414
4.50%, 01/24/34	50	49,215
Province of British Columbia Canada
0.90%, 07/20/26	155	149,385
1.30%, 01/29/31(c)	90	76,559
2.25%, 06/02/26	55	53,937
4.20%, 07/06/33	110	106,422
4.70%, 01/24/28	5	5,081
4.75%, 06/12/34	130	130,194
4.80%, 11/15/28	150	153,336
4.90%, 04/24/29	110	113,038
7.25%, 09/01/36	20	23,883
Province of Manitoba Canada
1.50%, 10/25/28(c)	65	59,739
2.13%, 06/22/26	245	239,725
4.30%, 07/27/33	5	4,857
4.90%, 05/31/34	60	60,670
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,727
Province of Ontario Canada
1.05%, 05/21/27	110	103,719
1.13%, 10/07/30	125	106,594
1.60%, 02/25/31	75	64,880
1.80%, 10/14/31	125	106,848
2.00%, 10/02/29	95	86,958
2.13%, 01/21/32	75	65,035
2.30%, 06/15/26	70	68,644
3.10%, 05/19/27	90	88,312
3.70%, 09/17/29	20	19,645
4.20%, 01/18/29	150	150,468
4.70%, 01/15/30	5	5,109
5.05%, 04/24/34	105	107,656
Province of Quebec Canada
1.35%, 05/28/30	90	78,586
2.75%, 04/12/27	68	66,331
3.63%, 04/13/28	200	197,634
4.25%, 09/05/34	30	28,923
4.50%, 04/03/29	110	111,506
4.50%, 09/08/33	105	103,676
Series PD, 7.50%, 09/15/29	110	124,142
Province of Saskatchewan Canada, 3.25%, 06/08/27	5	4,911
PSP Capital Inc.
1.63%, 10/26/28(b)	15	13,838
3.75%, 10/02/29(b)	5	4,916
		5,416,662
Security	Par (000)	Value
Chile — 0.2%
Chile Government International Bonds
2.55%, 01/27/32	$200	$173,055
3.24%, 02/06/28	200	193,235
3.50%, 01/25/50	200	138,800
3.86%, 06/21/47	200	151,186
4.00%, 01/31/52	200	149,709
4.95%, 01/05/36	200	193,689
5.33%, 01/05/54	200	183,975
		1,183,649
Colombia — 0.1%
Colombia Government International Bonds
4.50%, 03/15/29	200	189,002
5.00%, 06/15/45	200	132,626
6.13%, 01/18/41	300	242,083
7.38%, 09/18/37	300	284,471
		848,182
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34(d)	200	205,297
Denmark — 0.0%
Kommunekredit, 4.63%, 03/05/27(d)	200	201,830
Finland — 0.0%
Kuntarahoitus OYJ
4.13%, 12/15/27(b)	5	5,015
4.88%, 01/13/27(b)	200	202,370
		207,385
France — 0.4%
Agence Francaise de Developpement EPIC, 4.50%, 03/05/29(d)	400	402,517
Caisse d'Amortissement de la Dette Sociale
1.00%, 10/21/30(b)	10	8,441
1.25%, 10/28/26(b)	5	4,801
1.38%, 01/20/31(b)	330	281,932
3.75%, 05/24/28(b)	320	317,328
4.25%, 01/24/27(b)	600	600,808
4.50%, 05/22/29(b)	205	207,704
4.88%, 09/19/26(b)	205	206,732
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	200	199,835
SFIL SA, 5.00%, 04/26/27(d)	200	202,264
		2,432,362
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	200	192,152
2.63%, 02/04/51(b)	200	122,723
4.75%, 01/12/28(b)	200	202,145
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	171,931
4.00%, 06/07/33(b)	200	192,488
		881,439
Hungary — 0.1%
Hungary Government International Bonds
2.13%, 09/22/31(d)	200	164,270
5.50%, 03/26/36(d)	200	189,663
6.25%, 09/22/32(d)	200	207,114
7.63%, 03/29/41	166	184,320
		745,367

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.5%
Indonesia Government International Bonds
2.85%, 02/14/30	$200	$185,119
3.05%, 03/12/51	200	128,537
3.20%, 09/23/61	200	122,645
3.40%, 09/18/29	200	191,934
4.35%, 01/11/48	200	163,971
4.55%, 01/11/28	200	201,030
4.65%, 09/20/32	200	196,079
4.70%, 02/10/34	200	193,222
4.85%, 01/11/33	200	197,714
5.10%, 02/10/54	400	363,422
6.75%, 01/15/44(d)	200	220,884
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	176,266
4.15%, 03/29/27(d)	200	199,685
4.40%, 06/06/27(d)	200	200,553
4.70%, 06/06/32(d)	200	196,912
5.10%, 07/02/29(d)	200	204,255
		3,142,228
Israel — 0.2%
Israel Government International Bonds
5.38%, 03/12/29	200	202,490
5.38%, 02/19/30	200	201,567
5.50%, 03/12/34	200	197,434
5.63%, 02/19/35	200	197,823
5.75%, 03/12/54	200	177,514
State of Israel
3.38%, 01/15/50	400	247,932
3.80%, 05/13/60(d)	200	124,282
		1,349,042
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	235	218,747
3.88%, 05/06/51	260	174,342
4.00%, 10/17/49	20	14,127
5.38%, 06/15/33	70	71,866
		479,082
Japan — 0.1%
Development Bank of Japan Inc.
1.00%, 08/27/30(b)	10	8,478
1.25%, 10/20/26(b)	5	4,800
1.75%, 10/20/31(b)	5	4,257
4.50%, 01/30/34(b)	200	198,217
5.13%, 09/01/26(b)	5	5,051
Japan International Cooperation Agency
1.00%, 07/22/30	55	46,678
2.13%, 10/20/26	46	44,665
2.75%, 04/27/27	15	14,584
4.00%, 05/23/28	200	199,072
4.75%, 05/21/29	215	219,055
		744,857
Kazakhstan — 0.0%
Kazakhstan Government International Bonds, 4.88%, 10/14/44(d)	200	176,181
Kuwait — 0.0%
Kuwait International Government Bonds, 3.50%, 03/20/27(d)	200	196,298
Security	Par (000)	Value
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)	$85	$83,736
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	171,946
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)	310	305,687
3.63%, 10/01/26(b)	200	198,708
4.25%, 01/25/29(b)	205	206,420
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	45	38,680
4.00%, 06/01/28(b)	230	229,989
4.38%, 02/28/29(b)	5	5,051
4.50%, 01/16/30(b)	5	5,084
		989,619
Norway — 0.1%
Kommunalbanken AS
1.13%, 10/26/26(b)	15	14,398
1.13%, 06/14/30(b)	200	173,077
4.25%, 01/24/29(b)	200	201,453
		388,928
Panama — 0.2%
Panama Government International Bonds
2.25%, 09/29/32	200	147,195
3.16%, 01/23/30	200	176,287
4.50%, 05/15/47	400	262,198
4.50%, 04/16/50	200	127,562
6.70%, 01/26/36	100	96,712
7.88%, 03/01/57	200	194,969
8.88%, 09/30/27	55	59,477
9.38%, 04/01/29	100	111,645
		1,176,045
Paraguay — 0.0%
Paraguay Government International Bonds, 3.85%, 06/28/33(d)	200	178,453
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	100	78,567
2.78%, 01/23/31	145	128,086
2.78%, 12/01/60	65	34,086
3.00%, 01/15/34	110	91,518
3.30%, 03/11/41	70	50,955
3.55%, 03/10/51	75	50,447
3.60%, 01/15/72	85	51,339
5.38%, 02/08/35	200	196,675
5.63%, 11/18/50	100	93,172
6.55%, 03/14/37	70	74,395
8.75%, 11/21/33	100	121,000
		970,240
Poland — 0.2%
Bank Gospodarstwa Krajowego
5.75%, 07/09/34(d)	200	201,844
6.25%, 07/09/54(d)	200	193,743
Republic of Poland Government International Bonds
4.88%, 02/12/30	140	141,427
4.88%, 10/04/33	90	88,258
5.13%, 09/18/34	100	99,105
5.38%, 02/12/35	100	100,128

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
5.50%, 11/16/27	$80	$82,369
5.50%, 04/04/53	215	195,983
5.50%, 03/18/54	200	181,832
		1,284,689
Qatar — 0.3%
Qatar Government International Bonds
3.75%, 04/16/30(d)	200	194,909
4.00%, 03/14/29(d)	200	198,133
4.40%, 04/16/50(d)	200	167,245
4.63%, 06/02/46(d)	200	176,797
4.75%, 05/29/34(d)	200	200,907
4.82%, 03/14/49(d)	200	177,950
4.88%, 02/27/35(d)	200	201,748
5.10%, 04/23/48(d)	200	186,419
5.75%, 01/20/42(b)	200	209,883
		1,713,991
Romania — 0.1%
Romania Government International Bonds
3.00%, 02/27/27(d)	50	47,801
3.00%, 02/14/31(d)	100	83,552
3.63%, 03/27/32(d)	66	55,285
4.00%, 02/14/51(d)	100	60,335
5.13%, 06/15/48(d)	60	43,721
5.25%, 11/25/27(d)	60	59,444
6.00%, 05/25/34(d)	50	46,649
6.13%, 01/22/44(c)(d)	60	51,410
6.38%, 01/30/34(d)	200	190,937
6.63%, 02/17/28(d)	100	102,182
7.13%, 01/17/33(d)	90	91,379
7.63%, 01/17/53(d)	50	48,308
		881,003
South Africa — 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/29	200	190,742
5.65%, 09/27/47	200	145,228
6.25%, 03/08/41	225	189,110
		525,080
South Korea — 0.1%
Korea Development Bank (The)
4.38%, 02/15/28	200	200,194
4.63%, 02/15/27	200	200,910
Korea International Bonds
1.75%, 10/15/31	200	171,304
4.50%, 07/03/29	200	201,950
Korea Mine Rehabilitation & Mineral Resources Corp., 5.13%, 05/08/29(d)	200	203,151
		977,509
Supranational — 1.7%
African Development Bank
0.88%, 07/22/26	245	236,257
3.50%, 09/18/29	170	166,688
4.00%, 03/18/30	5	4,998
4.13%, 02/25/27	60	60,125
4.38%, 11/03/27	185	186,886
4.38%, 03/14/28	95	96,144
4.63%, 01/04/27	115	116,074
Council of Europe Development Bank
0.88%, 09/22/26	210	201,595
3.63%, 01/26/28	20	19,848
Security	Par (000)	Value
Supranational (continued)
4.13%, 01/24/29	$95	$95,457
4.50%, 01/15/30	20	20,398
4.63%, 06/11/27	30	30,368
European Bank for Reconstruction & Development
4.13%, 01/25/29	195	196,006
4.25%, 03/13/34	145	143,078
4.38%, 03/09/28	50	50,582
European Investment Bank
0.75%, 10/26/26	25	23,895
0.75%, 09/23/30	20	16,895
1.25%, 02/14/31	15	12,872
1.38%, 03/15/27	800	764,639
1.63%, 10/09/29	15	13,616
3.25%, 11/15/27	30	29,560
3.63%, 07/15/30	5	4,907
3.75%, 11/15/29	1,000	991,259
3.75%, 02/14/33	5	4,837
3.88%, 03/15/28	10	9,999
4.00%, 02/15/29	20	20,048
4.13%, 02/13/34	405	398,133
4.38%, 03/19/27	10	10,071
4.38%, 10/10/31	5	5,057
4.50%, 10/16/28	405	412,455
4.50%, 03/14/30	400	409,079
4.75%, 06/15/29	20	20,594
Inter-American Development Bank
0.63%, 09/16/27	100	92,846
1.13%, 07/20/28	190	174,412
1.13%, 01/13/31	280	238,642
1.50%, 01/13/27	155	148,953
2.00%, 06/02/26	75	73,443
2.00%, 07/23/26	65	63,494
2.25%, 06/18/29	176	164,691
2.38%, 07/07/27	120	116,263
3.13%, 09/18/28	219	213,539
3.20%, 08/07/42	5	3,936
3.50%, 09/14/29	215	210,939
3.50%, 04/12/33	165	156,214
3.88%, 10/28/41	75	65,217
4.00%, 01/12/28	105	105,231
4.13%, 02/15/29	230	231,294
4.38%, 02/01/27	90	90,510
4.38%, 07/17/34	15	14,964
4.38%, 01/24/44	29	26,503
4.50%, 02/15/30	300	306,488
International Bank for Reconstruction & Development
0.75%, 11/24/27(c)	219	202,807
0.75%, 08/26/30	156	131,932
0.85%, 02/10/27(c)	30	28,369
0.88%, 07/15/26	65	62,740
0.88%, 05/14/30	179	154,004
1.13%, 09/13/28	380	347,408
1.25%, 02/10/31	181	155,049
1.38%, 04/20/28	250	232,850
1.63%, 11/03/31	290	248,418
1.75%, 10/23/29	275	250,506
1.88%, 10/27/26	88	85,414
2.50%, 11/22/27	110	106,368
3.13%, 06/15/27	205	201,741
3.50%, 07/12/28	240	237,028
3.63%, 09/21/29	45	44,388

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.88%, 10/16/29	$300	$298,747
3.88%, 02/14/30	180	179,053
3.88%, 08/28/34	270	259,171
4.00%, 08/27/26	200	199,808
4.00%, 07/25/30	80	79,875
4.00%, 01/10/31	300	298,691
4.63%, 08/01/28	225	229,620
4.63%, 01/15/32	300	307,116
4.75%, 11/14/33	245	251,576
4.75%, 02/15/35	25	25,492
Nordic Investment Bank
3.38%, 09/08/27	30	29,646
4.25%, 02/28/29	215	217,061
4.38%, 03/14/28	65	65,791
		12,200,668
Sweden — 0.1%
Kommuninvest I Sverige AB, 3.50%, 08/25/27(b)	20	19,800
Svensk Exportkredit AB
2.25%, 03/22/27	230	222,639
3.75%, 09/13/27	20	19,894
4.13%, 06/14/28	45	45,159
4.25%, 02/01/29	5	5,029
4.88%, 10/04/30	60	61,975
		374,496
Turkey — 0.0%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	198,976
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
1.70%, 03/02/31(d)	200	172,517
1.88%, 09/15/31(d)	200	171,914
2.50%, 09/30/29(d)	200	185,519
3.13%, 10/11/27(d)	200	194,754
3.13%, 09/30/49(d)	200	132,464
3.88%, 04/16/50(d)	200	151,212
4.13%, 10/11/47(d)	200	160,707
5.50%, 04/30/54(d)	200	194,575
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	182,819
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	169,403
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	184,036
UAE International Government Bonds, 2.88%, 10/19/41(d)	400	291,753
		2,191,673
United Kingdom — 0.0%
Bank of England Euro Note, 4.50%, 03/05/27(b)	20	20,163
Uruguay — 0.1%
Uruguay Government International Bonds
4.13%, 11/20/45	100	82,608
4.38%, 01/23/31	110	108,654
4.98%, 04/20/55	128	110,256
5.10%, 06/18/50	219	196,565
7.63%, 03/21/36	120	141,312
7.88%, 01/15/33, (7.88% PIK)(c)(e)	85	99,830
		739,225
Total Foreign Government Obligations — 6.5% (Cost: $47,944,308)		46,117,053
Security	Par (000)	Value
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 21.6%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	$219	$214,877
4.00%, 01/01/48	31	29,095
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K058, Class A2, 2.65%, 08/25/26	75	73,427
Series K070, Class A2, 3.30%, 11/25/27(a)	200	195,674
Series K115, Class A2, 1.38%, 06/25/30	50	43,358
Series K131, Class A2, 1.85%, 07/25/31	1,000	863,751
Series K735, Class A2, 2.86%, 05/25/26	0	253
Series K739, Class A2, 1.34%, 09/25/27	178	168,112
Federal National Mortgage Association-ACES
Series 2017-M3, Class A2, 2.46%, 12/25/26(a)	141	136,862
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	50	48,297
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	340	290,117
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	214,299
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	490	412,084
Government National Mortgage Association
2.00%, 08/20/50	140	112,700
2.00%, 11/20/50	374	301,175
2.00%, 12/20/50	2,691	2,164,423
2.00%, 01/20/51	3,667	2,949,149
2.00%, 02/20/51	1,422	1,143,449
2.00%, 10/20/51	995	799,995
2.00%, 12/20/51	345	277,173
2.50%, 10/20/50	449	377,153
2.50%, 01/20/51	160	134,247
2.50%, 05/20/51	1,762	1,478,642
2.50%, 08/20/51	105	88,401
2.50%, 11/20/51	3,001	2,517,331
2.50%, 12/20/51	755	633,393
2.50%, 02/20/52	1,561	1,309,056
2.50%, 08/20/52	304	255,194
3.00%, 03/20/45	27	23,961
3.00%, 12/20/45	3	2,896
3.00%, 01/20/46	3	2,884
3.00%, 03/20/46	219	193,584
3.00%, 05/20/46	2	1,767
3.00%, 08/20/46	9	7,665
3.00%, 09/20/46	79	69,430
3.00%, 04/20/49	40	35,643
3.00%, 10/15/49	26	23,057
3.00%, 12/20/49	884	773,789
3.00%, 02/20/50	307	268,936
3.00%, 07/20/50	102	89,649
3.00%, 12/20/50	141	123,021
3.00%, 08/20/51	921	803,676
3.00%, 09/20/51	778	679,062
3.00%, 10/20/51	511	445,470
3.00%, 11/20/51	119	103,497
3.00%, 02/20/52	785	684,236
3.50%, 10/20/42	633	580,133
3.50%, 05/20/47	361	326,729
3.50%, 09/20/47	689	623,732
3.50%, 02/20/48	125	113,205
3.50%, 03/20/49	304	274,338
3.50%, 09/20/49	192	172,493
3.50%, 10/20/49	127	114,497
3.50%, 12/20/49	53	48,058

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/50	$284	$255,986
3.50%, 01/20/52	789	707,443
3.50%, 02/20/52	280	251,072
3.50%, 06/15/54(i)	375	333,583
4.00%, 02/20/49	674	627,869
4.00%, 01/20/50	38	35,093
4.00%, 07/20/52	79	73,175
4.00%, 08/20/52	291	268,191
4.00%, 09/20/52	672	619,695
4.00%, 12/20/52	194	179,143
4.00%, 06/15/54(i)	300	274,677
4.50%, 07/20/41	153	150,436
4.50%, 09/20/48	76	72,949
4.50%, 01/20/49	151	145,522
4.50%, 06/20/53	588	557,591
4.50%, 06/15/54(i)	2,250	2,122,424
4.50%, 10/20/54	496	468,311
4.50%, 11/20/54	374	353,138
5.00%, 07/20/52	41	39,796
5.00%, 09/20/52	418	406,963
5.00%, 12/20/52	325	316,216
5.00%, 01/20/53	202	197,108
5.00%, 04/20/53	124	121,063
5.00%, 06/15/54(i)	1,065	1,033,045
5.00%, 10/20/54	133	128,727
5.00%, 11/20/54	932	904,056
5.50%, 12/20/52	549	548,522
5.50%, 01/20/53	55	55,104
5.50%, 04/20/53	302	301,087
5.50%, 05/20/53	117	117,027
5.50%, 06/20/53	159	158,769
5.50%, 07/20/53	219	218,334
5.50%, 09/20/53	587	586,192
5.50%, 06/15/54(i)	1,175	1,166,509
5.50%, 12/20/54	462	459,319
6.00%, 09/20/53	102	103,442
6.00%, 10/20/53	154	156,700
6.00%, 06/15/54(i)	675	681,435
6.00%, 07/20/54	749	757,665
6.00%, 08/20/54	783	792,265
6.50%, 10/20/53	22	22,822
6.50%, 06/15/54(i)	875	893,414
6.50%, 08/20/54	160	163,740
6.50%, 01/20/55	168	172,012
6.50%, 02/20/55	584	596,282
6.50%, 03/20/55	124	127,452
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	135	119,255
1.50%, 10/01/36	54	47,097
1.50%, 02/01/37	1,096	963,566
1.50%, 03/01/37	1,378	1,208,990
1.50%, 04/01/37	107	93,615
1.50%, 08/01/37	94	82,222
1.50%, 06/15/39(i)	200	175,287
1.50%, 11/01/50	403	298,020
1.50%, 03/01/51	577	426,031
1.50%, 04/01/51	423	312,897
1.50%, 05/01/51	815	602,751
1.50%, 07/01/51	1,461	1,080,376
2.00%, 12/01/35	37	33,976
2.00%, 02/01/36	611	556,251
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 03/01/36	$122	$110,668
2.00%, 04/01/36	44	40,144
2.00%, 05/01/36	89	80,279
2.00%, 06/01/36	493	447,102
2.00%, 08/01/36	334	302,590
2.00%, 09/01/36	602	544,083
2.00%, 10/01/36	194	175,083
2.00%, 11/01/36	174	157,967
2.00%, 12/01/36	379	342,576
2.00%, 01/01/37	511	462,002
2.00%, 02/01/37	637	576,072
2.00%, 04/01/37	1,653	1,494,592
2.00%, 05/01/37	252	227,616
2.00%, 06/01/37	547	493,773
2.00%, 06/15/39(i)	550	496,563
2.00%, 07/01/50	234	183,782
2.00%, 08/01/50	717	566,811
2.00%, 09/01/50	304	238,527
2.00%, 10/01/50	694	544,774
2.00%, 11/01/50	1,538	1,205,958
2.00%, 12/01/50	52	41,344
2.00%, 01/01/51	627	492,229
2.00%, 02/01/51	316	248,491
2.00%, 03/01/51	1,954	1,531,939
2.00%, 04/01/51	1,180	923,925
2.00%, 05/01/51	973	762,949
2.00%, 06/01/51	740	582,435
2.00%, 07/01/51	564	442,025
2.00%, 08/01/51	1,808	1,413,091
2.00%, 10/01/51	2,534	1,984,083
2.00%, 11/01/51	2,131	1,667,272
2.00%, 12/01/51	2,368	1,866,337
2.00%, 01/01/52	2,449	1,915,725
2.00%, 02/01/52	402	312,078
2.00%, 04/01/52	1,047	814,700
2.00%, 06/15/54(i)	4,125	3,204,389
2.50%, 07/01/32	243	233,001
2.50%, 11/01/34	30	28,297
2.50%, 10/01/35	90	83,166
2.50%, 03/01/36	70	65,288
2.50%, 05/01/36	378	349,859
2.50%, 06/01/36	69	63,921
2.50%, 07/01/36	273	252,992
2.50%, 08/01/36	75	69,888
2.50%, 04/01/37	273	252,423
2.50%, 05/01/37	302	278,606
2.50%, 06/01/37	306	281,954
2.50%, 06/15/39(i)	600	553,830
2.50%, 10/01/50	86	71,279
2.50%, 11/01/50	1,128	932,714
2.50%, 12/01/50	264	217,103
2.50%, 01/01/51	262	214,653
2.50%, 03/01/51	466	384,762
2.50%, 04/01/51	124	101,612
2.50%, 07/01/51	346	284,559
2.50%, 08/01/51	1,297	1,074,627
2.50%, 09/01/51	1,409	1,161,735
2.50%, 10/01/51	972	797,297
2.50%, 11/01/51	2,133	1,749,093
2.50%, 12/01/51	3,029	2,495,683
2.50%, 01/01/52	2,742	2,247,140

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/52	$405	$333,292
2.50%, 04/01/52	1,615	1,325,436
2.50%, 06/15/54(i)	2,900	2,361,537
3.00%, 03/01/30	52	51,152
3.00%, 09/01/34	310	295,733
3.00%, 03/01/35	28	26,435
3.00%, 07/01/35	21	19,689
3.00%, 07/01/38	194	182,552
3.00%, 06/15/39(i)	750	706,750
3.00%, 11/01/46	81	70,866
3.00%, 04/01/48	518	462,869
3.00%, 11/01/48	106	92,607
3.00%, 02/01/49	745	654,384
3.00%, 12/01/49	1,051	912,783
3.00%, 08/01/50	149	129,449
3.00%, 10/01/50	227	194,215
3.00%, 01/01/51	65	56,471
3.00%, 04/01/51	71	60,252
3.00%, 07/01/51	954	821,021
3.00%, 08/01/51	377	321,911
3.00%, 11/01/51	58	49,629
3.00%, 01/01/52	1,103	950,772
3.00%, 02/01/52	397	340,048
3.00%, 04/01/52	4,036	3,461,234
3.00%, 05/01/52	852	729,546
3.00%, 06/15/54(i)	700	595,519
3.50%, 02/01/34	80	77,335
3.50%, 06/15/39(i)	425	405,804
3.50%, 07/01/45	1,453	1,323,169
3.50%, 07/01/47	51	46,287
3.50%, 09/01/47	521	470,127
3.50%, 10/01/47	276	249,521
3.50%, 11/01/47	68	61,757
3.50%, 02/01/48	323	291,697
3.50%, 02/01/49	51	46,270
3.50%, 03/01/49	209	188,362
3.50%, 06/01/49	306	276,510
3.50%, 08/01/49	60	54,314
3.50%, 12/01/49	283	251,688
3.50%, 02/01/51	1,461	1,310,312
3.50%, 10/01/51	643	579,582
3.50%, 06/01/52	809	724,046
3.50%, 07/01/52	275	246,776
3.50%, 06/15/54(i)	975	864,115
4.00%, 08/01/37	26	25,184
4.00%, 09/01/37	37	35,778
4.00%, 11/01/37	50	48,874
4.00%, 02/01/38	26	25,729
4.00%, 05/01/38	23	22,641
4.00%, 11/01/38	15	14,761
4.00%, 06/15/39(i)	875	846,898
4.00%, 11/01/39	228	221,201
4.00%, 12/01/39	139	134,763
4.00%, 09/01/47	34	31,904
4.00%, 05/01/48	1,006	936,904
4.00%, 09/01/48	302	280,863
4.00%, 03/01/49	153	142,460
4.00%, 07/01/49	613	571,310
4.00%, 08/01/49	219	204,294
4.00%, 04/01/50	454	422,111
4.00%, 05/01/50	217	201,277
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/01/51	$1,078	$1,001,435
4.00%, 05/01/52	459	422,817
4.00%, 06/01/52	587	539,442
4.00%, 06/13/52(i)	1,300	1,190,890
4.00%, 08/01/52	540	497,084
4.50%, 04/01/49	71	67,930
4.50%, 09/01/50	341	326,876
4.50%, 10/01/50	129	123,220
4.50%, 05/01/52	133	126,956
4.50%, 06/01/52	680	643,988
4.50%, 09/01/52	938	888,807
4.50%, 10/01/52	1,717	1,629,940
4.50%, 11/01/52	39	36,830
4.50%, 12/01/52	288	274,825
4.50%, 08/01/53	35	33,795
4.50%, 06/15/54(i)	700	660,137
5.00%, 09/01/49	22	21,626
5.00%, 08/01/52	101	98,357
5.00%, 09/01/52	241	235,617
5.00%, 10/01/52	358	349,639
5.00%, 11/01/52	311	304,341
5.00%, 12/01/52	264	257,769
5.00%, 01/01/53	762	742,794
5.00%, 03/01/53	83	81,744
5.00%, 04/01/53	217	210,907
5.00%, 06/01/53	183	178,239
5.00%, 06/15/54(i)	1,925	1,863,123
5.00%, 11/01/54	621	600,939
5.00%, 12/01/54	1,034	1,008,327
5.00%, 01/01/55	367	356,309
5.50%, 09/01/52	99	99,257
5.50%, 11/01/52	146	145,969
5.50%, 12/01/52	557	556,796
5.50%, 01/01/53	652	653,681
5.50%, 02/01/53	289	287,761
5.50%, 03/01/53	170	170,235
5.50%, 04/01/53	141	140,710
5.50%, 05/01/53	1,931	1,916,758
5.50%, 06/01/53	42	41,703
5.50%, 03/01/54	564	559,524
5.50%, 05/01/54	273	272,498
5.50%, 06/15/54(i)	3,930	3,890,352
5.50%, 11/01/54	1,191	1,189,093
5.50%, 03/01/55	276	274,374
6.00%, 12/01/52	63	63,775
6.00%, 01/01/53	63	64,588
6.00%, 06/01/53	74	74,796
6.00%, 07/01/53	191	192,803
6.00%, 08/01/53	289	295,444
6.00%, 09/01/53	394	401,409
6.00%, 11/01/53	586	594,250
6.00%, 12/01/53	176	178,424
6.00%, 02/01/54	108	109,884
6.00%, 03/01/54	252	255,551
6.00%, 05/01/54	1,190	1,207,997
6.00%, 06/15/54(i)	1,975	1,994,279
6.00%, 08/01/54	1,790	1,810,344
6.00%, 02/01/55	352	357,782
6.00%, 05/01/55	169	171,393
6.50%, 10/01/53	45	46,191
6.50%, 11/01/53	53	54,458

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 12/01/53	$485	$501,876
6.50%, 01/01/54	684	710,383
6.50%, 02/01/54	587	610,339
6.50%, 06/15/54(i)	50	51,338
6.50%, 08/01/54	761	783,742
6.50%, 09/01/54	137	142,007
6.50%, 01/01/55	774	798,625
6.50%, 04/01/55	462	475,875
		153,439,992
U.S. Government Obligations — 38.9%
U.S. Treasury Note/Bond
0.38%, 09/30/27	1,100	1,015,180
0.50%, 05/31/27	1,000	935,000
0.50%, 08/31/27	780	723,633
0.50%, 10/31/27	230	212,211
0.63%, 07/31/26	2,000	1,921,562
0.63%, 03/31/27	800	753,844
0.63%, 11/30/27	700	646,461
0.63%, 12/31/27	1,445	1,330,529
0.63%, 05/15/30	115	97,831
0.63%, 08/15/30	2,050	1,727,926
0.75%, 08/31/26	600	575,953
0.75%, 01/31/28	1,700	1,566,523
0.88%, 06/30/26	2,300	2,221,477
0.88%, 09/30/26	1,900	1,822,738
0.88%, 11/15/30	1,190	1,008,339
1.00%, 07/31/28	2,100	1,921,828
1.13%, 10/31/26	1,100	1,056,387
1.13%, 02/28/27	700	666,832
1.13%, 02/29/28	2,130	1,978,903
1.13%, 08/31/28	2,400	2,199,563
1.13%, 02/15/31	1,015	867,270
1.13%, 05/15/40	2,000	1,215,000
1.13%, 08/15/40	1,590	955,739
1.25%, 11/30/26	1,900	1,824,594
1.25%, 12/31/26	1,700	1,629,344
1.25%, 03/31/28	2,143	1,993,827
1.25%, 04/30/28	1,400	1,300,031
1.25%, 05/31/28	1,600	1,482,500
1.25%, 06/30/28	1,660	1,534,852
1.25%, 09/30/28	1,700	1,560,945
1.25%, 08/15/31	1,950	1,647,141
1.25%, 05/15/50	1,055	492,553
1.38%, 10/31/28	1,970	1,812,862
1.38%, 12/31/28	1,400	1,283,516
1.38%, 11/15/31	2,650	2,238,215
1.38%, 11/15/40	1,480	923,150
1.38%, 08/15/50	1,440	690,525
1.50%, 08/15/26	1,400	1,357,891
1.50%, 01/31/27	2,000	1,921,016
1.50%, 11/30/28	1,300	1,199,148
1.63%, 10/31/26	600	580,500
1.63%, 05/15/31	1,800	1,568,672
1.63%, 11/15/50	1,600	821,500
1.75%, 01/31/29	2,800	2,595,906
1.75%, 08/15/41	1,820	1,181,862
1.88%, 02/28/27	1,000	965,234
1.88%, 02/28/29	1,050	976,500
1.88%, 02/15/32	2,150	1,864,789
1.88%, 02/15/41	1,839	1,238,452
1.88%, 02/15/51	1,770	968,522
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.88%, 11/15/51	$1,570	$850,498
2.00%, 11/15/26	2,000	1,943,203
2.00%, 11/15/41	1,300	876,078
2.00%, 02/15/50	1,400	801,500
2.00%, 08/15/51	2,124	1,193,091
2.25%, 02/15/27	570	554,036
2.25%, 08/15/27	700	675,883
2.25%, 11/15/27	1,000	962,188
2.25%, 05/15/41	1,550	1,103,164
2.25%, 08/15/46	1,300	831,594
2.25%, 08/15/49	500	305,859
2.25%, 02/15/52	1,320	786,019
2.38%, 05/15/27	600	582,727
2.38%, 03/31/29	680	643,131
2.38%, 05/15/29	1,000	944,219
2.38%, 02/15/42	1,275	908,039
2.38%, 11/15/49	500	313,750
2.38%, 05/15/51	2,036	1,259,775
2.50%, 03/31/27	700	682,445
2.50%, 02/15/45	1,075	739,566
2.50%, 02/15/46	760	514,900
2.50%, 05/15/46	900	607,781
2.63%, 05/31/27	1,400	1,365,602
2.63%, 02/15/29	1,000	956,250
2.63%, 07/31/29	1,000	950,547
2.75%, 04/30/27	2,784	2,724,514
2.75%, 07/31/27	1,000	976,484
2.75%, 02/15/28	1,400	1,359,859
2.75%, 05/31/29	900	861,609
2.75%, 08/15/32	2,400	2,186,625
2.75%, 08/15/42	290	217,319
2.75%, 11/15/42	400	298,188
2.75%, 08/15/47	550	383,109
2.75%, 11/15/47	600	416,813
2.88%, 05/15/28	1,000	972,656
2.88%, 08/15/28	600	581,906
2.88%, 04/30/29	800	770,063
2.88%, 05/15/32	2,000	1,844,687
2.88%, 05/15/43	200	151,063
2.88%, 08/15/45	960	701,700
2.88%, 11/15/46	600	432,281
2.88%, 05/15/49	200	140,250
2.88%, 05/15/52	1,300	893,141
3.00%, 05/15/42	250	195,508
3.00%, 11/15/44	500	376,641
3.00%, 05/15/45	990	741,881
3.00%, 11/15/45	400	298,000
3.00%, 02/15/47	500	367,422
3.00%, 05/15/47	600	439,500
3.00%, 02/15/48	800	581,000
3.00%, 08/15/48	700	505,859
3.00%, 02/15/49	300	216,000
3.00%, 08/15/52	1,400	987,219
3.13%, 11/15/28	1,100	1,072,930
3.13%, 08/31/29	1,900	1,840,477
3.13%, 02/15/43	500	393,828
3.13%, 08/15/44	500	385,781
3.13%, 05/15/48	550	407,859
3.25%, 06/30/27	900	888,750
3.25%, 06/30/29	2,400	2,339,250
3.25%, 05/15/42	700	567,766

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.38%, 09/15/27	$833	$823,954
3.38%, 05/15/33	2,800	2,636,375
3.38%, 08/15/42	826	680,030
3.38%, 05/15/44	100	80,547
3.50%, 09/30/26	1,061	1,053,664
3.50%, 01/31/28	638	632,118
3.50%, 04/30/28	1,000	990,078
3.50%, 09/30/29	1,273	1,251,319
3.50%, 01/31/30	1,440	1,412,100
3.50%, 04/30/30	800	783,188
3.50%, 02/15/33	2,400	2,286,000
3.63%, 03/31/28	924	918,297
3.63%, 05/31/28	453	449,921
3.63%, 08/31/29	1,964	1,940,831
3.63%, 03/31/30	700	689,500
3.63%, 09/30/31	750	729,668
3.63%, 08/15/43	200	168,750
3.63%, 02/15/53	1,114	889,459
3.63%, 05/15/53	1,195	953,199
3.75%, 08/31/26	962	958,129
3.75%, 04/30/27	2,550	2,542,230
3.75%, 08/15/27	822	819,495
3.75%, 04/15/28	360	358,903
3.75%, 12/31/28	1,200	1,194,187
3.75%, 05/31/30	400	395,875
3.75%, 06/30/30	438	433,312
3.75%, 12/31/30	800	788,625
3.75%, 08/31/31	636	623,578
3.75%, 11/15/43	300	256,969
3.88%, 03/31/27	2,827	2,824,129
3.88%, 05/31/27	1,126	1,125,648
3.88%, 10/15/27	785	784,816
3.88%, 11/30/27	1,223	1,223,004
3.88%, 12/31/27	800	800,188
3.88%, 03/15/28	366	366,229
3.88%, 09/30/29	1,900	1,895,250
3.88%, 11/30/29	1,450	1,445,695
3.88%, 12/31/29	1,895	1,889,078
3.88%, 04/30/30	2,263	2,254,514
3.88%, 08/15/33	3,028	2,945,663
3.88%, 08/15/34	2,969	2,861,374
3.88%, 02/15/43	488	428,601
3.88%, 05/15/43	486	425,782
4.00%, 01/15/27	704	704,110
4.00%, 12/15/27	502	503,647
4.00%, 02/29/28	1,000	1,003,359
4.00%, 06/30/28	538	540,102
4.00%, 01/31/29	826	828,646
4.00%, 07/31/29	1,030	1,032,897
4.00%, 10/31/29	1,050	1,052,461
4.00%, 02/28/30	1,845	1,849,468
4.00%, 03/31/30	2,868	2,873,826
4.00%, 05/31/30	1,619	1,622,415
4.00%, 07/31/30	600	600,234
4.00%, 01/31/31	995	992,901
4.00%, 04/30/32	653	646,776
4.00%, 02/15/34	2,838	2,773,702
4.00%, 11/15/42	488	436,989
4.00%, 11/15/52	1,104	944,610
4.13%, 06/15/26(c)	1,068	1,067,666
4.13%, 10/31/26	863	864,079
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 01/31/27	$1,634	$1,637,957
4.13%, 02/15/27	860	862,116
4.13%, 02/28/27	1,561	1,565,512
4.13%, 09/30/27	900	904,992
4.13%, 11/15/27	536	538,973
4.13%, 07/31/28	500	503,750
4.13%, 03/31/29	1,700	1,713,016
4.13%, 10/31/29	1,792	1,805,300
4.13%, 11/30/29	1,605	1,617,539
4.13%, 08/31/30	662	665,879
4.13%, 03/31/31	990	993,171
4.13%, 07/31/31	674	675,106
4.13%, 10/31/31	498	498,039
4.13%, 11/30/31	1,120	1,119,738
4.13%, 02/29/32	599	598,158
4.13%, 03/31/32	1,140	1,138,041
4.13%, 11/15/32	2,608	2,596,997
4.13%, 08/15/44	1,178	1,058,912
4.13%, 08/15/53	1,338	1,169,914
4.25%, 11/30/26	923	926,209
4.25%, 12/31/26	1,203	1,207,605
4.25%, 03/15/27	1,365	1,372,092
4.25%, 01/15/28	372	375,429
4.25%, 02/15/28	1,304	1,316,632
4.25%, 02/28/29	1,312	1,327,580
4.25%, 06/30/29	1,500	1,518,398
4.25%, 01/31/30	2,487	2,518,476
4.25%, 02/28/31	1,000	1,010,078
4.25%, 06/30/31	900	907,805
4.25%, 11/15/34	3,110	3,080,844
4.25%, 05/15/35	1,121	1,108,739
4.25%, 05/15/39	400	382,313
4.25%, 02/15/54	1,311	1,170,887
4.25%, 08/15/54	1,653	1,478,402
4.38%, 07/31/26	1,289	1,292,726
4.38%, 08/15/26	1,200	1,204,031
4.38%, 12/15/26	677	680,676
4.38%, 07/15/27	1,210	1,221,533
4.38%, 08/31/28	800	811,938
4.38%, 11/30/28	1,556	1,580,069
4.38%, 12/31/29	2,000	2,035,625
4.38%, 11/30/30	687	698,754
4.38%, 01/31/32	537	544,132
4.38%, 05/15/34	2,824	2,832,825
4.38%, 08/15/43	514	480,831
4.50%, 07/15/26	501	503,094
4.50%, 04/15/27	863	871,765
4.50%, 05/15/27	1,620	1,637,466
4.50%, 05/31/29	948	968,219
4.50%, 12/31/31	362	369,523
4.50%, 11/15/33	2,771	2,812,998
4.50%, 02/15/36	100	101,125
4.50%, 02/15/44	572	542,506
4.50%, 11/15/54	1,342	1,253,092
4.63%, 06/30/26	1,623	1,631,115
4.63%, 09/15/26	1,400	1,409,789
4.63%, 10/15/26	1,400	1,410,773
4.63%, 11/15/26	1,047	1,055,670
4.63%, 06/15/27	1,000	1,014,063
4.63%, 09/30/28	1,101	1,126,272
4.63%, 04/30/29	1,960	2,009,919

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 09/30/30	$600	$617,531
4.63%, 04/30/31	800	823,125
4.63%, 05/31/31	1,000	1,028,672
4.63%, 02/15/35	3,074	3,133,078
4.63%, 05/15/44	599	576,818
4.63%, 11/15/44	682	655,253
4.63%, 05/15/54	1,501	1,427,592
4.63%, 02/15/55	1,316	1,255,546
4.75%, 02/15/37	600	615,563
4.75%, 11/15/43	569	557,976
4.75%, 02/15/45	1,688	1,648,437
4.75%, 11/15/53	1,517	1,471,964
4.75%, 05/15/55	573	558,406
4.88%, 05/31/26	1,066	1,073,245
4.88%, 10/31/28	1,400	1,443,641
4.88%, 10/31/30	771	802,683
5.00%, 05/15/37	400	418,750
5.00%, 05/15/45	154	155,606
		276,021,733
Total U.S. Government & Agency Obligations — 60.5% (Cost: $467,690,808)		429,461,725
Total Long-Term Investments — 98.7% (Cost: $750,941,407)		700,313,744
	Shares
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)(l)	38,305,672	38,305,672
Total Short-Term Securities — 5.4% (Cost: $38,305,672)		38,305,672
Total Investments Before TBA Sales Commitments — 104.1% (Cost: $789,247,079)		738,619,416
Security	Par (000)	Value
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association, 6.50%, 06/15/54	$(150)	$(153,157)
Uniform Mortgage-Backed Securities
5.50%, 06/15/54	(275)	(272,226)
6.00%, 06/15/54	(250)	(252,440)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(676,602))		(677,823)
Total Investments, Net of TBA Sales Commitments — 104.0% (Cost: $788,570,477)		737,941,593
Liabilities in Excess of Other Assets — (4.0)%		(28,234,143)
Net Assets — 100.0%		$709,707,450

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,345,727	$1,959,945 (a)	$—	$—	$—	$38,305,672	38,305,672	$286,093 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced Total USD Bond Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,760,717	$—	$2,760,717
Collateralized Mortgage Obligations	—	6,043,868	—	6,043,868
Corporate Bonds & Notes	—	215,930,381	—	215,930,381
Foreign Government Obligations	—	46,117,053	—	46,117,053
U.S. Government & Agency Obligations	—	429,461,725	—	429,461,725
Short-Term Securities
Money Market Funds	38,305,672	—	—	38,305,672
Liabilities
Investments
TBA Sales Commitments	—	(677,823)	—	(677,823)
	$38,305,672	$699,635,921	$—	$737,941,593

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced